--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 August 2, 2004
--------------------------------------------------------------------------------

                                 (SEASONS LOGO)
                              SEASONS SERIES TRUST
                                (CLASS 1 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   STOCK PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     13

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     14
           Investment Strategies......................................     14
           Additional Information about the Seasons Portfolios........     14

GLOSSARY..............................................................     17
           Investment Terminology.....................................     17
           About the Indices..........................................     19
           Risk Terminology...........................................     20

MANAGEMENT............................................................     22
           Investment Adviser and Manager.............................     22
           Information about the Subadvisers..........................     23
           Portfolio Management.......................................     24
           Custodian, Transfer and Dividend Paying Agent..............     26

ACCOUNT INFORMATION...................................................     27
           Transaction Policies.......................................     27
           Dividend Policies and Taxes................................     28

FINANCIAL HIGHLIGHTS..................................................     29

FOR MORE INFORMATION..................................................     31

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 19 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 14, and the glossary that follows on page 17.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica").

EACH OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the investment adviser to the Trust, or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

                                     MANAGED COMPONENTS
--------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 15 also describe various additional risks.

     Risks of Investing in Equity Securities

     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH and STOCK PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH and STOCK PORTFOLIOS.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK PORTFOLIO may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing Internationally

     All Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios may invest in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH and STOCK PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.81%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(5)
------------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                     22.88%        2.25%              8.75%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                   47.25%        7.13%              8.99%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 24.59%        3.49%              8.38%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.78%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(5)
------------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1            18.91%        3.38%              8.57%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                   47.25%        7.13%              8.99%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 20.41%        4.48%              8.44%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.31%

1999........................................................    17.31%

2000........................................................     1.20%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 03/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.13%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(4)
------------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1              12.34%        3.88%              7.69%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                 11.87%        4.47%              7.95%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.08%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(4)
------------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                      9.09%        4.76%              7.35%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                  8.09%        5.54%              7.87%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................    -4.90%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.08%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(5)
------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1     21.33%        0.36%              3.97%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                         38.59%       -0.05%              3.16%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 25.41%        1.26%              6.42%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.05%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(2)
------------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                    30.90%        1.84%              9.13%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                MULTI-MANAGED GROWTH    MULTI-MANAGED MODERATE    MULTI-MANAGED INCOME/
                                                     PORTFOLIO             GROWTH PORTFOLIO         EQUITY PORTFOLIO
                                                --------------------    ----------------------    ---------------------
                                                      CLASS 1                  CLASS 1                   CLASS 1
                                                --------------------    ----------------------    ---------------------
Management Fees                                         0.89%                    0.85%                    0.81%
Distribution/Service (12b-1) Fees                       0.00%                    0.00%                    0.00%
Other Expenses                                          0.21%                    0.15%                    0.16%
Total Annual Portfolio Operating Expenses               1.10%                    1.00%                    0.97%

                                                                         ASSET ALLOCATION:
                                                MULTI-MANAGED INCOME        DIVERSIFIED
                                                     PORTFOLIO            GROWTH PORTFOLIO         STOCK PORTFOLIO
                                                --------------------    --------------------    ---------------------
                                                      CLASS 1                 CLASS 1                  CLASS 1
                                                --------------------    --------------------    ---------------------
Management Fees                                         0.77%                   0.85%                   0.85%
Distribution/Service (12b-1) Fees                       0.00%                   0.00%                   0.00%
Other Expenses                                          0.18%                   0.13%                   0.11%
Total Annual Portfolio Operating Expenses               0.95%                   0.98%                   0.96%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Multi-Managed Growth Portfolio..............................   $112     $350      $606      $1,340
Multi-Managed Moderate Growth Portfolio.....................   $102     $318      $552      $1,225
Multi-Managed Income/Equity Portfolio.......................   $ 99     $309      $536      $1,190
Multi-Managed Income Portfolio..............................   $ 97     $303      $526      $1,166
Asset Allocation: Diversified Growth Portfolio..............   $100     $312      $542      $1,201
Stock Portfolio.............................................   $ 98     $306      $531      $1,178

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

--------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of       selected for their       -large-cap stocks       fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks          fixed income            and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals: -                                      Multi-Managed           least 80% U.S.
                             small-cap stocks                                  Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks         - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       - Large- cap stocks        35%)                     (up to 20%)             20%)
 Portfolio/Managed         - Short-term             - Short-term             - Short-term            - Short-term
 Component significantly     investments              investments              investments             investments (up to
 invest in?                  (up to 25%)              (up to 25%)              (up to 25%)             20%)
                           - Illiquid               - Illiquid securities    - Foreign securities    - Foreign securities
                             securities               (up to 15% of net        (up to 25%)             (up to 20%
                             (up to 15%               assets)                - ADRs/EDRs/GDRs          denominated in
                           of net assets) -                                  - Emerging markets        foreign currencies;
                           Options                                           - PFICs                   up to 100%
                                                                             - Illiquid securities     denominated in U.S.
                                                                               (up to 15% of net       dollars) - Illiquid
                                                                               assets)                 securities (up to 15%
                                                                             - Junk bonds (up to       of net assets)
                                                                               15%)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the         fixed income             fixed income             securities              transactions
 Portfolio/Managed           securities               securities             - Asset-backed and      - Currency baskets
 Component use as part     - U.S. government        - U.S. government          mortgage- backed      - PFICs
 of efficient portfolio      securities               securities               securities            - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Options and futures   - Special situations
 enhance return?             mortgage-backed          mortgage-backed        - Special situations    - Securities lending
                             securities               securities             - Currency              - Forward foreign
                           - Foreign securities     - Foreign securities       transactions            currency exchange
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency baskets        contracts - U.S.
                           - Passive Foreign        - Currency               - Securities lending      Treasury inflation
                             Investment Companies     transactions                                     protection securities
                             (PFICs)                - Currency baskets                               - Roll transactions
                           - Options and futures    - Emerging markets                               - Total return swaps
                           - Special situations     - PFICs                                            (up to 10%)
                           - Securities lending     - Options and futures                            - Short sales
                                                    - Special situations
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Illiquidity           - Foreign exposure
                           - Illiquidity            - Hedging                - Interest rate         - Hedging
                           - Market volatility      - Illiquidity              fluctuations          - Illiquidity
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                             status                 - Market volatility      - Non-diversified         fluctuations
                           - Prepayment             - Non-diversified          status                - Junk bonds
                           - Securities selection     status                 - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                             sized companies        - Securities selection     selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                      sized companies          sized companies       - Securities
                                                                                                       selection
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's             80% (with a range of 65-95%) of total       assets)
 principal investments?          assets to equity securities:
                               - large-cap stocks
                               - mid-cap stocks
                               - small-cap stocks
                               - Strategic allocation of approximately
                                 20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?        assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the             securities                                - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                  securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to      securities                                - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                       securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Credit quality
 Component?                    - Derivatives                               - Derivatives
                               - Emerging markets                          - Emerging markets
                               - Foreign exposure                          - Foreign exposure
                               - Growth stocks                             - Growth stocks
                               - Hedging                                   - Hedging
                               - Illiquidity                               - Illiquidity
                               - Interest rate fluctuations                - Interest rate fluctuations
                               - Junk bonds                                - Market volatility
                               - Market volatility                         - Prepayment
                               - Prepayment                                - Securities selection
                               - Securities selection                      - Small and medium sized companies
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $40.2 billion as of March 31, 2004. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios.

For the fiscal year ended March 31, 2004 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2004, Janus' parent company, Janus Capital Group, Inc., had approximately $145 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2004, Putnam had approximately $226.6 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2004, T. Rowe Price had approximately $201 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2004, Wellington had approximately $416 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Aggressive Growth/SunAmerica
                                                  component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                  (through Growth/Janus component)
                                                - SunAmerica
                                                  (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                  (through Fixed Income/Wellington Management
                                                  component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica    - Brian P. Clifford             Mr. Clifford joined
 SunAmerica component                     Vice President and Portfolio  SunAmerica in February 1998
 (Multi-Managed                           Manager                       as a portfolio manager and
 Seasons Portfolios)                                                    was named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica    - Francis D. Gannon             Mr. Gannon has been a
 component (Multi-                        Senior Vice President and     portfolio manager with the
 Managed Seasons                          Portfolio Manager (Domestic   firm since 1996. He joined
 Portfolios)                              Equity Investment Team)       SunAmerica as an equity
                                                                        analyst in 1993.
                                        - Fixed Income Investment
                                          Team
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus         - Scott W. Schoelzel            Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington    - Lucius T. Hill, III           Mr. Hill has been a
 Wellington Management    Management      Senior Vice President,        portfolio manager with
 component                                Partner and Portfolio         Wellington Management since
 (Multi-Managed                           Manager                       joining the firm in 1993.
 Seasons Portfolios)                    - Campe Goodman, CFA Vice       Mr. Goodman is a portfolio
                                          President and Portfolio       manager at Wellington
                                          Manager                       Management, having joined
                                                                        the firm in 2000 as an
                                                                        assistant portfolio
                                                                        manager. Prior to 2000, Mr.
                                                                        Goodman spent four years at
                                                                        MIT studying macroeconomics
                                                                        and finance in a doctoral
                                                                        program in economics.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         -  Jeffery L. Knight           Mr. Knight is Managing
                                            Team Leader                 Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.

                                         -  Robert J. Kea               Mr. Kea is Senior Vice
                                            Team member                 President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.

                                         -  Robert J. Schoen            Mr. Schoen is Senior Vice
                                            Team member                 President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         -  Bruce S. MacDonald          Mr. MacDonald is a Senior
                                            Team member                 Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 10 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Class 1 shares of the Portfolios are not offered directly to the public. Instead, Class 1 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through separate prospectuses.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                       Multi-Managed Growth Portfolio Class 1
3/31/00                  $17.21        $0.18           $ 7.72          $ 7.90        $(0.19)       $(3.44)         $(3.63)
3/31/01                   21.48         0.30            (6.30)          (6.00)        (0.06)        (3.26)          (3.32)
3/31/02                   12.16         0.16            (1.09)          (0.93)        (0.20)        (0.43)          (0.63)
3/31/03                   10.60         0.12            (1.87)          (1.75)        (0.15)           --           (0.15)
3/31/04                    8.70         0.08             2.34            2.42         (0.10)           --           (0.10)

                                                   Multi-Managed Moderate Growth Portfolio Class 1
3/31/00                  $15.50        $0.33           $ 5.24          $ 5.57        $(0.30)       $(2.17)         $(2.47)
3/31/01                   18.60         0.44            (4.25)          (3.81)        (0.10)        (2.48)          (2.58)
3/31/02                   12.21         0.27            (0.90)          (0.63)        (0.25)        (0.29)          (0.54)
3/31/03                   11.04         0.21            (1.45)          (1.24)        (0.21)           --           (0.21)
3/31/04                    9.59         0.15             2.01            2.16         (0.17)           --           (0.17)

                                                    Multi-Managed Income/Equity Portfolio Class 1
3/31/00                  $13.33        $0.49           $ 1.87          $ 2.36        $(0.41)       $(0.99)         $(1.40)
3/31/01                   14.29         0.54            (1.79)          (1.25)        (0.16)        (0.95)          (1.11)
3/31/02                   11.93         0.41            (0.54)          (0.13)        (0.34)        (0.35)          (0.69)
3/31/03                   11.11         0.34            (0.62)          (0.28)        (0.29)           --           (0.29)
3/31/04                   10.54         0.28             1.27            1.55         (0.26)           --           (0.26)

--------------------  ----------------------------------------------------------------------------------------
                                                                                     RATIO OF
                        NET                                                             NET
                       ASSET                      NET ASSETS      RATIO OF          INVESTMENT
                       VALUE                        END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL           PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)       NET ASSETS         NET ASSETS       TURNOVER
--------------------  ----------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class 1
3/31/00               $ 21.48        49.03%        $103,976         1.15%               0.98%           117%
3/31/01                 12.16       (30.90)          97,476         1.06                1.73            123
3/31/02                 10.60        (7.77)          84,012         1.05                1.35            102
3/31/03                  8.70       (16.57)          51,638         1.09                1.25            106
3/31/04                 11.02        27.93           60,247         1.10                0.75             99
                                    Multi-Managed Moderate Growth Portfolio Class 1
3/31/00               $ 18.60        37.90%        $107,421         1.10%               1.97%           108%
3/31/01                 12.21       (22.41)         104,548         1.01                2.72            118
3/31/02                 11.04        (5.27)          96,218         0.99                2.28            102
3/31/03                  9.59       (11.26)          63,068         1.00                2.06            108
3/31/04                 11.58        22.63           71,142         1.00                1.41            104
                                     Multi-Managed Income/Equity Portfolio Class 1
3/31/00               $ 14.29        18.52%        $ 74,778         1.10%               3.61%            68%
3/31/01                 11.93        (9.21)          72,843         1.04                4.01             86
3/31/02                 11.11        (1.15)          68,230         1.00                3.49             62
3/31/03                 10.54        (2.47)          51,615         0.98                3.17             85
3/31/04                 11.83        14.80           55,067         0.97                2.47            111

----------------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                     REALIZED &                 DIVIDENDS     DIVIDENDS
            NET ASSET      NET       UNREALIZED                  DECLARED     FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)   TOTAL FROM    FROM NET     REALIZED
PERIOD      BEGINNING     INCOME         ON        INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*     INVESTMENTS   OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------

                                       Multi-Managed Income Portfolio Class 1

3/31/00      $12.07       $ 0.57       $ 0.49        $ 1.06       $(0.54)      $(0.40)        $(0.94)
3/31/01       12.19         0.61        (0.53)         0.08        (0.14)       (0.48)         (0.62)
3/31/02       11.65         0.51        (0.40)         0.11        (0.40)       (0.16)         (0.56)
3/31/03       11.20         0.45        (0.02)         0.43        (0.35)          --          (0.35)
3/31/04       11.28         0.37         0.83          1.20        (0.34)          --          (0.34)

                               Asset Allocation: Diversified Growth Portfolio Class 1

3/31/00      $12.63       $ 0.21       $ 2.04        $ 2.25       $(0.22)      $(0.71)        $(0.93)
3/31/01       13.95         0.28        (2.45)        (2.17)       (0.07)       (0.63)         (0.70)
3/31/02       11.08         0.17        (0.32)        (0.15)       (0.16)       (0.07)         (0.23)
3/31/03       10.70         0.15        (2.28)        (2.13)       (0.12)          --          (0.12)
3/31/04        8.45         0.13         2.33          2.46        (0.13)          --          (0.13)

                                              Stock Portfolio Class 1

3/31/00      $16.21       $(0.01)      $ 4.47        $ 4.46           --       $(1.07)        $(1.07)
3/31/01       19.60         0.01        (4.03)        (4.02)          --        (1.23)         (1.23)
3/31/02       14.35         0.01         0.62          0.63       $(0.01)       (0.61)         (0.62)
3/31/03       14.36         0.01        (3.36)        (3.35)          --           --             --
3/31/04       11.01         0.01         3.79          3.80           --           --             --

                                                             RATIO OF
              NET                    NET                       NET
             ASSET                  ASSETS     RATIO OF     INVESTMENT
             VALUE                  END OF    EXPENSES TO   INCOME TO
PERIOD      END OF      TOTAL       PERIOD      AVERAGE      AVERAGE     PORTFOLIO
ENDED       PERIOD     RETURN**    (000'S)    NET ASSETS    NET ASSETS   TURNOVER
----------  ----------------------------------------------------------------------
                            Multi-Managed Income Portfolio Class 1
3/31/00     $ 12.19       9.16%    $ 54,037      1.06%(1)      4.72%(1)      61%
3/31/01       11.65       0.60       52,683      1.06(1)       5.04(1)       85
3/31/02       11.20       0.88       52,122      1.05(1)       4.40(1)       57
3/31/03       11.28       3.87       43,960      0.96          3.97          94
3/31/04       12.14      10.75       45,334      0.95          3.12         123
                    Asset Allocation: Diversified Growth Portfolio Class 1
3/31/00       13.95      18.14%    $161,058      1.21%         1.58%        156%
3/31/01       11.08     (16.04)     154,240      0.98@         2.12@        193
3/31/02       10.70      (1.34)     138,550      0.96          1.53         233
3/31/03        8.45     (19.98)      93,728      0.95          1.58         143
3/31/04       10.78(3)    29.16     106,695      0.98(2)       1.30(2)      106
                                   Stock Portfolio Class 1
3/31/00       19.60      28.35%    $132,831      1.06%      (0.05)%          75%
3/31/01       14.35     (21.62)     128,896      0.95          0.07          77
3/31/02       14.36       4.36      114,656      0.95          0.04          59
3/31/03       11.01     (23.33)      75,591      0.95          0.11          45
3/31/04       14.81      34.56       87,619      0.96          0.10          42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 @ Gross of custody credits of 0.01%

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  3/31/00   3/31/01   3/31/02
                                                                  -------   -------   -------
    Multi-Managed Income Portfolio Class 1......................   0.02%     0.03%     (0.04)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                             3/31/04
                                                             -------
    Asset Allocation: Diversified Growth Portfolio Class
     1.....................................................   0.01%

(3) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 August 2, 2004
--------------------------------------------------------------------------------

                                     (LOGO)
                              SEASONS SERIES TRUST
                                (CLASS 1 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     27

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     30
           Investment Strategies......................................     30
           Additional Information about the Seasons Portfolios........     30

GLOSSARY..............................................................     37
           Investment Terminology.....................................     37
           About the Indices..........................................     40
           Risk Terminology...........................................     41

MANAGEMENT............................................................     44
           Investment Adviser and Manager.............................     44
           Information about the Subadvisers..........................     45
           Portfolio Management.......................................     47
           Custodian, Transfer and Dividend Paying Agent..............     60

ACCOUNT INFORMATION...................................................     61
           Transaction Policies.......................................     61
           Dividend Policies and Taxes................................     62

FINANCIAL HIGHLIGHTS..................................................     63

FOR MORE INFORMATION..................................................     69

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about 16 of the Trust's separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 30, and the glossary that follows on page 37.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica").

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

TEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS" AND THE "SEASONS FOCUSED PORTFOLIO," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the investment adviser to the Trust, or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                                         SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolio will invest in up to 10 securities, and the Portfolio will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.


ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

The following chart shows the investment goal and strategy of the Seasons Focused Portfolio.

                                         SEASONS FOCUSED PORTFOLIO

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities of large-cap
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in
                                                     securities of large-cap
                                                     companies.
 ----------------------------------------------------------------------------

The Seasons Focused Portfolio offers you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 31 also describe various additional risks.

     Risks of Investing in Equity Securities

     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY and FOCUS GROWTH PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP and FOCUS GROWTH PORTFOLIOS.

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Risks of Investing in Technology Companies

     The Mid Cap Growth Portfolio may invest in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of the Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET
     ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     31.45%

1999........................................................     55.76%

2000........................................................    -10.38%

2001........................................................    -20.01%

2002........................................................    -18.52%

2003........................................................     22.88%

During the period shown in the bar chart, the highest return for a quarter was 31.19% (quarter ended 12/31/99) and the lowest return for a quarter was -16.31% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.81%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(5)
------------------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 1                     22.88%        2.25%              8.75%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                   47.25%        7.13%              8.99%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 24.59%        3.49%              8.38%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.91%

During the period shown in the bar chart, the highest return for a quarter was 24.57% (quarter ended 12/31/99) and the lowest return for a quarter was -12.03% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.78%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(5)
------------------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 1            18.91%        3.38%              8.57%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                   47.25%        7.13%              8.99%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 20.41%        4.48%              8.44%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    19.13%

1999........................................................    17.31%

2000........................................................      1.2%

2001........................................................    -4.81%

2002........................................................    -4.75%

2003........................................................    12.34%

During the period shown in the bar chart, the highest return for a quarter was 10.80% (quarter ended 12/31/99) and the lowest return for a quarter was -5.32% (quarter ended 03/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.13%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(4)
------------------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 1              12.34%        3.88%              7.69%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                 11.87%        4.47%              7.95%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     9.09%

During the period shown in the bar chart, the highest return for a quarter was 5.32% (quarter ended 6/30/03) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.08%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(4)
------------------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 1                      9.09%        4.76%              7.35%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                  8.09%        5.54%              7.87%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

1998........................................................    13.43%

1999........................................................    18.79%

2000........................................................     -4.9%

2001........................................................   -10.97%

2002........................................................   -16.56%

2003........................................................    21.33%

During the period shown in the bar chart, the highest return for a quarter was 15.54% (quarter ended 12/31/98) and the lowest return for a quarter was -15.03% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.08%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(5)
------------------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 1     21.33%        0.36%              3.97%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                     4.10%        6.62%              7.68%
------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                         38.59%       -0.05%              3.16%
------------------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                 25.41%        1.26%              6.42%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------

2001........................................................   -11.41%

2002........................................................   -22.99%

2003........................................................    41.55%

During the period shown in the bar chart, the highest return for a quarter was 18.03% (quarter ended 6/30/03) and the lowest return for a quarter was -16.54% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was -0.13%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(4)
---------------------------------------------------------------------------------------------
 Focus Growth Portfolio(1) Class 1                               41.55%            -6.63%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                 29.75%           -14.95%
---------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                   28.67%            -5.84%
---------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc. replaced Jennison Associates LLC as manager of a component of the portfolio.
(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognised as representative of the performance of the U.S. stock market.
(4) Inception date for Class 1 shares is July 5, 2000.

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.90%

During the period shown in the bar chart, the highest return for a quarter was 22.80% (quarter ended 12/31/98) and the lowest return for a quarter was -15.32% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.05%.
--------------------------------------------------------------------------------

             AVERAGE ANNUAL TOTAL RETURNS                    PAST         PAST           RETURN SINCE
   (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)       ONE YEAR    FIVE YEARS        INCEPTION(2)
------------------------------------------------------------------------------------------------------
 Stock Portfolio Class 1                                    30.90%        1.84%              9.13%
------------------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                              28.67%       -0.57%              7.52%
------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 1 shares is April 15, 1997.

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%

2003........................................................     26.64%

During the period shown in the bar chart, the highest return for a quarter was 13.69% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.90%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio(1) Class 1                           26.64%            -2.71%
---------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2)                                25.66%            -3.90%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%

2003........................................................     26.52%

During the period shown in the bar chart, the highest return for a quarter was 14.12% (quarter ended 6/30/03) and the lowest return for a quarter was -16.14% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.01%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio(1) Class 1                        26.52%            -0.79%
---------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                   28.67%            -0.85%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%

2003........................................................    29.38%

During the period shown in the bar chart, the highest return for a quarter was 17.95% (quarter ended 6/30/03) and the lowest return for a quarter was -19.47% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.31%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Large Cap Value Portfolio(1) Class 1                            29.38%             4.56%
---------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2)                                 31.79%             1.83%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in the index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%

2003........................................................     43.77%

During the period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended 12/31/01) and the lowest return for a quarter was -24.38% (quarter ended 09/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 7.50%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio(1) Class 1                             43.77%             7.63%
---------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                               42.71%             2.19%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   34.48%
2001........................................................    7.20%
2002........................................................   -8.75%
2003........................................................   29.49%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 6/30/03) and the lowest return for a quarter was -15.71% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 8.84%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio(1) Class 1                             29.49%             12.54%
---------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2)                               38.07%              9.61%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%
2003........................................................    37.66%

During the period shown in the bar chart, the highest return for a quarter was 20.13% (quarter ended 6/30/03) and the lowest return for a quarter was -22.95% (quarter ended 09/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.84%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Small Cap Portfolio(1) Class 1                                  37.66%             1.73%
---------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                        47.25%             7.82%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%
2003........................................................    31.95%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.48% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 5.86%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 International Equity Portfolio(1) Class 1                       31.95%            -4.27%
---------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                              38.59%             0.42%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................    8.26%
2001........................................................    4.68%
2002........................................................    8.67%
2003........................................................    3.30%

During the period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended 9/30/02) and the lowest return for a quarter was -0.71% (quarter ended 6/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was -0.37%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio(1) Class 1                   3.30%             4.74%
---------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         4.10%             6.82%
---------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 1)
                                                              ----------
2000........................................................     5.58%
2001........................................................     3.48%
2002........................................................     0.98%
2003........................................................     0.37%

During the period shown in the bar chart, the highest return for a quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a quarter was 0.09% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.09%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(1)
---------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                               0.37%             2.93%
---------------------------------------------------------------------------------------------

(1) Inception date for Class 1 shares is February 8, 1999.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                                                   MULTI-MANAGED
                                                         MULTI-MANAGED GROWTH       MULTI-MANAGED MODERATE         INCOME/EQUITY
                                                              PORTFOLIO                GROWTH PORTFOLIO              PORTFOLIO
                                                         --------------------       ----------------------         -------------
                                                               CLASS 1                      CLASS 1                   CLASS 1
                                                         --------------------       ----------------------         -------------
Management Fees                                                 0.89%                        0.85%                     0.81%
Distribution/Service (12b-1) Fees                               0.00%                        0.00%                     0.00%
Other Expenses                                                  0.21%                        0.15%                     0.16%
Total Annual Portfolio Operating Expenses                       1.10%                        1.00%                     0.97%

                                                         MULTI-MANAGED INCOME    ASSET ALLOCATION: DIVERSIFIED         STOCK
                                                              PORTFOLIO                GROWTH PORTFOLIO              PORTFOLIO
                                                         --------------------    -----------------------------       ---------
                                                               CLASS 1                      CLASS 1                   CLASS 1
                                                         --------------------    -----------------------------       ---------
Management Fees                                                 0.77%                        0.85%                     0.85%
Distribution/Service (12b-1) Fees                               0.00%                        0.00%                     0.00%
Other Expenses                                                  0.18%                        0.13%                     0.11%
Total Annual Portfolio Operating Expenses                       0.95%                        0.98%                     0.96%

                                                           LARGE CAP GROWTH           LARGE CAP COMPOSITE         LARGE CAP VALUE
                                                             PORTFOLIO(1)                PORTFOLIO(1)                PORTFOLIO
                                                           ----------------           -------------------         ---------------
                                                               CLASS 1                      CLASS 1                   CLASS 1
                                                           ----------------           -------------------         ---------------
Management Fees                                                 0.80%                        0.80%                     0.80%
Distribution/Service (12b-1) Fees                               0.00%                        0.00%                     0.00%
Other Expenses                                                  0.31%                        0.72%                     0.27%
Total Annual Portfolio Operating Expenses                       1.11%                        1.52%                     1.07%

                                                            MID CAP GROWTH               MID CAP VALUE               SMALL CAP
                                                             PORTFOLIO(1)                PORTFOLIO(1)              PORTFOLIO(1)
                                                            --------------               -------------             ------------
                                                               CLASS 1                      CLASS 1                   CLASS 1
                                                            --------------               -------------             ------------
Management Fees                                                 0.85%                        0.85%                     0.85%
Distribution/Service (12b-1) Fees                               0.00%                        0.00%                     0.00%
Other Expenses                                                  0.33%                        0.30%                     0.36%
Total Annual Portfolio Operating Expenses                       1.18%                        1.15%                     1.21%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                   INTERNATIONAL EQUITY    DIVERSIFIED FIXED INCOME    CASH MANAGEMENT
                                                       PORTFOLIO(1)               PORTFOLIO               PORTFOLIO
                                                   --------------------    ------------------------    ---------------
                                                         CLASS 1                   CLASS 1                 CLASS 1
                                                   --------------------    ------------------------    ---------------
Management Fees                                           1.00%                     0.70%                   0.55%
Distribution/Service (12b-1) Fees                         0.00%                     0.00%                   0.00%
Other Expenses                                            0.61%                     0.17%                   0.22%
Total Annual Portfolio Operating Expenses                 1.61%                     0.87%                   0.77%

                                                       FOCUS GROWTH
                                                       PORTFOLIO(1)
                                                       ------------
                                                         CLASS 1
                                                       ------------
Management Fees                                           1.00%
Distribution/Service (12b-1) Fees                         0.00%
Other Expenses                                            0.35%
Total Annual Portfolio Operating Expenses                 1.35%

------------------------------

(1) The investment adviser, SunAmerica, is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                                              CLASS 1
                                                              -------
Large Cap Growth Portfolio..................................   1.10%
Large Cap Composite Portfolio...............................   1.10%
Mid Cap Growth Portfolio....................................   1.15%
Mid Cap Value Portfolio.....................................   1.15%
Small Cap Portfolio.........................................   1.15%
International Equity Portfolio..............................   1.30%
Focus Growth Portfolio......................................   1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Multi-Managed Growth Portfolio..............................   $112     $350      $606      $1,340
Multi-Managed Moderate Growth Portfolio.....................   $102     $318      $552      $1,225
Multi-Managed Income/Equity Portfolio.......................   $ 99     $309      $536      $1,190
Multi-Managed Income Portfolio..............................   $ 97     $303      $526      $1,166
Asset Allocation: Diversified Growth Portfolio..............   $100     $312      $542      $1,201
Stock Portfolio.............................................   $ 98     $306      $531      $1,178
Large Cap Growth Portfolio*.................................   $113     $353      $612      $1,352
Large Cap Composite Portfolio*..............................   $155     $480      $829      $1,813
Large Cap Value Portfolio...................................   $109     $340      $590      $1,306
Mid Cap Growth Portfolio*...................................   $120     $375      $649      $1,432
Mid Cap Value Portfolio*....................................   $117     $365      $633      $1,398
Small Cap Portfolio*........................................   $123     $384      $665      $1,466
International Equity Portfolio*.............................   $164     $508      $876      $1,911
Diversified Fixed Income Portfolio..........................   $ 89     $278      $482      $1,073
Cash Management Portfolio...................................   $ 79     $246      $428      $  954
Focus Growth Portfolio*.....................................   $137     $428      $739      $1,624

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Large Cap Growth Portfolio..........................   $112     $350      $606      $1,340
Large Cap Composite Portfolio.......................   $112     $350      $606      $1,340
Mid Cap Growth Portfolio............................   $117     $365      $633      $1,398
Mid Cap Value Portfolio.............................   $117     $365      $633      $1,398
Small Cap Portfolio.................................   $117     $365      $633      $1,398
International Equity Portfolio......................   $132     $412      $713      $1,568
Focus Growth Portfolio..............................   $132     $412      $713      $1,568

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

--------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of     selected for their         -large-cap stocks     fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks        fixed income              and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals: -                                      Multi-Managed           least 80% U.S.
                             small-cap stocks                                  Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks -       - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       Large- cap stocks        35%)                      (up to 20%) - Short-                  20%)
 Portfolio/Managed         - Short-term             - Short-term                            term     - Short-term
 Component significantly   investments              investments              investments             investments (up to
 invest in?                 (up to 25%) -            (up to 25%)                         (up to      20%) - Foreign
                                  Illiquid          - Illiquid securities                   25%)                securities
                                       securities    (up to 15% of net       - Foreign securities                   (up to
                                       (up to 15%                  assets)    (up to 25%)            20% denominated in
                           of net assets) -                                  - ADRs/EDRs/GDRs        foreign currencies;
                           Options                                           - Emerging markets      up to 100%
                                                                             - PFICs                 denominated in U.S.
                                                                             - Illiquid securities     dollars) - Illiquid
                                                                              (up to 15% of net      securities (up to 15%
                                                                             assets)                              of net
                                                                             - Junk bonds (up to                  assets)
                                                                               15%)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the       fixed income             fixed income                        securities   transactions
 Portfolio/Managed         securities - U.S.                    securities   - Asset-backed and      - Currency baskets
 Component use as part     government securities    - U.S. government        mortgage- backed        - PFICs
 of efficient portfolio    - Asset-backed and       securities                 securities            - Options and futures
 management or to          mortgage-backed          - Asset-backed and       - Options and futures   - Special situations
 enhance return?           securities               mortgage-backed          - Special situations    - Securities lending
                           - Foreign securities     securities               - Currency              - Forward foreign
                           - ADRs/EDRs/GDRs         - Foreign securities     transactions            currency exchange
                           - Passive Foreign        - ADRs/EDRs/GDRs         - Currency baskets      contracts - U.S.
                           Investment Companies     - Currency               - Securities lending    Treasury inflation
                           (PFICs)                  transactions                                     protection securities
                           - Options and futures    - Currency baskets                               - Roll transactions
                           - Special situations     - Emerging markets                               - Total return swaps
                           - Securities lending     - PFICs                                          (up to 10%)
                                                    - Options and futures                            - Short sales
                                                    - Special situations
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Illiquidity           - Foreign exposure
                           - Illiquidity            - Hedging                - Interest rate         - Hedging
                           - Market volatility      - Illiquidity            fluctuations            - Illiquidity
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                           status                   - Market volatility      - Non-diversified       fluctuations
                           - Prepayment             - Non-diversified        status                  - Junk bonds
                           - Securities selection   status                   - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                           sized companies          - Securities selection   selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                    sized companies            sized companies       - Securities
                                                                                                     selection
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's           80% (with a range of 65-95%) of total       assets)
 principal investments?        assets to equity securities:
                               -large-cap stocks
                               -mid-cap stocks
                               -small-cap stocks
                               - Strategic allocation of approximately
                               20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?      assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the           securities                                  - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to    securities                                  - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                     securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Credit quality
 Component?                    - Derivatives                               - Derivatives
                               - Emerging markets                          - Emerging markets
                               - Foreign exposure                          - Foreign exposure
                               - Growth stocks                             - Growth stocks
                               - Hedging                                   - Hedging
                               - Illiquidity                               - Illiquidity
                               - Interest rate fluctuations                - Interest rate fluctuations
                               - Junk bonds                                - Market volatility
                               - Market volatility                         - Prepayment
                               - Prepayment                                - Securities selection
                               - Securities selection                      - Small and medium sized companies
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?        large companies (at least     large companies (at least       companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments      to 20%)
 invest in?                    (up to 20%)                   (up to 20%)                   - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to   30%)
                               - Emerging markets            30%)                          - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs                       - Illiquid securities (up     - Illiquid securities (up to
                               - Illiquid securities (up     to 15% of net assets)         15% of net assets)
                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage- backed securities   - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up to
                               - Currency transactions       - REITs                       10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets            mortgage swaps, caps, floors
                               trust certificates            - Emerging markets            and collars
                               - Options and futures         - Options and futures         - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to     warrants
                               currency                        10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                               securities indices            mortgage swaps, caps,         - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars          income securities
                                 10%):                       - Special situations          - U.S. government securities
                                - SPDRs                      - Convertible securities      - Asset-backed and mortgage-
                                - iShares                    and warrants                    backed securities
                               - Interest rate caps,         - ETFs                        - Special situations
                               floors and collars            - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Credit quality              - Credit quality
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Growth stocks               - Growth stocks               - Hedging
                               - Hedging                     - Hedging                     - Illiquidity
                               - Illiquidity                 - Illiquidity                 - Indexing
                               - Indexing                    - Indexing                    - Interest rate fluctuations
                               - Interest rate               - Interest rate               - Junk bonds
                               fluctuations                  fluctuations                  - Market volatility
                               - Junk bonds                  - Junk bonds                  - Non-diversified status
                               - Market volatility           - Market volatility           - Prepayment
                               - Non-diversified status      - Non-diversified status      - Securities selection
                               - Prepayment                  - Prepayment                  - Small and medium sized
                               - Securities selection        - Securities selection          companies
                               - Small and medium sized      - Small and medium sized      - Value investing
                                 companies                     companies
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?        medium- sized companies (at   medium- sized companies (at     companies (at least 80% of
                                 least 80% of net assets)      least 80% of net assets)      net assets)
                                 selected through a growth     selected through a value
                                 strategy                      strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                    (up to 20%)                   - Short-term investments      to 20%)
                               - Foreign securities (up to   (up to 20%)                   - Foreign securities (up to
                               30%)                          - Foreign securities (up to   30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                               - Illiquid securities (up     - Special situations          - Illiquid securities (up to
                               to 15% of net assets)         - PFICs                       15% of net assets)
                                                             - Illiquid securities (up     - Options and futures
                                                             to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio           securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                       mortgage- backed securities   mortgage- backed securities   - Asset-backed and mortgage-
                               - REITs                       - REITs                       backed securities
                               - Currency transactions       - Currency transactions       - REITs
                               - Currency baskets            - Currency baskets            - Emerging markets
                               - Emerging markets            - Custodial receipts and      - Hybrid instruments (up to
                               - Options and futures         trust certificates            10%)
                               - Hybrid instruments (up to   - Emerging markets            - Interest rate swaps,
                               10%)                          - Options and futures         mortgage swaps, caps, floors
                               - Interest rate swaps,        - Options on foreign          and collars
                               mortgage swaps, caps,         currencies                    - Special situations
                               floors and collars            - Options on securities and   - Securities lending
                               - Convertible securities      securities indices            - ETFs
                               and warrants                  - Hybrid instruments (up to
                               - ETFs                        10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                             floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Credit quality              - Credit quality
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Growth stocks               - Hedging                     - Growth stocks
                               - Hedging                     - Illiquidity                 - Hedging
                               - Illiquidity                 - Indexing                    - Junk bonds
                               - Indexing                    - Interest rate               - Illiquidity
                               - Interest rate               fluctuations                  - Indexing
                               fluctuations                  - Junk bonds                  - Interest rate fluctuations
                               - Market volatility           - Market volatility           - Market volatility
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Prepayment                  - Prepayment                  - Prepayment
                               - Securities selection        - Securities selection        - Securities selection
                               - Small and medium sized      - Small and medium sized      - Small and medium sized
                               companies                     companies                     companies
                               - Technology sector           - Value investing
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at       - Fixed income securities     - A diversified selection of
 principal investments?        least 80% of net assets) of   (at least 80% of net            money market instruments
                                 issuers in at least three     assets) including U.S.
                                 countries other than the      and foreign government
                                 U.S.                          securities ("Net assets"
                                                               will take into account
                                                               any borrowings for
                                                               investment purposes)
                                                             - Mortgage-backed
                                                             securities
                                                             - Investment grade fixed
                                                               income securities
                                                             - Foreign securities (up to
                                                               30%)
                                                             - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks              mortgage- backed securities   income securities
 Portfolio significantly       - Small-cap stocks            - ADRs/EDRs/GDRs              - U.S. government securities
 invest in?                    - Junk bonds (up to 20%)      - PFICs                       - Illiquid securities (up to
                               - Short-term investments      - Illiquid securities (up     10% of net assets)
                               (up to 20%)                   to 15% of net assets)
                               - ADRs/EDRs/GDRs              - Short-term investments
                               - PFICs                       (up to 20%)
                               - Foreign securities          - ETFs
                               - Emerging markets
                               - Illiquid securities (up
                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the             income securities           - Currency baskets            backed securities
 Portfolio use as part of      - U.S. government             - Emerging markets
 efficient portfolio           securities                    - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                       mortgage- backed securities   10%)
                               - REITs                       - Interest rate swaps,
                               - Currency transactions       mortgage swaps, caps,
                               - Currency baskets            floors and collars
                               - Custodial receipts and      - Special situations
                               trust certificate             - Securities lending
                               - Options and futures
                               - Options of foreign
                               currencies
                               - Options on securities and
                                 securities indices
                               - Hybrid instruments (up to
                                 10%):
                                -- SPDRs
                                -- iShares
                               - Interest rate caps,
                               floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Credit quality
 the Portfolio?                - Credit quality              - Credit quality              - Interest rate fluctuations
                               - Derivatives                 - Derivatives                 - Market volatility
                               - Emerging markets            - Emerging markets            - Securities selection
                               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging
                               - Illiquidity                 - Illiquidity
                               - Indexing                    - Indexing
                               - Interest rate               - Interest rate
                               fluctuations                  fluctuations
                               - Junk bonds                  - Junk bonds
                               - Market volatility           - Market volatility
                               - Non-diversified status      - Prepayment
                               - Prepayment                  - Securities selection
                               - Securities selection
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIO
-----------------------------------------------------------------------------------------------
                                                                   FOCUS GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------
 What are the Portfolio's principal investments?               - Equity securities of large cap
                                                                 companies (at least 80% of net
                                                                 assets)
                                                                 -large-cap stocks
                                                                 -mid-cap stocks
                                                                 -small-cap stocks
                                                                 -convertible securities
                                                                 -warrants
                                                                 -rights
-----------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio             - Preferred stocks
 significantly invest in?                                      - Illiquid securities (up to 15%
                                                               of net assets)
                                                               - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio use as      - Short-term investments (up to
 part of efficient portfolio management or to enhance            20%)
 return?                                                       - Defensive instruments
                                                               - Options and futures
                                                               - Special situations
                                                               - Currency transactions
                                                               - ETFs
                                                               - Fixed-income securities
                                                               - Hybrid instruments (up to 10%)
                                                               - REITs
                                                               - Securities lending
                                                               - Forward foreign currency
                                                               exchange contracts
-----------------------------------------------------------------------------------------------
 What risks normally affect the Portfolio?                     - Active trading
                                                               - Credit quality
                                                               - Derivatives
                                                               - Foreign exposure
                                                               - Growth stocks
                                                               - Hedging
                                                               - Interest rate fluctuations
                                                               - Junk bonds
                                                               - Market volatility
                                                               - Non-diversified status
                                                               - Securities selection
                                                               - Small and medium sized
                                                               companies
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $40.2 billion as of March 31, 2004. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP and DIVERSIFIED FIXED INCOME PORTFOLIOS.

For the fiscal year ended March 31, 2004 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2004, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

For the fiscal year ended March 31, 2004, the Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Focus Growth Portfolio...............................            1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international investment adviser companies (including AIGGIC), which provide advice, investment products and asset management services to clients around the world. As of March 31, 2004, AIGGIG managed approximately $421 billion, of which approximately $359 billion relates to AIG affiliates and $62 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 175 Water Street, New York, New York 10038.

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 111 Fifth Avenue, New York, NY 10003. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of March 31, 2004, Alger had approximately $11.5 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of March 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $400 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2004, GSAM-International, along with other units of Goldman Sachs, had approximately $400 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2004, Janus' parent company, Janus Capital Group, Inc., had approximately $145 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2004, Lord Abbett had approximately $77 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2004, Marsico had approximately $33.2 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2004, Putnam had approximately $226.6 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC Salomon Brothers is located at 399 Park Avenue, New York, New York 10022, and is a subsidiary of Citigroup, Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of March 31, 2004, Salomon Brothers had approximately $74.2 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2004, T. Rowe Price had approximately $201 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2004, Wellington had approximately $416 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIO
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Salomon Brothers
                                                - Marsico
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica     - Brian P. Clifford            Mr. Clifford joined
 SunAmerica component                     Vice President and Portfolio  SunAmerica in February 1998
 (Multi-Managed                          Manager                        as a portfolio manager and
 Seasons Portfolios)                                                    was named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component (Multi-                        Senior Vice President and     portfolio manager with the
 Managed Seasons                          Portfolio Manager (Domestic   firm since 1996. He joined
 Portfolios)                              Equity Investment Team)       SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Wellington Management    Management      Senior Vice President,        portfolio manager with
 component                                Partner and Portfolio         Wellington Management since
 (Multi-Managed                          Manager                        joining the firm in 1993.
 Seasons Portfolios)                     - Campe Goodman, CFA Vice      Mr. Goodman is a portfolio
                                           President and Portfolio      manager at Wellington
                                           Manager                      Management, having joined
                                                                        the firm in 2000 as an
                                                                        assistant portfolio
                                                                        manager. Prior to 2000, Mr.
                                                                        Goodman spent four years at
                                                                        MIT studying macroeconomics
                                                                        and finance in a doctoral
                                                                        program in economics.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                          Team Leader                   Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                          Team member                   President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                          Team member                   President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                          Team member                   Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 10 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Magali Azema-Barac           Ms. Azema-Barac joined
 Portfolio                                Portfolio Manager             AIGGIC in 2001 as Vice
                                                                        President, Portfolio
                                                                        Manager for AIGGIC's index
                                                                        and quantitative
                                                                        portfolios. From September
                                                                        1999 to December 2001, she
                                                                        was Vice President and Head
                                                                        of Equity at American
                                                                        General Investment
                                                                        Management, L.P. ("AGIM").
                                                                        Prior to joining AGIM, she
                                                                        worked as an independent
                                                                        consultant from January
                                                                        1999 to September 1999.
                                                                        From 1994 to 1999, she
                                                                        worked for USWest
                                                                        Investment Management
                                                                        Company where she developed
                                                                        quantitative investment
                                                                        strategies and managed over
                                                                        $5 billion in index and
                                                                        enhanced-index funds.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                          Managing Director, Co-Chief   portfolio manager in 1999.
                                         Investment Officer and Senior  From 1988 to 1999, he was a
                                         Portfolio Manager              portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                         - Kenneth T. Berents           Mr. Berents joined GSAM as
                                          Managing Director, Co-        a portfolio manager in
                                         Chairman of Investment         2000. From 1992 to 1999, he
                                         Committee and Senior           was Director of Research
                                         Portfolio Manager              and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                          Managing Director, Chief      senior portfolio manager
                                         Investment Officer and Senior  and Chief Investment
                                         Portfolio Manager              Officer of the Growth team
                                                                        in 1997.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         GSAM           - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
 Portfolio (continued)                    Managing Director, Co-Chief   portfolio manager and Co-
                                         Investment Officer and Senior  Chair of the Growth
                                         Portfolio Manager              Investment Committee in
                                                                        1997.
                                         - Scott Kolar                  Mr. Kolar joined GSAM as an
                                          Vice President, Co-Chairman   equity analyst in 1997 and
                                         of Investment Committee and    became a portfolio manager
                                         Senior Portfolio Manager       in 1999.
                                         - Ernest C. Segundo, Jr.       Mr. Segundo joined GSAM as
                                          Vice President and Senior     a portfolio manager in
                                         Portfolio Manager              1997.
                                         - Mark D. Shattan              Mr. Shattan joined GSAM as
                                          Vice President and Senior     an equity analyst in 1999
                                         Portfolio Manager              and became a portfolio
                                                                        manager in May 2002. From
                                                                        1997 to 1999, he was a
                                                                        equity research analyst at
                                                                        Salomon Smith Barney.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                          Managing Director, Co-Chief   portfolio manager in 1997.
                                         Investment Officer and Senior
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                          Vice President and Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Francis D. Gannon            See above.
                                          Senior Vice President and
                                         Portfolio Manager
                                         - Steven A. Neimeth            Mr. Neimeth joined the firm
                                          Senior Vice President and     as a portfolio manager in
                                         Portfolio Manager              April 2004. From 2002 to
                                                                        joining SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                          Investment Advisory
                                         Committee Chairman and Vice
                                         President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, CIC    Mr. Rogers joined T. Rowe
                                          Chief Investment Officer      Price's Equity Research
                                         Investment Advisory Committee  Division in 1982 and has
                                         Chairman and Vice President    been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - Steven T. Irons, CFA         Mr. Irons joined Wellington
                          Management      Senior Vice President,        Management in 1993 as a
                                         Partner and Portfolio Manager  research analyst on the
                                                                        firm's Value Team.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                          Vice President and Portfolio  portfolio manager and
                                         Manager                        quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           Wellington     - Stephen Mortimer             Mr. Mortimer joined
 Portfolio (continued)    Management      Vice President and Portfolio  Wellington Management in
                                         Manager                        2001 as an equity analyst
                                                                        in the Growth and Capital
                                                                        Appreciation Groups. From
                                                                        1998 to 2001, he was an
                                                                        equity analyst at Vinik
                                                                        Asset Management.
                                         - Robert D. Rands, CFA         Mr. Rands joined Wellington
                                          Senior Vice President,        Management in 1978 as a
                                         Partner and Assistant          special situations analyst
                                         Portfolio Manager              and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Magali Azema-Barac           See above.
                                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                          Vice President and Portfolio  mutual fund product
                                         Manager                        development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford              Ms. Bamford joined GSAM as
                                          Vice President and Portfolio  a portfolio manager for the
                                         Manager                        value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - David L. Berdon              Mr. Berdon joined GSAM as a
                                          Vice President and Portfolio  research analyst in March
                                         Manager                        2001 and became a portfolio
                                                                        manager in October 2002.
                                                                        From September 1999 to
                                                                        March 2001, he was a Vice
                                                                        President for Business
                                                                        Development and Strategic
                                                                        Alliances at Soliloquy Inc.
                                                                        From September 1997 to
                                                                        September 1999, he was a
                                                                        principal consultant at
                                                                        Diamond Technology
                                                                        Partners.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Scott Carroll                Mr. Carroll joined GSAM as
 (continued)                              Vice President and Portfolio  a portfolio manager in May
                                         Manager                        2002. From 1996 to 2002, he
                                                                        worked at Van Kampen Funds
                                                                        where he had portfolio
                                                                        management and analyst
                                                                        responsibilities for Growth
                                                                        and Income and Equity
                                                                        Income Funds.
                                         - Sally Pope Davis             Ms. Davis joined GSAM as a
                                          Vice President and Portfolio  portfolio manager in August
                                         Manager                        2001. From December 1999 to
                                                                        July 2001, she was a
                                                                        relationship manager in the
                                                                        Private Wealth Management
                                                                        area at Goldman Sachs. From
                                                                        August 1989 to November
                                                                        1999, she was a bank
                                                                        analyst in the Goldman
                                                                        Sachs Investment Research
                                                                        Department.
                                         - Stacey Ann DeMatteis         Ms. DeMatteis joined GSAM
                                          Vice President and Client     as a product- marketing
                                         Portfolio Manager              analyst in September 1993.
                                                                        From December 1997 to April
                                                                        2000, she was a
                                                                        relationship manager in
                                                                        Broker-Dealer sales. In May
                                                                        2000, she became a client
                                                                        portfolio manager on the
                                                                        Value team.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                          Vice President and Portfolio  as a research analyst in
                                         Manager                        May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - James Otness                 Mr. Otness joined GSAM as a
 (continued)                              Managing Director and Senior  portfolio manager in May
                                         Portfolio Manager              2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.
                                         - Lisa Parisi                  Ms. Parisi joined GSAM as a
                                          Managing Director and         portfolio manager in August
                                         Portfolio Manager              2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                          Managing Director, Chief      a portfolio manager and
                                         Investment Officer and Senior  Chief Investment officer of
                                         Portfolio Manager              the Value Equity team in
                                                                        1999. From 1981 to 1999,
                                                                        she worked at Oppenheimer
                                                                        Capital, most recently as a
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                          Equity Analyst                Abbett in 1990.
                                         - David Builder                Mr. Builder joined Lord
                                          Equity Analyst                Abbett in 1998. Prior to
                                                                        that, he was an analyst at
                                                                        Bear Stearns from
                                                                        1996-1998.
                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                          Partner at Lord Abbett and    Abbett in 1995. He has been
                                         Investment Manager             an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                          Partner at Lord Abbett,       a portfolio manager with
                                         Investment Manager and Team    Lord Abbett since 1995. He
                                         Leader                         joined the firm in 1988.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Magali Azema-Barac           See above.
                                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                          Partner at Lord Abbett and    Abbett in 2000. Prior to
                                         Senior Strategy Coordinator    joining Lord Abbett, Mr.
                                                                        DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.
                                         - Lesley-Jane Dixon            Ms. Dixon joined Lord
                                          Partner at Lord Abbett and    Abbett in 1995.
                                         Senior Research Analyst
                                         - F. Thomas O'Halloran         Mr. O'Halloran joined Lord
                                           Investment Manager and Team  Abbett in 2001. Prior to
                                           Leader                       joining Lord Abbett, Mr.
                                                                        O'Halloran was Executive
                                                                        Director/Senior Research
                                                                        Analyst with Dillon
                                                                        Reed/UBS Warburg.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Brian P. Clifford            See above.
                                          Vice President and Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM-          - Nuno Fernandes               Mr. Fernandes joined
                          International   Executive Director and        GSAM-International as a
                                         Senior Portfolio Manager       research analyst on the
                                                                        global emerging markets
                                                                        equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                          Managing Director and Senior  International as a senior
                                         Portfolio Manager              portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-          - Michael Stanes               Mr. Stanes joined GSAM-
 Portfolio (continued)    International   Executive Director and        International as a
                                         Senior Portfolio Manager       portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed UK equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, US and global
                                                                        portfolios in the US.
                                         - Mark Ferguson                Mr. Ferguson joined GSAM-
                                          Executive Director and        International as co-head of
                                         Senior Portfolio Manager       European Financials
                                                                        research team in 1999.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
                                          Investment Manager            in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.
                                         - Robert G. Morris             Mr. Morris joined Lord
                                          Partner and Director of       Abbett in 1991.
                                         Equity Investments
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Magali Azema-Barac           See above.
 Income Portfolio                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
                                          Vice President and Portfolio  in 1999 as Vice President
                                         Manager                        and portfolio manager
                                                                        responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he was
                                                                        a Director of the U.S. Bond
                                                                        Division and Representative
                                                                        of the New York Office of
                                                                        the Monetary Authority of
                                                                        Singapore from 1991 to
                                                                        1999.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        Wellington     - Lucius T. Hill, III          See above.
 Income Portfolio         Management      Senior Vice President,
 (continued)                              Partner and Portfolio
                                         Manager
                                         - Scott St. John, CFA          Mr. St. John is a portfolio
                                          Vice President and Portfolio  manager at Wellington,
                                         Manager                        having joined the firm in
                                                                        2003 as an assistant
                                                                        portfolio manager. From
                                                                        2001 to 2003, he was a
                                                                        fixed income analyst at
                                                                        State Street Research. From
                                                                        1995 to 2001, Mr. St. John
                                                                        was a fixed income analyst
                                                                        at Eaton Vance Management.
---------------------------------------------------------------------------------------------------
 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Alger          - Fred Alger                   Mr. Alger founded Alger in
                                          Chairman and Chief Market     1964. He served as
                                         Strategist                     President and Portfolio
                                                                        Manager until 1995. Mr.
                                                                        Alger assumed
                                                                        responsibilities of Chief
                                                                        Market Strategist in 2001.
                                         - Dan Chung, CFA               Mr. Chung joined Alger in
                                          Chief Investment Officer,     1994 as a Research
                                         President, Director of         Associate. He later served
                                         Research and Portfolio         as Associate Analyst,
                                         Manager                        Analyst and Senior Analyst
                                                                        before his current
                                                                        responsibilities as Chief
                                                                        Investment Officer and
                                                                        President.
---------------------------------------------------------------------------------------------------
                          Salomon        - Alan J. Blake                Mr. Blake is a Senior
                          Brothers        Senior Portfolio Manager and  Portfolio Manager and
                                         Managing Director              Managing Director of
                                                                        Salomon Brothers, which he
                                                                        joined in 2001. He has
                                                                        worked with Salomon
                                                                        Brothers or its affiliates
                                                                        since 1991.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico        - Thomas F. Marsico            Mr. Marsico has been the
 (continued)                              Chairman, Chief Executive     Chairman and Chief
                                         Officer, Chief Investment      Executive Officer of
                                         Officer and Portfolio Manager  Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Class 1 shares of the Portfolios are not offered directly to the public. Instead, Class 1 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through separate prospectuses.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                       Multi-Managed Growth Portfolio Class 1
3/31/00                  $17.21        $0.18           $ 7.72          $ 7.90        $(0.19)       $(3.44)         $(3.63)
3/31/01                   21.48         0.30            (6.30)          (6.00)        (0.06)        (3.26)          (3.32)
3/31/02                   12.16         0.16            (1.09)          (0.93)        (0.20)        (0.43)          (0.63)
3/31/03                   10.60         0.12            (1.87)          (1.75)        (0.15)           --           (0.15)
3/31/04                    8.70         0.08             2.34            2.42         (0.10)           --           (0.10)

                                                   Multi-Managed Moderate Growth Portfolio Class 1
3/31/00                  $15.50        $0.33           $ 5.24          $ 5.57        $(0.30)       $(2.17)         $(2.47)
3/31/01                   18.60         0.44            (4.25)          (3.81)        (0.10)        (2.48)          (2.58)
3/31/02                   12.21         0.27            (0.90)          (0.63)        (0.25)        (0.29)          (0.54)
3/31/03                   11.04         0.21            (1.45)          (1.24)        (0.21)           --           (0.21)
3/31/04                    9.59         0.15             2.01            2.16         (0.17)           --           (0.17)

                                                    Multi-Managed Income/Equity Portfolio Class 1
3/31/00                  $13.33        $0.49           $ 1.87          $ 2.36        $(0.41)       $(0.99)         $(1.40)
3/31/01                   14.29         0.54            (1.79)          (1.25)        (0.16)        (0.95)          (1.11)
3/31/02                   11.93         0.41            (0.54)          (0.13)        (0.34)        (0.35)          (0.69)
3/31/03                   11.11         0.34            (0.62)          (0.28)        (0.29)           --           (0.29)
3/31/04                   10.54         0.28             1.27            1.55         (0.26)           --           (0.26)

--------------------  ----------------------------------------------------------------------------------------
                                                                                     RATIO OF
                        NET                                                             NET
                       ASSET                      NET ASSETS      RATIO OF          INVESTMENT
                       VALUE                        END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL           PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)       NET ASSETS         NET ASSETS       TURNOVER
--------------------  ----------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class 1
3/31/00               $ 21.48        49.03%        $103,976         1.15%               0.98%           117%
3/31/01                 12.16       (30.90)          97,476         1.06                1.73            123
3/31/02                 10.60        (7.77)          84,012         1.05                1.35            102
3/31/03                  8.70       (16.57)          51,638         1.09                1.25            106
3/31/04                 11.02        27.93           60,247         1.10                0.75             99
                                    Multi-Managed Moderate Growth Portfolio Class 1
3/31/00               $ 18.60        37.90%        $107,421         1.10%               1.97%           108%
3/31/01                 12.21       (22.41)         104,548         1.01                2.72            118
3/31/02                 11.04        (5.27)          96,218         0.99                2.28            102
3/31/03                  9.59       (11.26)          63,068         1.00                2.06            108
3/31/04                 11.58        22.63           71,142         1.00                1.41            104
                                     Multi-Managed Income/Equity Portfolio Class 1
3/31/00               $ 14.29        18.52%        $ 74,778         1.10%               3.61%            68%
3/31/01                 11.93        (9.21)          72,843         1.04                4.01             86
3/31/02                 11.11        (1.15)          68,230         1.00                3.49             62
3/31/03                 10.54        (2.47)          51,615         0.98                3.17             85
3/31/04                 11.83        14.80           55,067         0.97                2.47            111

----------------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                     REALIZED &                 DIVIDENDS     DIVIDENDS
            NET ASSET      NET       UNREALIZED                  DECLARED     FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)   TOTAL FROM    FROM NET     REALIZED
PERIOD      BEGINNING     INCOME         ON        INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*     INVESTMENTS   OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------

                                       Multi-Managed Income Portfolio Class 1

3/31/00      $12.07       $ 0.57       $ 0.49        $ 1.06       $(0.54)      $(0.40)        $(0.94)
3/31/01       12.19         0.61        (0.53)         0.08        (0.14)       (0.48)         (0.62)
3/31/02       11.65         0.51        (0.40)         0.11        (0.40)       (0.16)         (0.56)
3/31/03       11.20         0.45        (0.02)         0.43        (0.35)          --          (0.35)
3/31/04       11.28         0.37         0.83          1.20        (0.34)          --          (0.34)

                               Asset Allocation: Diversified Growth Portfolio Class 1

3/31/00      $12.63       $ 0.21       $ 2.04        $ 2.25       $(0.22)      $(0.71)        $(0.93)
3/31/01       13.95         0.28        (2.45)        (2.17)       (0.07)       (0.63)         (0.70)
3/31/02       11.08         0.17        (0.32)        (0.15)       (0.16)       (0.07)         (0.23)
3/31/03       10.70         0.15        (2.28)        (2.13)       (0.12)          --          (0.12)
3/31/04        8.45         0.13         2.33          2.46        (0.13)          --          (0.13)

                                              Stock Portfolio Class 1

3/31/00      $16.21       $(0.01)      $ 4.47        $ 4.46           --       $(1.07)        $(1.07)
3/31/01       19.60         0.01        (4.03)        (4.02)          --        (1.23)         (1.23)
3/31/02       14.35         0.01         0.62          0.63       $(0.01)       (0.61)         (0.62)
3/31/03       14.36         0.01        (3.36)        (3.35)          --           --             --
3/31/04       11.01         0.01         3.79          3.80           --           --             --

                                                             RATIO OF
              NET                    NET                       NET
             ASSET                  ASSETS     RATIO OF     INVESTMENT
             VALUE                  END OF    EXPENSES TO   INCOME TO
PERIOD      END OF      TOTAL       PERIOD      AVERAGE      AVERAGE     PORTFOLIO
ENDED       PERIOD     RETURN**    (000'S)    NET ASSETS    NET ASSETS   TURNOVER
----------  ----------------------------------------------------------------------
                            Multi-Managed Income Portfolio Class 1
3/31/00     $ 12.19       9.16%    $ 54,037      1.06%(1)      4.72%(1)      61%
3/31/01       11.65       0.60       52,683      1.06(1)       5.04(1)       85
3/31/02       11.20       0.88       52,122      1.05(1)       4.40(1)       57
3/31/03       11.28       3.87       43,960      0.96          3.97          94
3/31/04       12.14      10.75       45,334      0.95          3.12         123
                    Asset Allocation: Diversified Growth Portfolio Class 1
3/31/00       13.95      18.14%    $161,058      1.21%         1.58%        156%
3/31/01       11.08     (16.04)     154,240      0.98@         2.12@        193
3/31/02       10.70      (1.34)     138,550      0.96          1.53         233
3/31/03        8.45     (19.98)      93,728      0.95          1.58         143
3/31/04       10.78(3)    29.16     106,695      0.98(2)       1.30(2)      106
                                   Stock Portfolio Class 1
3/31/00       19.60      28.35%    $132,831      1.06%      (0.05)%          75%
3/31/01       14.35     (21.62)     128,896      0.95          0.07          77
3/31/02       14.36       4.36      114,656      0.95          0.04          59
3/31/03       11.01     (23.33)      75,591      0.95          0.11          45
3/31/04       14.81      34.56       87,619      0.96          0.10          42

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 @ Gross of custody credits of 0.01%

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  3/31/00   3/31/01   3/31/02
                                                                  -------   -------   -------
    Multi-Managed Income Portfolio Class 1......................   0.02%     0.03%     (0.04)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                                  3/31/04
                                                                  -------
    Asset Allocation: Diversified Growth Portfolio Class 1......   0.01%

(3) Total return for Class 1 was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NET                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET         REALIZED &                   DECLARED     FROM NET
                VALUE     INVESTMENT     UNREALIZED     TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                            Large Cap Growth Portfolio Class 1
3/31/00        $10.77       $(0.04)        $ 4.53         $ 4.49       $(0.01)      $(0.30)        $(0.31)
3/31/01         14.95        (0.01)         (5.35)         (5.36)       (0.02)       (1.19)         (1.21)
3/31/02          8.38           --          (0.40)         (0.40)          --           --             --
3/31/03          7.98           --          (1.99)         (1.99)          --           --             --
3/31/04          5.99           --           1.87           1.87           --           --             --
                                           Large Cap Composite Portfolio Class 1
3/31/00        $10.44       $ 0.01         $ 2.64         $ 2.65       $(0.02)      $(0.02)        $(0.04)
3/31/01         13.05           --          (3.02)         (3.02)          --        (0.73)         (0.73)
3/31/02          9.30         0.01          (0.11)         (0.10)          --        (0.01)         (0.01)
3/31/03          9.19         0.03          (2.32)         (2.29)       (0.03)          --          (0.03)
3/31/04          6.87         0.02           2.17           2.19        (0.02)          --          (0.02)

                                             Large Cap Value Portfolio Class 1
3/31/00        $10.21       $ 0.13         $ 0.44         $ 0.57       $(0.11)      $(0.26)        $(0.37)
3/31/01         10.41         0.12           1.05           1.17        (0.12)       (0.77)         (0.89)
3/31/02         10.69         0.10           0.15           0.25        (0.06)       (0.28)         (0.34)
3/31/03         10.60         0.11          (2.84)         (2.73)       (0.03)       (0.04)         (0.07)
3/31/04          7.80         0.12           2.92           3.04        (0.09)          --          (0.09)

                                                                        RATIO
                                                                       OF NET
              NET                       NET       RATIO OF           INVESTMENT
             ASSET                    ASSETS    EXPENSES TO           INCOME TO
             VALUE                    END OF      AVERAGE              AVERAGE
PERIOD      END OF       TOTAL        PERIOD        NET                  NET         PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)    ASSETS(1)            ASSETS(1)      TURNOVER
----------  ----------------------------------------------------------------------------------
                                    Large Cap Growth Portfolio Class 1
3/31/00     $14.95       41.95%       $27,860    1.10%++            (0.31)%++           74%
3/31/01       8.38      (37.78)        26,094      1.10@              (0.07)@           40
3/31/02       7.98       (4.77)        21,905       1.10               (0.03)           43
3/31/03       5.99      (24.94)        12,337       1.10                 0.06           58
3/31/04       7.86       31.22         14,623       1.10                 0.02           44
                                  Large Cap Composite Portfolio Class 1
3/31/00     $13.05       25.42%       $18,672    1.10%++                 0.08%++        38%
3/31/01       9.30      (24.05)        14,265      1.10@              (0.03)@           64
3/31/02       9.19       (1.10)        12,889       1.10                 0.16           64
3/31/03       6.87      (24.99)         4,219       1.10                 0.33           59
3/31/04       9.04       31.85          4,838       1.10                 0.28           78
                                    Large Cap Value Portfolio Class 1
3/31/00     $10.41        5.59%       $16,751    1.10%++                 1.21%++        52%
3/31/01      10.69       11.14         17,942      1.10@                 1.08@          49
3/31/02      10.60        2.43         17,457       1.10                 0.90           30
3/31/03       7.80      (25.86)        10,653       1.10                 1.19           32
3/31/04      10.75       39.01         13,865       1.10                 1.20           29

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%), and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.10% for Class 1 which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                  3/31/00   3/31/01   3/31/02   3/31/03   3/31/04
                                                                  -------   -------   -------   -------   -------
    Large Cap Growth Portfolio Class 1..........................   0.21%     0.26%     0.05%      0.06%     0.01%
    Large Cap Composite Portfolio Class 1.......................   0.40      0.59      0.46       0.44      0.42
    Large Cap Value Portfolio Class 1...........................   0.31      0.54      0.10      (0.02)    (0.03)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    DIVIDENDS     DIVIDENDS
            NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS      INCOME     INVESTMENTS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------

                                            Mid Cap Growth Portfolio Class 1

3/31/00      $10.46       $(0.09)        $ 7.94         $ 7.85            --       $(0.36)        $(0.36)
3/31/01       17.95        (0.10)         (5.35)         (5.45)           --        (3.16)          3.16
3/31/02        9.34        (0.07)          0.80           0.73            --           --             --
3/31/03       10.07        (0.06)         (2.33)         (2.39)           --           --             --
3/31/04        7.68        (0.07)          4.03           3.96            --           --             --

                                            Mid Cap Value Portfolio Class 1

3/31/00      $ 9.98       $ 0.11         $ 0.84         $ 0.95        $(0.09)      $(0.32)        $(0.41)
3/31/01       10.52         0.13           2.49           2.62         (0.11)       (0.88)         (0.99)
3/31/02       12.15         0.10           1.93           2.03         (0.09)       (0.68)         (0.77)
3/31/03       13.41         0.11          (2.73)         (2.62)        (0.02)       (0.16)         (0.18)
3/31/04       10.61         0.10           4.80           4.90         (0.10)       (0.01)         (0.11)

                                              Small Cap Portfolio Class 1

3/31/00      $ 9.91       $(0.03)        $ 4.65         $ 4.62        $(0.01)      $(0.44)        $(0.45)
3/31/01       14.08        (0.02)         (3.91)         (3.93)           --        (2.12)         (2.12)
3/31/02        8.03        (0.02)          0.35           0.33            --           --             --
3/31/03        8.36        (0.03)         (2.32)         (2.35)           --           --             --
3/31/04        6.01        (0.04)          2.96           2.92            --           --             --

                                                                RATIO OF
              NET                    NET                           NET
             ASSET                 ASSETS      RATIO OF        INVESTMENT
             VALUE                 END OF     EXPENSES TO       INCOME TO
PERIOD      END OF     TOTAL       PERIOD       AVERAGE          AVERAGE       PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)   NET ASSETS(1)    NET ASSETS(1)    TURNOVER
----------  ----------------------------------------------------------------------------
                                  Mid Cap Growth Portfolio Class 1
3/31/00     $17.95      75.89%     $28,059       1.15%++          (0.68)%++        68%
3/31/01       9.34     (34.29)      18,897      1.15@             (0.72)@          68
3/31/02      10.07       7.82       18,380       1.15             (0.72)           70
3/31/03       7.68     (23.73)      10,649       1.15             (0.71)          117
3/31/04      11.64      51.56       15,233       1.15             (0.74)           97
                                  Mid Cap Value Portfolio Class 1
3/31/00     $10.52       9.76%     $16,640       1.15%             1.02%           72%
3/31/01      12.15      25.38       21,103       1.15              1.10            62
3/31/02      13.41      17.38       16,222       1.15              0.82            59
3/31/03      10.61     (19.61)      10,584       1.15              0.95            61
3/31/04      15.40      46.29       14,034       1.15              0.69            50
                                    Small Cap Portfolio Class 1
3/31/00     $14.08      46.99%     $21,144       1.15%            (0.24)%         103%
3/31/01       8.03     (30.20)      14,611       1.15             (0.16)          138
3/31/02       8.36       4.11       13,864       1.15             (0.25)          101
3/31/03       6.01     (28.11)       8,061       1.15             (0.37)           91
3/31/04       8.93      48.59       11,129       1.15             (0.52)          134

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower for each period presented.

  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.15% for Class 1 which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                             3/31/00    3/31/01   3/31/02    3/31/03   3/31/04
                                                             --------   -------   --------   -------   --------
    Mid Cap Growth Portfolio Class 1.......................    0.22%     0.33%      0.15%      0.12%     0.03%
    Mid Cap Value Portfolio Class 1........................    0.32      0.49       0.16      (0.01)       --
    Small Cap Portfolio Class 1............................    0.30      0.52       0.30       0.17      0.06

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                     REALIZED &                 DIVIDENDS       DIVIDENDS
            NET ASSET      NET       UNREALIZED                  DECLARED       FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)   TOTAL FROM    FROM NET       REALIZED
PERIOD      BEGINNING     INCOME         ON        INVESTMENT   INVESTMENT       GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*     INVESTMENTS   OPERATIONS     INCOME       INVESTMENTS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------

                                        International Equity Portfolio Class 1
3/31/00      $10.34       $ 0.01       $ 3.21        $ 3.22       $(0.06)        $(0.30)        $(0.36)
3/31/01       13.20         0.02        (4.44)        (4.42)          --          (0.47)         (0.47)
3/31/02        8.31         0.03        (0.93)        (0.90)          --          (0.05)         (0.05)
3/31/03        7.36         0.03        (2.24)        (2.21)       (0.03)            --          (0.03)
3/31/04        5.12         0.04         2.66          2.70        (0.07)            --          (0.07)

                                      Diversified Fixed Income Portfolio Class 1
3/31/00      $ 9.94       $ 0.53       $(0.42)       $ 0.11       $(0.42)            --         $(0.42)
3/31/01        9.63         0.57         0.24          0.81        (0.57)            --          (0.57)
3/31/02        9.87         0.44        (0.26)         0.18        (0.29)            --          (0.29)
3/31/03        9.76         0.36         0.63          0.99        (0.05)            --          (0.05)
3/31/04       10.70         0.35         0.19          0.54        (0.27)            --          (0.27)

                                          Cash Management Portfolio Class 1
3/31/00      $10.06       $ 0.45       $ 0.01        $ 0.46       $(0.28)            --         $(0.28)
3/31/01       10.24         0.56         0.02          0.58        (0.11)            --          (0.11)
3/31/02       10.71         0.24         0.01          0.25        (0.07)            --          (0.07)
3/31/03       10.89         0.10           --          0.10        (0.15)            --          (0.15)
3/31/04       10.84         0.04           --          0.04        (0.09)            --          (0.09)

                                                             RATIO OF
              NET                  NET                          NET
             ASSET               ASSETS      RATIO OF       INVESTMENT
             VALUE               END OF     EXPENSES TO      INCOME TO
PERIOD      END OF     TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
ENDED       PERIOD    RETURN**   (000'S)   NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  ------------------------------------------------------------------------
                             International Equity Portfolio Class 1
3/31/00     $13.20      31.36%   $20,390       1.30%++          0.12%++        54%
3/31/01       8.31     (34.10)    12,802       1.30             0.18           26
3/31/02       7.36     (10.84)     9,076       1.30             0.45           72
3/31/03       5.12     (30.12)     5,273       1.30             0.53           53
3/31/04       7.75      52.92      7,794       1.30             0.64           50
                           Diversified Fixed Income Portfolio Class 1
3/31/00     $ 9.63       1.22%   $16,784       1.00%            5.48%          46%
3/31/01       9.87       8.66     16,428       1.00@            5.81@          27
3/31/02       9.76       1.82     14,972       1.00             4.50           44
3/31/03      10.70      10.14     17,731       1.00             3.47           60
3/31/04      10.97       5.11     13,922       0.90             3.15          106
                               Cash Management Portfolio Class 1
3/31/00     $10.24       4.59%   $ 4,123       0.85%            4.63%          --
3/31/01      10.71       5.73      4,897       0.85             5.45           --
3/31/02      10.89       2.32      8,283       0.85             2.24           --
3/31/03      10.84       0.89      6,297       0.85             0.86           --
3/31/04      10.79       0.37      7,384       0.80             0.33           --

----------------------------------------

   * Calculated based upon average shares outstanding

  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

   ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.

  @ The ratios reflect an expense cap of 1.00% for Class 1 which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

 (1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              3/31/00     3/31/01     3/31/02      3/31/03       3/31/04
                                                              --------    --------    --------    ----------    ----------
     International Equity Portfolio Class 1.................    0.63%       1.01%       0.82%        0.46%         0.31%
     Diversified Fixed Income Portfolio Class 1.............    0.31        0.61        0.17         0.01         (0.03)
     Cash Management Portfolio Class 1......................    2.10        1.98          --        (0.01)        (0.03)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    DIVIDENDS     DIVIDENDS
            NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS      INCOME     INVESTMENTS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------

                                             Focus Growth Portfolio Class 1

7/5/00-
3/31/01+     $10.00       $   --         $(2.81)        $(2.81)           --           --             --
3/31/02        7.19        (0.04)         (0.09)         (0.13)           --           --             --
3/31/03        7.06        (0.03)         (1.54)         (1.57)           --           --             --
3/31/04        5.49        (0.05)          2.48           2.43            --           --             --

                                                               RATIO OF
              NET                    NET                          NET
             ASSET                 ASSETS      RATIO OF       INVESTMENT
             VALUE                 END OF     EXPENSES TO      INCOME TO
PERIOD      END OF     TOTAL       PERIOD       AVERAGE         AVERAGE      PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)   NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  --------------------------------------------------------------------------
                                  Focus Growth Portfolio Class 1
7/5/00-
3/31/01+    $ 7.19     (28.10)%    $18,787       1.30%#++        (0.01)%#++     195%
3/31/02       7.06      (1.81)       8,039       1.30            (0.61)         189
3/31/03       5.49     (22.24)       5,535       1.30            (0.44)         143
3/31/04       7.92      44.26        8,170       1.30            (0.66)          90

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 # Annualized

  + Inception date of class

  ++ The ratios reflect an expense cap of 1.30% for Class 1 which are net of custody credits of (0.02%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              3/31/01#   3/31/02   3/31/03   3/31/04
                                                              --------   -------   -------   -------
   Focus Growth Portfolio Class 1...........................    0.58%     0.22%     0.18%      0.05%

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 August 2, 2004
--------------------------------------------------------------------------------

                                     (LOGO)
                              SEASONS SERIES TRUST
                                (CLASS 2 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     30

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     33
           Investment Strategies......................................     33
           Additional Information about the Seasons Portfolios........     33

GLOSSARY..............................................................     40
           Investment Terminology.....................................     40
           About the Indices..........................................     43
           Risk Terminology...........................................     44

MANAGEMENT............................................................     47
           Investment Adviser and Manager.............................     47
           Information about the Subadvisers..........................     48
           Portfolio Management.......................................     51
           Custodian, Transfer and Dividend Paying Agent..............     66

ACCOUNT INFORMATION...................................................     67
           Service Fees...............................................     67
           Transaction Policies.......................................     67
           Dividend Policies and Taxes................................     68

FINANCIAL HIGHLIGHTS..................................................     69

FOR MORE INFORMATION..................................................     75

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 19 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 33, and the glossary that follows on page 40.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica").

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

THIRTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS" AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the investment adviser to the Trust, or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                                         SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                                         SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities of large-cap
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in
                                                     securities of large-cap
                                                     companies.
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities.
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time.
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market
                                                     capitalization.
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 34 also describe various additional risks.

     Risks of Investing in Equity Securities

     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME and FOCUS TECHNET PORTFOLIOS.

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies. This will also affect the Mid Cap Growth Portfolio.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET
     ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -20.13%

2002........................................................   -18.64%

2003........................................................    22.74%

During the period shown in the bar chart, the highest return for a quarter was 12.54% (quarter ended 6/30/03) and the lowest return for a quarter was -16.41% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04, the year-to-date return was 2.72%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 2                          22.74%          -9.51%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%          -4.93%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%           8.34%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        47.25%           6.08%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      24.59%           1.39%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -14.53%

2002........................................................   -13.43%

2003........................................................    18.89%

During the period shown in the bar chart, the highest return for a quarter was 10.34% (quarter ended 6/30/03) and the lowest return for a quarter was -12.11% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.60%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 2                 18.89%           -5.79%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%           -4.93%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%            8.34%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        47.25%            6.08%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      20.41%            3.28%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -5.03%

2002........................................................   -4.80%

2003........................................................   12.20%

During the period shown in the bar chart, the highest return for a quarter was 7.03% (quarter ended 6/30/03) and the lowest return for a quarter was -5.32% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.96%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 2                   12.20%          -0.05%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%          -4.93%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%           8.34%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                      11.87%           4.04%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------
2001........................................................      .52%

2002........................................................     1.45%

2003........................................................     8.86%

During the period shown in the bar chart, the highest return for a quarter was 5.33% (quarter ended 6/30/03) and the lowest return for a quarter was -1.19% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.08%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 2                           8.86%           3.56%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%          -4.93%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%           8.34%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       8.09%           6.14%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.10%

2002........................................................   -16.69%

2003........................................................    21.19%

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was -15.04% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.99%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 2          21.19%          -3.43%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%          -4.93%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%           8.34%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                              38.59%          -2.30%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      25.41%          -1.49%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index.
(5) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -11.66%

2002........................................................   -23.06%

2003........................................................    41.34%

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was -16.72% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was -0.13%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 2(1)                               41.34%          -4.01%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                 29.75%         -13.62%
-------------------------------------------------------------------------------------------
 S&P 500(R)(3)                                                   28.67%          -4.93%
-------------------------------------------------------------------------------------------

(1) Effective October 1, 2002, Salomon Brothers Asset Management Inc replaced Jennison Associates LLC as manager of a component of the portfolio.
(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(3) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(4) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%

2003........................................................    77.12%

During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/31/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 7.08%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 2(1)                              77.12%         -21.67%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1)                                          49.48%         -14.31%
-------------------------------------------------------------------------------------------

(1) Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, as investment adviser and manager, monitored that portion of the Portfolio until September 15, 2003 when BAMCO, Inc. was engaged as subadviser to such portion of the portfolio.
(2) The NASDAQ(R) 100 Index is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.
(3) Inception date for Class 2 shares is December 29, 2000.

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%

2003........................................................    35.21%

During the period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended 6/30/03) and the lowest return for a quarter was -17.89% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 2(1)                    35.21%          -2.93%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                   28.67%          -4.06%
-------------------------------------------------------------------------------------------

(1) Effective October 1, 2001, an additional Manager, Harris Associates L.P., assumed management for a component of the Portfolio. Additionally, effective July 29, 2002, Thornburg Investment Management, Inc. replaced AIG SunAmerica Asset Management Corp. for another component of the Portfolio.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is December 29, 2000.

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2002........................................................    -20.88%

2003........................................................     41.89%

During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 6/30/03) and the lowest return for a quarter was -18.07% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.70%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 2(1)                                41.89%           13.19%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2)                                  30.03%            7.60%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(3)                                  31.14%            8.48%
-------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is October 1, 2001.

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -10.00%

2002........................................................   -23.38%

2003........................................................    30.70%

During the period shown in the bar chart, the highest return for a quarter was 16.23% (quarter ended 6/30/03) and the lowest return for a quarter was -15.35% (quarter ended 6/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.99%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(2)
---------------------------------------------------------------------------------------------
 Stock Portfolio Class 2                                         30.70%            -4.09%
---------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%            -4.93%
---------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -19.71%

2002........................................................   -26.01%

2003........................................................    26.40%

During the period shown in the bar chart, the highest return for a quarter was 13.57% (quarter ended 6/30/03) and the lowest return for a quarter was -17.84% (quarter ended 3/31/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.79%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 2(1)                           26.40%         -11.65%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(2)                                25.66%          -9.37%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Growth Index is unmanaged and is constructed by dividing the stocks in the S&P 500(R) index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ----------

2001........................................................    -14.20%

2002........................................................    -23.59%

2003........................................................     [   ]%

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was -16.18% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.90%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 2(1)                        26.40%          -7.43%
-------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                   28.67%          -4.93%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    -1.35%

2002........................................................   -21.22%

2003........................................................    29.26%

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was -19.49% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.13%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 2(1)                            29.26%           3.04%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(2)                                 31.79%          -0.71%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The S&P 500(R)/BARRA Value Index is unmanaged and is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -13.89%

2002........................................................   -23.61%

2003........................................................    43.68%

During the period shown in the bar chart, the highest return for a quarter was 22.74% (quarter ended 12/31/01) and the lowest return for a quarter was -24.40% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 7.35%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 2(1)                             43.68%           -3.67%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                               42.71%          -10.78%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    7.06%

2002........................................................   -8.87%

2003........................................................   29.18%

During the period shown in the bar chart, the highest return for a quarter was 15.49% (quarter ended 6/30/03) and the lowest return for a quarter was -15.80% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 8.86%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 2(1)                              29.18%         12.23%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(2)                                38.07%         12.07%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................   -12.34%

2002........................................................   -25.15%

2003........................................................    37.46%

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was -22.97% (quarter ended 9/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.74%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 2(1)                                  37.46%          -5.12%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(2)                                        47.25%           6.08%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................  -24.27%

2002........................................................  -23.97%

2003........................................................   31.78%

During the period shown in the bar chart, the highest return for a quarter was 17.77% (quarter ended 6/30/03) and the lowest return for a quarter was -22.51% (quarter ended 9/30/02). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 5.72%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 2(1)                       31.78%        -9.48%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(2)                                              38.59%        -2.30%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................    4.53%

2002........................................................    8.42%

2003........................................................    3.25%

During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended 9/30/02) and the lowest return for a quarter was -0.81% (quarter ended 6/30/01). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was -0.47%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(3)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 2(1)                   3.25%          5.76%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         4.10%          8.34%
-------------------------------------------------------------------------------------------

(1) Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. AIG Global Investment Corp. assumed management duties for this component effective December 10, 2001.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 2)
                                                              ---------

2001........................................................     3.24%

2002........................................................     0.85%

2003........................................................   [0.22]%

During the period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended 3/31/01) and the lowest return for a quarter was 0.00% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.09%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 2                               0.22%           1.70%
-------------------------------------------------------------------------------------------

(1) Inception date for Class 2 shares is October 16, 2000.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 2 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                  MULTI-MANAGED     MULTI-MANAGED
                                                               MULTI-MANAGED         MODERATE       INCOME/EQUITY
                                                              GROWTH PORTFOLIO   GROWTH PORTFOLIO     PORTFOLIO
                                                              ----------------   ----------------   -------------
                                                                  CLASS 2            CLASS 2           CLASS 2
                                                              ----------------   ----------------   -------------
Management Fees                                                    0.89%              0.85%             0.81%
Distribution/Service (12b-1) Fees                                  0.15%              0.15%             0.15%
Other Expenses                                                     0.21%              0.15%             0.16%
Total Annual Portfolio Operating Expenses                          1.25%              1.15%             1.12%

                                                                                 ASSET ALLOCATION:
                                                               MULTI-MANAGED        DIVERSIFIED
                                                              INCOME PORTFOLIO   GROWTH PORTFOLIO    STOCK PORTFOLIO
                                                              ----------------   -----------------   ---------------
                                                                  CLASS 2             CLASS 2            CLASS 2
                                                              ----------------   -----------------   ---------------
Management Fees                                                    0.77%               0.85%              0.85%
Distribution/Service (12b-1) Fees                                  0.15%               0.15%              0.15%
Other Expenses                                                     0.18%               0.13%              0.11%
Total Annual Portfolio Operating Expenses                          1.10%               1.13%              1.11%

                                                               LARGE CAP         LARGE CAP         LARGE CAP
                                                                 GROWTH          COMPOSITE           VALUE
                                                              PORTFOLIO(1)      PORTFOLIO(1)       PORTFOLIO
                                                              ------------      ------------      ------------
                                                                CLASS 2           CLASS 2           CLASS 2
                                                              ------------      ------------      ------------
Management Fees                                                  0.80%             0.80%             0.80%
Distribution/Service (12b-1) Fees                                0.15%             0.15%             0.15%
Other Expenses                                                   0.31%             0.71%             0.27%
Total Annual Portfolio Operating Expenses                        1.26%             1.66%             1.22%

                                                                    MID CAP           MID CAP VALUE       SMALL CAP
                                                              GROWTH PORTFOLIO(1)      PORTFOLIO(1)      PORTFOLIO(1)
                                                              -------------------   ------------------   ------------
                                                                    CLASS 2              CLASS 2           CLASS 2
                                                              -------------------   ------------------   ------------
Management Fees                                                      0.85%                0.85%             0.85%
Distribution/Service (12b-1) Fees                                    0.15%                0.15%             0.15%
Other Expenses                                                       0.33%                0.29%             0.36%
Total Annual Portfolio Operating Expenses                            1.33%                1.29%             1.36%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                               INTERNATIONAL       DIVERSIFIED FIXED      CASH MANAGEMENT
                                            EQUITY PORTFOLIO(1)    INCOME PORTFOLIO          PORTFOLIO
                                            -------------------   -------------------   -------------------
                                                  CLASS 2               CLASS 2               CLASS 2
                                            -------------------   -------------------   -------------------
Management Fees                                    1.00%                 0.70%                 0.55%
Distribution/Service (12b-1) Fees                  0.15%                 0.15%                 0.15%
Other Expenses                                     0.60%                 0.18%                 0.22%
Total Annual Portfolio Operating Expenses          1.75%                 1.03%                 0.92%

                                               FOCUS GROWTH          FOCUS TECHNET       FOCUS GROWTH AND
                                               PORTFOLIO(1)          PORTFOLIO(1)       INCOME PORTFOLIO(1)
                                            -------------------   -------------------   -------------------
                                                  CLASS 2               CLASS 2               CLASS 2
                                            -------------------   -------------------   -------------------
Management Fees                                    1.00%                 1.20%                 1.00%
Distribution/Service (12b-1) Fees                  0.15%                 0.15%                 0.15%
Other Expenses                                     0.35%                 0.82%                 0.55%
Total Annual Portfolio Operating Expenses          1.50%                 2.17%                 1.70%

                                                FOCUS VALUE
                                               PORTFOLIO(1)
                                            -------------------
                                                  CLASS 2
                                            -------------------
Management Fees                                    1.00%
Distribution/Service (12b-1) Fees                  0.15%
Other Expenses                                     0.55%
Total Annual Portfolio Operating Expenses          1.70%

------------------------------

(1) The investment adviser, SunAmerica, is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                                              CLASS 2
                                                              -------
Large Cap Growth Portfolio..................................   1.25%
Large Cap Composite Portfolio...............................   1.25%
Mid Cap Growth Portfolio....................................   1.30%
Mid Cap Value Portfolio.....................................   1.30%
Small Cap Portfolio.........................................   1.30%
International Equity Portfolio..............................   1.45%
Focus Growth Portfolio......................................   1.45%
Focus TechNet Portfolio.....................................   1.65%
Focus Growth and Income Portfolio...........................   1.45%
Focus Value Portfolio.......................................   1.45%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio.............................   $127     $397     $  686     $1,511
Multi-Managed Moderate Growth Portfolio....................   $117     $365     $  633     $1,398
Multi-Managed Income/Equity Portfolio......................   $114     $356     $  617     $1,363
Multi-Managed Income Portfolio.............................   $112     $350     $  606     $1,340
Asset Allocation: Diversified Growth Portfolio.............   $115     $359     $  622     $1,375
Stock Portfolio............................................   $113     $353     $  612     $1,352
Large Cap Growth Portfolio*................................   $128     $400     $  692     $1,523
Large Cap Composite Portfolio*.............................   $169     $523     $  902     $1,965
Large Cap Value Portfolio..................................   $124     $387     $  670     $1,477
Mid Cap Growth Portfolio*..................................   $135     $421     $  729     $1,601
Mid Cap Value Portfolio*...................................   $131     $409     $  708     $1,556
Small Cap Portfolio*.......................................   $138     $431     $  745     $1,635
International Equity Portfolio*............................   $178     $551     $  949     $2,062
Diversified Fixed Income Portfolio.........................   $105     $328     $  569     $1,259
Cash Management Portfolio..................................   $ 94     $293     $  509     $1,131
Focus Growth Portfolio*....................................   $153     $474     $  818     $1,791
Focus Technet Portfolio*...................................   $220     $679     $1,164     $2,503
Focus Growth and Income Portfolio*.........................   $173     $536     $  923     $2,009
Focus Value Portfolio*.....................................   $173     $536     $  923     $2,009

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Large Cap Growth Portfolio..........................   $127     $397      $686      $1,511
Large Cap Composite Portfolio.......................   $127     $397      $686      $1,511
Mid Cap Growth Portfolio............................   $132     $412      $713      $1,568
Mid Cap Value Portfolio.............................   $132     $412      $713      $1,568
Small Cap Portfolio.................................   $132     $412      $713      $1,568
International Equity Portfolio......................   $148     $459      $792      $1,735
Focus Growth Portfolio..............................   $148     $459      $792      $1,735
Focus Technet Portfolio.............................   $168     $520      $897      $1,955
Focus Growth and Income Portfolio...................   $148     $459      $792      $1,735
Focus Value Portfolio...............................   $148     $459      $792      $1,735

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

--------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of     selected for their         -large-cap stocks     fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks        fixed income              and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals: -                                      Multi-Managed           least 80% U.S.
                             small-cap stocks                                  Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks -       - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       Large- cap stocks        35%)                      (up to 20%) - Short-                  20%)
 Portfolio/Managed         - Short-term             - Short-term                            term     - Short-term
 Component significantly   investments              investments              investments             investments (up to
 invest in?                 (up to 25%) -            (up to 25%)                         (up to      20%) - Foreign
                                  Illiquid          - Illiquid securities                   25%)                securities
                                       securities    (up to 15% of net       - Foreign securities                   (up to
                                       (up to 15%                  assets)    (up to 25%)            20% denominated in
                           of net assets) -                                  - ADRs/EDRs/GDRs        foreign currencies;
                           Options                                           - Emerging markets      up to 100%
                                                                             - PFICs                 denominated in U.S.
                                                                             - Illiquid securities     dollars) - Illiquid
                                                                              (up to 15% of net      securities (up to 15%
                                                                             assets)                              of net
                                                                             - Junk bonds (up to                  assets)
                                                                               15%)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the       fixed income             fixed income                        securities   transactions
 Portfolio/Managed         securities - U.S.                    securities   - Asset-backed and      - Currency baskets
 Component use as part     government securities    - U.S. government        mortgage- backed        - PFICs
 of efficient portfolio    - Asset-backed and       securities                 securities            - Options and futures
 management or to          mortgage-backed          - Asset-backed and       - Options and futures   - Special situations
 enhance return?           securities               mortgage-backed          - Special situations    - Securities lending
                           - Foreign securities     securities               - Currency              - Forward foreign
                           - ADRs/EDRs/GDRs         - Foreign securities     transactions            currency exchange
                           - Passive Foreign        - ADRs/EDRs/GDRs         - Currency baskets      contracts - U.S.
                           Investment Companies     - Currency               - Securities lending    Treasury inflation
                           (PFICs)                  transactions                                     protection securities
                           - Options and futures    - Currency baskets                               - Roll transactions
                           - Special situations     - Emerging markets                               - Total return swaps
                           - Securities lending     - PFICs                                          (up to 10%)
                                                    - Options and futures                            - Short sales
                                                    - Special situations
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Illiquidity           - Foreign exposure
                           - Illiquidity            - Hedging                - Interest rate         - Hedging
                           - Market volatility      - Illiquidity            fluctuations            - Illiquidity
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                           status                   - Market volatility      - Non-diversified       fluctuations
                           - Prepayment             - Non-diversified        status                  - Junk bonds
                           - Securities selection   status                   - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                           sized companies          - Securities selection   selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                    sized companies            sized companies       - Securities
                                                                                                     selection
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's           80% (with a range of 65-95%) of total       assets)
 principal investments?        assets to equity securities:
                               -large-cap stocks
                               -mid-cap stocks
                               -small-cap stocks
                               - Strategic allocation of approximately
                               20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?      assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the           securities                                  - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to    securities                                  - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                     securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Credit quality
 Component?                    - Derivatives                               - Derivatives
                               - Emerging markets                          - Emerging markets
                               - Foreign exposure                          - Foreign exposure
                               - Growth stocks                             - Growth stocks
                               - Hedging                                   - Hedging
                               - Illiquidity                               - Illiquidity
                               - Interest rate fluctuations                - Interest rate fluctuations
                               - Junk bonds                                - Market volatility
                               - Market volatility                         - Prepayment
                               - Prepayment                                - Securities selection
                               - Securities selection                      - Small and medium sized companies
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?        large companies (at least     large companies (at least       companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments      to 20%)
 invest in?                    (up to 20%)                   (up to 20%)                   - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to   30%)
                               - Emerging markets            30%)                          - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs                       - Illiquid securities (up     - Illiquid securities (up to
                               - Illiquid securities (up     to 15% of net assets)         15% of net assets)
                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage- backed securities   - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up to
                               - Currency transactions       - REITs                       10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets            mortgage swaps, caps, floors
                               trust certificates            - Emerging markets            and collars
                               - Options and futures         - Options and futures         - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to     warrants
                               currency                        10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                               securities indices            mortgage swaps, caps,         - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars          income securities
                                 10%):                       - Special situations          - U.S. government securities
                                - SPDRs                      - Convertible securities      - Asset-backed and mortgage-
                                - iShares                    and warrants                    backed securities
                               - Interest rate caps,         - ETFs                        - Special situations
                               floors and collars            - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Credit quality              - Credit quality
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Growth stocks               - Growth stocks               - Hedging
                               - Hedging                     - Hedging                     - Illiquidity
                               - Illiquidity                 - Illiquidity                 - Indexing
                               - Indexing                    - Indexing                    - Interest rate fluctuations
                               - Interest rate               - Interest rate               - Junk bonds
                               fluctuations                  fluctuations                  - Market volatility
                               - Junk bonds                  - Junk bonds                  - Non-diversified status
                               - Market volatility           - Market volatility           - Prepayment
                               - Non-diversified status      - Non-diversified status      - Securities selection
                               - Prepayment                  - Prepayment                  - Small and medium sized
                               - Securities selection        - Securities selection          companies
                               - Small and medium sized      - Small and medium sized      - Value investing
                                 companies                     companies
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?        medium- sized companies (at   medium- sized companies (at     companies (at least 80% of
                                 least 80% of net assets)      least 80% of net assets)      net assets)
                                 selected through a growth     selected through a value
                                 strategy                      strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                    (up to 20%)                   - Short-term investments      to 20%)
                               - Foreign securities (up to   (up to 20%)                   - Foreign securities (up to
                               30%)                          - Foreign securities (up to   30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                               - Illiquid securities (up     - Special situations          - Illiquid securities (up to
                               to 15% of net assets)         - PFICs                       15% of net assets)
                                                             - Illiquid securities (up     - Options and futures
                                                             to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio           securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                       mortgage- backed securities   mortgage- backed securities   - Asset-backed and mortgage-
                               - REITs                       - REITs                       backed securities
                               - Currency transactions       - Currency transactions       - REITs
                               - Currency baskets            - Currency baskets            - Emerging markets
                               - Emerging markets            - Custodial receipts and      - Hybrid instruments (up to
                               - Options and futures         trust certificates            10%)
                               - Hybrid instruments (up to   - Emerging markets            - Interest rate swaps,
                               10%)                          - Options and futures         mortgage swaps, caps, floors
                               - Interest rate swaps,        - Options on foreign          and collars
                               mortgage swaps, caps,         currencies                    - Special situations
                               floors and collars            - Options on securities and   - Securities lending
                               - Convertible securities      securities indices            - ETFs
                               and warrants                  - Hybrid instruments (up to
                               - ETFs                        10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                             floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Credit quality              - Credit quality
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Growth stocks               - Hedging                     - Growth stocks
                               - Hedging                     - Illiquidity                 - Hedging
                               - Illiquidity                 - Indexing                    - Junk bonds
                               - Indexing                    - Interest rate               - Illiquidity
                               - Interest rate               fluctuations                  - Indexing
                               fluctuations                  - Junk bonds                  - Interest rate fluctuations
                               - Market volatility           - Market volatility           - Market volatility
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Prepayment                  - Prepayment                  - Prepayment
                               - Securities selection        - Securities selection        - Securities selection
                               - Small and medium sized      - Small and medium sized      - Small and medium sized
                               companies                     companies                     companies
                               - Technology sector           - Value investing
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at       - Fixed income securities     - A diversified selection of
 principal investments?        least 80% of net assets) of   (at least 80% of net            money market instruments
                                 issuers in at least three     assets) including U.S.
                                 countries other than the      and foreign government
                                 U.S.                          securities ("Net assets"
                                                               will take into account
                                                               any borrowings for
                                                               investment purposes)
                                                             - Mortgage-backed
                                                             securities
                                                             - Investment grade fixed
                                                               income securities
                                                             - Foreign securities (up to
                                                               30%)
                                                             - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks              mortgage- backed securities   income securities
 Portfolio significantly       - Small-cap stocks            - ADRs/EDRs/GDRs              - U.S. government securities
 invest in?                    - Junk bonds (up to 20%)      - PFICs                       - Illiquid securities (up to
                               - Short-term investments      - Illiquid securities (up     10% of net assets)
                               (up to 20%)                   to 15% of net assets)
                               - ADRs/EDRs/GDRs              - Short-term investments
                               - PFICs                       (up to 20%)
                               - Foreign securities          - ETFs
                               - Emerging markets
                               - Illiquid securities (up
                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the             income securities           - Currency baskets            backed securities
 Portfolio use as part of      - U.S. government             - Emerging markets
 efficient portfolio           securities                    - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                       mortgage- backed securities   10%)
                               - REITs                       - Interest rate swaps,
                               - Currency transactions       mortgage swaps, caps,
                               - Currency baskets            floors and collars
                               - Custodial receipts and      - Special situations
                               trust certificate             - Securities lending
                               - Options and futures
                               - Options of foreign
                               currencies
                               - Options on securities and
                                 securities indices
                               - Hybrid instruments (up to
                                 10%):
                                -- SPDRs
                                -- iShares
                               - Interest rate caps,
                               floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Credit quality
 the Portfolio?                - Credit quality              - Credit quality              - Interest rate fluctuations
                               - Derivatives                 - Derivatives                 - Market volatility
                               - Emerging markets            - Emerging markets            - Securities selection
                               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging
                               - Illiquidity                 - Illiquidity
                               - Indexing                    - Indexing
                               - Interest rate               - Interest rate
                               fluctuations                  fluctuations
                               - Junk bonds                  - Junk bonds
                               - Market volatility           - Market volatility
                               - Non-diversified status      - Prepayment
                               - Prepayment                  - Securities selection
                               - Securities selection
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's principal   large cap companies      (at least 80% of net     large cap companies:     -large-cap stocks
 investments?            (at least 80% of net     assets will be           -convertible             -mid-cap stocks
                         assets)                  invested in technology   securities               -small-cap stocks
                         -large-cap stocks        companies)               -warrants                -convertible
                         -mid-cap stocks          -large-cap stocks        -rights                  securities
                         -small-cap stocks        -mid-cap stocks          - Preferred stocks       -warrants
                         -convertible             -small-cap stocks                                 -rights
                         securities               -convertible                                      - Preferred stocks
                         -warrants                securities
                         -rights                  -warrants
                                                  -rights
                                                  - Preferred stocks
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Preferred stocks       - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the     - Illiquid securities    - Illiquid securities    - Small-cap stocks       - Illiquid securities
 Portfolio               (up to 15% of net        (up to 15% of net        - Foreign securities     (up to 15% of net
 significantly invest      assets)                  assets)                - Illiquid securities    assets)
 in?                     - Junk bonds (up to      - Junk bonds (up to      (up to 15% of net        - Junk bonds (up to
                           20%)                     20%)                     assets)                  20%)
                                                                           - Junk bonds (up to      - Forward foreign
                                                                             20%)                     currency exchange
                                                                                                      contracts
                                                                                                    - ETFs
                                                                                                    - REITs
                                                                                                    - ADRs/EDRs/GDRs
                                                                                                    - PFICs
                                                                                                    - Investment companies
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term             - Short-term             - Short-term
 investments may the     investments (up to       investments (up to         investments (up to     investments (up to
 Portfolio use as part     20%)                     20%)                   25%)                       25%)
 of efficient            - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management    instruments              instruments              instruments              instruments
 or to enhance return?   - Options and futures    - Options and futures    - Options and futures    - Options and futures
                         - Special situations     - Special situations     - Special situations     - Special situations
                         - Currency               - Currency               - Currency               - Securities lending
                         transactions             transactions             transactions             - Currency
                         - ETFs                   - Fixed-income           - Fixed-income           transactions
                         - Fixed-income           securities                 securities             - Hybrid instruments
                         securities               - Securities lending     - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                           (up to 10%)              (up to 10%)            (up to 10%)                securities
                         - REITs                                           - Forward foreign
                         - Securities lending                                currency exchange
                         - Forward foreign                                   contracts
                           currency exchange
                           contracts
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Active trading         - Active trading         - Active trading         - Active trading
 affect the Portfolio?   - Credit quality         - Credit quality         - Credit quality         - Derivatives
                         - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                         - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                         - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                         - Hedging                - Growth stocks          - Hedging                - Junk bonds
                         - Interest rate          - Hedging                - Interest rate          - Market volatility
                         fluctuations             - Interest rate            fluctuations           - Non-diversified
                         - Junk bonds             fluctuations             - Junk bonds             status
                         - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                         - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                         status                   - Non-diversified        status                   sized companies
                         - Securities selection   status                   - Securities selection   - Value investing
                         - Small and medium       - Securities selection   - Small and medium
                           sized companies        - Small and medium         sized companies
                                                    sized companies
                                                  - Technology sector
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might
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

otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $40.2 billion as of March 31, 2004. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.

For the fiscal year ended March 31, 2004 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2004, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

For the fiscal year ended March 31, 2004, each Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%
Focus Value Portfolio................................            1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international investment adviser companies (including AIGGIC), which provide advice, investment products and asset management services to clients around the world. As of March 31, 2004, AIGGIG managed approximately $421 billion, of which approximately $359 billion relates to AIG affiliates and $62 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 175 Water Street, New York, New York 10038.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2004, American Century had approximately $90.7 billion in assets under management.

BAMCO, INC. BAMCO is a New York corporation, located at 767 5(th) Avenue, 49(th) Floor, New York, New York 10153. As of March 31, 2004, BAMCO had approximately $7.3 billion in assets under management.

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 111 Fifth Avenue, New York, NY 10003. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of March 31, 2004, Alger had approximately $11.5 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of March 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $400 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2004, GSAM-International, along with other units of Goldman Sachs, had approximately $400 billion in assets under management.

HARRIS ASSOCIATES L.P. Harris Associates is a wholly owned subsidiary of CDC IXIS Asset Management, a leading French institutional management company, and is located at Two North LaSalle Street, Chicago, Illinois 60602. Harris manages money in two distinct business segments: separate accounts and is the investment adviser to the Oakmark Mutual Funds. As of March 31, 2004, Harris Associates had approximately $50.6 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2004, Janus' parent company, Janus Capital Group, Inc., had approximately $145 billion in assets under management.

J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2004, J.P. Morgan, together with its affiliated companies, had approximately $584 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2004, Lord Abbett had approximately $77 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2004, Marsico had approximately $33.2 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2004, Putnam had approximately $226.6 billion in assets under management.

RCM CAPITAL MANAGEMENT LLC. RCM Capital is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization. In turn, Dresdner Bank AG is owned by Allianz AG, an international financial services organization. As of March 31, 2004, RCM Capital had approximately $30 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC Salomon Brothers is located at 399 Park Avenue, New York, New York 10022, and is a subsidiary of Citigroup, Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of March 31, 2004, Salomon Brothers had approximately $74.2 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2004, T. Rowe Price had approximately $201 billion in assets under management.

THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2004, Third Avenue had approximately $8.16 billion in assets under management.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2004, Thornburg had approximately $9.4 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2004, Wellington had approximately $416 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Salomon Brothers
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM Capital
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - Harris Associates
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica     - Brian P. Clifford            Mr. Clifford joined
 SunAmerica component                     Vice President and Portfolio  SunAmerica in February 1998
 (Multi-Managed                          Manager                        as a portfolio manager and
 Seasons Portfolios)                                                    was named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component (Multi-                        Senior Vice President and     portfolio manager with the
 Managed Seasons                          Portfolio Manager (Domestic   firm since 1996. He joined
 Portfolios)                              Equity Investment Team)       SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Wellington Management    Management      Senior Vice President,        portfolio manager with
 component                                Partner and Portfolio         Wellington Management since
 (Multi-Managed                          Manager                        joining the firm in 1993.
 Seasons Portfolios)                     - Campe Goodman, CFA Vice      Mr. Goodman is a portfolio
                                           President and Portfolio      manager at Wellington
                                           Manager                      Management, having joined
                                                                        the firm in 2000 as an
                                                                        assistant portfolio
                                                                        manager. Prior to 2000, Mr.
                                                                        Goodman spent four years at
                                                                        MIT studying macroeconomics
                                                                        and finance in a doctoral
                                                                        program in economics.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                          Team Leader                   Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                          Team member                   President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                          Team member                   President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                          Team member                   Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 10 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Magali Azema-Barac           Ms. Azema-Barac joined
 Portfolio                                Portfolio Manager             AIGGIC in 2001 as Vice
                                                                        President, Portfolio
                                                                        Manager for AIGGIC's index
                                                                        and quantitative
                                                                        portfolios. From September
                                                                        1999 to December 2001, she
                                                                        was Vice President and Head
                                                                        of Equity at American
                                                                        General Investment
                                                                        Management, L.P. ("AGIM").
                                                                        Prior to joining AGIM, she
                                                                        worked as an independent
                                                                        consultant from January
                                                                        1999 to September 1999.
                                                                        From 1994 to 1999, she
                                                                        worked for USWest
                                                                        Investment Management
                                                                        Company where she developed
                                                                        quantitative investment
                                                                        strategies and managed over
                                                                        $5 billion in index and
                                                                        enhanced-index funds.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                          Managing Director, Co-Chief   portfolio manager in 1999.
                                         Investment Officer and Senior  From 1988 to 1999, he was a
                                         Portfolio Manager              portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                         - Kenneth T. Berents           Mr. Berents joined GSAM as
                                          Managing Director, Co-        a portfolio manager in
                                         Chairman of Investment         2000. From 1992 to 1999, he
                                         Committee and Senior           was Director of Research
                                         Portfolio Manager              and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                          Managing Director, Chief      senior portfolio manager
                                         Investment Officer and Senior  and Chief Investment
                                         Portfolio Manager              Officer of the Growth team
                                                                        in 1997.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         GSAM           - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
 Portfolio (continued)                    Managing Director, Co-Chief   portfolio manager and Co-
                                         Investment Officer and Senior  Chair of the Growth
                                         Portfolio Manager              Investment Committee in
                                                                        1997.
                                         - Scott Kolar                  Mr. Kolar joined GSAM as an
                                          Vice President, Co-Chairman   equity analyst in 1997 and
                                         of Investment Committee and    became a portfolio manager
                                         Senior Portfolio Manager       in 1999.
                                         - Ernest C. Segundo, Jr.       Mr. Segundo joined GSAM as
                                          Vice President and Senior     a portfolio manager in
                                         Portfolio Manager              1997.
                                         - Mark D. Shattan              Mr. Shattan joined GSAM as
                                          Vice President and Senior     an equity analyst in 1999
                                         Portfolio Manager              and became a portfolio
                                                                        manager in May 2002. From
                                                                        1997 to 1999, he was a
                                                                        equity research analyst at
                                                                        Salomon Smith Barney.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                          Managing Director, Co-Chief   portfolio manager in 1997.
                                         Investment Officer and Senior
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                          Vice President and Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Francis D. Gannon            See above.
                                          Senior Vice President and
                                         Portfolio Manager
                                         - Steven A. Neimeth            Mr. Neimeth joined the firm
                                          Senior Vice President and     as a portfolio manager in
                                         Portfolio Manager              April 2004. From 2002 to
                                                                        joining SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                          Investment Advisory
                                         Committee Chairman and Vice
                                         President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, CIC    Mr. Rogers joined T. Rowe
                                          Chief Investment Officer      Price's Equity Research
                                         Investment Advisory Committee  Division in 1982 and has
                                         Chairman and Vice President    been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - Steven T. Irons, CFA         Mr. Irons joined Wellington
                          Management      Senior Vice President,        Management in 1993 as a
                                         Partner and Portfolio Manager  research analyst on the
                                                                        firm's Value Team.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                          Vice President and Portfolio  portfolio manager and
                                         Manager                        quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           Wellington     - Stephen Mortimer             Mr. Mortimer joined
 Portfolio (continued)    Management      Vice President and Portfolio  Wellington Management in
                                         Manager                        2001 as an equity analyst
                                                                        in the Growth and Capital
                                                                        Appreciation Groups. From
                                                                        1998 to 2001, he was an
                                                                        equity analyst at Vinik
                                                                        Asset Management.
                                         - Robert D. Rands, CFA         Mr. Rands joined Wellington
                                          Senior Vice President,        Management in 1978 as a
                                         Partner and Assistant          special situations analyst
                                         Portfolio Manager              and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Magali Azema-Barac           See above.
                                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                          Vice President and Portfolio  mutual fund product
                                         Manager                        development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford              Ms. Bamford joined GSAM as
                                          Vice President and Portfolio  a portfolio manager for the
                                         Manager                        value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - David L. Berdon              Mr. Berdon joined GSAM as a
                                          Vice President and Portfolio  research analyst in March
                                         Manager                        2001 and became a portfolio
                                                                        manager in October 2002.
                                                                        From September 1999 to
                                                                        March 2001, he was a Vice
                                                                        President for Business
                                                                        Development and Strategic
                                                                        Alliances at Soliloquy Inc.
                                                                        From September 1997 to
                                                                        September 1999, he was a
                                                                        principal consultant at
                                                                        Diamond Technology
                                                                        Partners.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Scott Carroll                Mr. Carroll joined GSAM as
 (continued)                              Vice President and Portfolio  a portfolio manager in May
                                         Manager                        2002. From 1996 to 2002, he
                                                                        worked at Van Kampen Funds
                                                                        where he had portfolio
                                                                        management and analyst
                                                                        responsibilities for Growth
                                                                        and Income and Equity
                                                                        Income Funds.
                                         - Sally Pope Davis             Ms. Davis joined GSAM as a
                                          Vice President and Portfolio  portfolio manager in August
                                         Manager                        2001. From December 1999 to
                                                                        July 2001, she was a
                                                                        relationship manager in the
                                                                        Private Wealth Management
                                                                        area at Goldman Sachs. From
                                                                        August 1989 to November
                                                                        1999, she was a bank
                                                                        analyst in the Goldman
                                                                        Sachs Investment Research
                                                                        Department.
                                         - Stacey Ann DeMatteis         Ms. DeMatteis joined GSAM
                                          Vice President and Client     as a product- marketing
                                         Portfolio Manager              analyst in September 1993.
                                                                        From December 1997 to April
                                                                        2000, she was a
                                                                        relationship manager in
                                                                        Broker-Dealer sales. In May
                                                                        2000, she became a client
                                                                        portfolio manager on the
                                                                        Value team.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                          Vice President and Portfolio  as a research analyst in
                                         Manager                        May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - James Otness                 Mr. Otness joined GSAM as a
 (continued)                              Managing Director and Senior  portfolio manager in May
                                         Portfolio Manager              2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.
                                         - Lisa Parisi                  Ms. Parisi joined GSAM as a
                                          Managing Director and         portfolio manager in August
                                         Portfolio Manager              2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                          Managing Director, Chief      a portfolio manager and
                                         Investment Officer and Senior  Chief Investment officer of
                                         Portfolio Manager              the Value Equity team in
                                                                        1999. From 1981 to 1999,
                                                                        she worked at Oppenheimer
                                                                        Capital, most recently as a
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                          Equity Analyst                Abbett in 1990.
                                         - David Builder                Mr. Builder joined Lord
                                          Equity Analyst                Abbett in 1998. Prior to
                                                                        that, he was an analyst at
                                                                        Bear Stearns from
                                                                        1996-1998.
                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                          Partner at Lord Abbett and    Abbett in 1995. He has been
                                         Investment Manager             an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                          Partner at Lord Abbett,       a portfolio manager with
                                         Investment Manager and Team    Lord Abbett since 1995. He
                                         Leader                         joined the firm in 1988.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Magali Azema-Barac           See above.
                                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                          Partner at Lord Abbett and    Abbett in 2000. Prior to
                                         Senior Strategy Coordinator    joining Lord Abbett, Mr.
                                                                        DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.
                                         - Lesley-Jane Dixon            Ms. Dixon joined Lord
                                          Partner at Lord Abbett and    Abbett in 1995.
                                         Senior Research Analyst
                                         - F. Thomas O'Halloran         Mr. O'Halloran joined Lord
                                           Investment Manager and Team  Abbett in 2001. Prior to
                                           Leader                       joining Lord Abbett, Mr.
                                                                        O'Halloran was Executive
                                                                        Director/Senior Research
                                                                        Analyst with Dillon
                                                                        Reed/UBS Warburg.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Brian P. Clifford            See above.
                                          Vice President and Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM-          - Nuno Fernandes               Mr. Fernandes joined
                          International   Executive Director and        GSAM-International as a
                                         Senior Portfolio Manager       research analyst on the
                                                                        global emerging markets
                                                                        equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                          Managing Director and Senior  International as a senior
                                         Portfolio Manager              portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-          - Michael Stanes               Mr. Stanes joined GSAM-
 Portfolio (continued)    International   Executive Director and        International as a
                                         Senior Portfolio Manager       portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed UK equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, US and global
                                                                        portfolios in the US.
                                         - Mark Ferguson                Mr. Ferguson joined GSAM-
                                          Executive Director and        International as co-head of
                                         Senior Portfolio Manager       European Financials
                                                                        research team in 1999.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
                                          Investment Manager            in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.
                                         - Robert G. Morris             Mr. Morris joined Lord
                                          Partner and Director of       Abbett in 1991.
                                         Equity Investments
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Magali Azema-Barac           See above.
 Income Portfolio                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
                                          Vice President and Portfolio  in 1999 as Vice President
                                         Manager                        and portfolio manager
                                                                        responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he was
                                                                        a Director of the U.S. Bond
                                                                        Division and Representative
                                                                        of the New York Office of
                                                                        the Monetary Authority of
                                                                        Singapore from 1991 to
                                                                        1999.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        Wellington     - Lucius T. Hill, III          See above.
 Income Portfolio         Management      Senior Vice President,
 (continued)                              Partner and Portfolio
                                         Manager
                                         - Scott St. John, CFA          Mr. St. John is a portfolio
                                          Vice President and Portfolio  manager at Wellington,
                                         Manager                        having joined the firm in
                                                                        2003 as an assistant
                                                                        portfolio manager. From
                                                                        2001 to 2003, he was a
                                                                        fixed income analyst at
                                                                        State Street Research. From
                                                                        1995 to 2001, Mr. St. John
                                                                        was a fixed income analyst
                                                                        at Eaton Vance Management.
---------------------------------------------------------------------------------------------------
 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Alger          - Fred Alger                   Mr. Alger founded Alger in
                                          Chairman and Chief Market     1964. He served as
                                         Strategist                     President and Portfolio
                                                                        Manager until 1995. Mr.
                                                                        Alger assumed
                                                                        responsibilities of Chief
                                                                        Market Strategist in 2001.
                                         - Dan Chung, CFA               Mr. Chung joined Alger in
                                          Chief Investment Officer,     1994 as a Research
                                         President, Director of         Associate. He later served
                                         Research and Portfolio         as Associate Analyst,
                                         Manager                        Analyst and Senior Analyst
                                                                        before his current
                                                                        responsibilities as Chief
                                                                        Investment Officer and
                                                                        President.
---------------------------------------------------------------------------------------------------
                          Salomon        - Alan J. Blake                Mr. Blake is a Senior
                          Brothers        Senior Portfolio Manager and  Portfolio Manager and
                                         Managing Director              Managing Director of
                                                                        Salomon Brothers, which he
                                                                        joined in 2001. He has
                                                                        worked with Salomon
                                                                        Brothers or its affiliates
                                                                        since 1991.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico        - Thomas F. Marsico            Mr. Marsico has been the
 (continued)                              Chairman, Chief Executive     Chairman and Chief
                                         Officer, Chief Investment      Executive Officer of
                                         Officer and Portfolio Manager  Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  RCM Capital    - Walter C. Price, Jr., CFA    Mr. Price is a Managing
                                          Portfolio Manager             Director of RCM Capital,
                                                                        with which he has been
                                                                        associated since 1974. He
                                                                        has research and money
                                                                        management responsibilities
                                                                        for much of RCM Capital's
                                                                        technology area.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Andrew Sheridan              Mr. Sheridan joined
                                          Vice President and Senior     SunAmerica in 2003. He is a
                                         Research Analyst               member of the research team
                                                                        covering the technology
                                                                        industry. Prior to joining
                                                                        SunAmerica, Mr. Sheridan
                                                                        worked in the research
                                                                        department at U.S. Trust
                                                                        and the market division of
                                                                        Greenwich Associates.
---------------------------------------------------------------------------------------------------
                          BAMCO          Mitchell Rubin, CFA, JD        Mr. Rubin is the portfolio
                                         Vice President and Portfolio   manager for the Baron
                                         Manager                        iOpportunity Fund. From
                                                                        1994 until joining BAMCO in
                                                                        November 1995, Mr. Rubin
                                                                        was an equity research
                                                                        analyst for Smith Barney in
                                                                        emerging growth stocks.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  Harris         - William C. Nygren, CFA       Mr. Nygren joined Harris in
 Portfolio                Associates      Partner and Portfolio         1983 and has over 21 years
                                         Manager                        of investment experience.
                                         - Edward S. Loeb, CFA          Mr. Loeb joined Harris
                                          Director of Institutional     Associates in 1989 and has
                                         Portfolios, Partner and        over 15 years of investment
                                         Portfolio Manager              experience.
                                         - Michael J. Mangan, CFA       Mr. Mangan joined Harris
                                          Partner and Portfolio         Associates in 1997 and has
                                         Manager                        over 15 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            See above.
                                          Chairman, Chief Executive
                                         Officer and Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Thornburg      - William V. Fries, CFA        Mr. Fries has been a
                                          Managing Director and         Managing Director and
                                         Portfolio Manager              portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American       - Phillip N. Davidson, CFA     Mr. Davidson is Chief
                          Century         Chief Investment Officer-     Investment Officer-Value,
                                         Value, Senior Vice President   Senior Vice President and
                                         and Senior Portfolio Manager   Senior Portfolio Manager
                                                                        and has been with American
                                                                        Century since 1993.
                                         - Scott A. Moore, CFA          Mr. Moore has been a member
                                          Vice President and Portfolio  of the team that manages
                                         Manager                        the Portfolio since October
                                                                        1996 and a Portfolio
                                                                        Manager since February
                                                                        1999. He joined American
                                                                        Century in August 1993 as
                                                                        an Investment Analyst.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue   - Martin J. Whitman, CFA       Mr. Whitman has been Co-
 (continued)                              Co-Chief Investment Officer   Chief Investment Officer of
                                         and Portfolio Manager          Third Avenue since 2003.
                                                                        Previously, Mr. Whitman
                                                                        served as Chief Investment
                                                                        Officer of Third Avenue
                                                                        (and its predecessor
                                                                        entity) from 1991 to 2003.
                                                                        Mr. Whitman also has been
                                                                        Chairman of Third Avenue
                                                                        Trust (and its
                                                                        predecessors) since 1990.
                                         - Ian Lapey                    Mr. Lapey has been a
                                          Portfolio Manager             portfolio manager of Third
                                                                        Avenue since 2001. Mr.
                                                                        Lapey has also been a
                                                                        senior research analyst for
                                                                        Third Avenue since 2001.
                                                                        Prior to joining Third
                                                                        Avenue, Mr. Lapey had been
                                                                        an equity research analyst
                                                                        with Credit Suisse First
                                                                        Boston since 1997.
---------------------------------------------------------------------------------------------------
                          J.P. Morgan    - Jonathan K. L. Simon         Mr. Simon is a portfolio
                                           Managing Director/Portfolio  manager in the U.S. Equity
                                           Manager                      Group. An employee since
                                                                        1980, Mr. Simon manages the
                                                                        JPMorgan Mid Cap Value Fund
                                                                        and JPMorgan Growth &
                                                                        Income Fund and is a
                                                                        co-portfolio manager of the
                                                                        JPMorgan Equity Income
                                                                        Fund. In addition, he is
                                                                        portfolio manager of the
                                                                        JPMF U.S. Strategic Value
                                                                        Fund and JPMF America
                                                                        Equity Fund.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Class 2 shares of the Portfolios are not offered directly to the public. Instead, Class 2 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 2 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and 3 shares are offered through a separate prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing the Class 2 shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 shares. Because these service fees are paid out of each Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on The New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the

Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                                       Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01+                 $19.41        $0.11           $(4.05)         $(3.94)       $(0.06)       $(3.26)         $(3.32)
3/31/02                   12.15         0.13            (1.07)          (0.94)        (0.18)        (0.43)          (0.61)
3/31/03                   10.60         0.10            (1.87)          (1.77)        (0.14)           --           (0.14)
3/31/04                    8.69         0.06             2.35            2.41         (0.09)           --           (0.09)

                                                   Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01+                 $17.42        $0.17           $(2.82)         $(2.65)       $(0.09)       $(2.48)         $(2.57)
3/31/02                   12.20         0.24            (0.88)          (0.64)        (0.23)        (0.29)          (0.52)
3/31/03                   11.04         0.18            (1.45)          (1.27)        (0.20)           --           (0.20)
3/31/04                    9.57         0.13             2.01            2.14         (0.15)           --           (0.15)

                                                    Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01+                 $13.92        $0.22           $(1.10)         $(0.88)       $(0.16)       $(0.95)         $(1.11)
3/31/02                   11.93         0.37            (0.52)          (0.15)        (0.33)        (0.35)          (0.68)
3/31/03                   11.10         0.31            (0.60)          (0.29)        (0.29)           --           (0.29)
3/31/04                   10.52         0.26             1.27            1.53         (0.24)           --           (0.24)

                                                       Multi-Managed Income Portfolio Class 2

10/16/00-
3/31/01+                 $12.31        $0.25           $(0.29)         $(0.04)       $(0.14)       $(0.48)         $(0.62)
3/31/02                   11.65         0.48            (0.40)           0.08         (0.38)        (0.16)          (0.54)
3/31/03                   11.19         0.41               --            0.41         (0.34)           --           (0.34)
3/31/04                   11.26         0.34             0.84            1.18         (0.32)           --           (0.32)

                                               Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
3/31/01+                 $13.04        $0.10           $(1.37)         $(1.27)       $(0.07)       $(0.63)         $(0.70)
3/31/02                   11.07         0.13            (0.28)          (0.15)        (0.15)        (0.07)          (0.22)
3/31/03                   10.70         0.13            (2.28)          (2.15)        (0.11)           --           (0.11)
3/31/04                    8.44         0.11             2.33            2.44         (0.11)           --           (0.11)

                                                               Stock Portfolio Class 2
10/16/00-
3/31/01+                 $18.58        $0.02           $(3.03)         $(3.01)           --        $(1.23)         $(1.23)
3/31/02                   14.34        (0.02)            0.62            0.60            --         (0.61)          (0.61)
3/31/03                   14.33           --            (3.36)          (3.36)           --            --              --
3/31/04                   10.97        (0.01)            3.78            3.77            --            --              --

--------------------  ----------------------------------------------------------------------------------------
                                                                                     RATIO OF
                        NET                                                             NET
                       ASSET                      NET ASSETS      RATIO OF          INVESTMENT
                       VALUE                        END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL           PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)       NET ASSETS         NET ASSETS       TURNOVER
--------------------  ----------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01+              $ 12.15       (23.61)%       $ 11,088         1.19%#              1.79%#          123%
3/31/02                 10.60        (7.83)          49,770         1.20                1.15            102
3/31/03                  8.69       (16.71)          48,414         1.24                1.09            106
3/31/04                 11.01        27.79           78,735         1.25                0.59             99
                                    Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01+              $ 12.20       (17.24)%       $ 13,305         1.14%#              2.80%#          118%
3/31/02                 11.04        (5.35)          81,687         1.14                2.04            102
3/31/03                  9.57       (11.48)         101,321         1.15                1.88            108
3/31/04                 11.56        22.51          164,241         1.15                1.25            104
                                     Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01+              $ 11.93        (6.82)%       $  7,515         1.16%#              4.02%#           86%
3/31/02                 11.10        (1.38)          64,073         1.14                3.24             62
3/31/03                 10.52        (2.61)          92,470         1.13                2.98             85
3/31/04                 11.81        14.67          149,978         1.12                2.31            111
                                        Multi-Managed Income Portfolio Class 2
10/16/00-
3/31/01+                11.65       ( 0.40)%       $  5,113         1.20%#              4.86%#           85%
3/31/02                 11.19         0.65           45,459         1.20(1)             4.15(1)          57
3/31/03                 11.26         3.74           80,625         1.12                3.75             94
3/31/04                 12.12        10.61          118,953         1.10                2.96            123
                                Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
3/31/01+                11.07       (10.29)%       $ 17,465         1.12%#@             1.95%#@         193%
3/31/02                 10.70        (1.49)         110,186         1.11                1.22            233
3/31/03                  8.44       (20.11)         141,724         1.11                1.42            143
3/31/04                 10.77(3)     29.02          232,730         1.13(2)             1.12(2)         106
                                                Stock Portfolio Class 2
10/16/00-
3/31/01+                14.34       (17.37)%       $ 14,671         1.08%#              0.11%#           77%
3/31/02                 14.33         4.18           89,106         1.10               (0.13)            59
3/31/03                 10.97       (23.45)         110,306         1.10               (0.03)            45
3/31/04                 14.74        34.37          184,179         1.11               (0.05)            42

----------------------------------------

 * Calculated based upon average shares outstanding

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 # Annualized

 + Inception date of class

 @ Gross of custody credits of 0.01%

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  3/31/02
                                                                  -------
    Multi-Managed Income Portfolio..............................   (0.05)%

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                                  3/31/04
                                                                  -------
    Asset Allocation: Diversified Growth Portfolio..............   0.01%

(3) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NET                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET         REALIZED &                   DECLARED     FROM NET
                VALUE     INVESTMENT     UNREALIZED     TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                            Large Cap Growth Portfolio Class 2
10/16/00-
3/31/01+       $12.65       $ 0.01         $(3.07)        $(3.06)      $(0.02)      $(1.19)        $(1.21)
3/31/02          8.38        (0.02)         (0.39)         (0.41)          --           --             --
3/31/03          7.97           --          (2.00)         (2.00)          --           --             --
3/31/04          5.97        (0.01)          1.86           1.85           --           --             --
                                           Large Cap Composite Portfolio Class 2
10/16/00-
3/31/01+       $12.23       $   --         $(2.20)        $(2.20)      $   --       $(0.73)        $(0.73)
3/31/02          9.30           --          (0.11)         (0.11)          --        (0.01)         (0.01)
3/31/03          9.18         0.02          (2.33)         (2.31)       (0.01)          --          (0.01)
3/31/04          6.86         0.01           2.16           2.17        (0.01)          --          (0.01)
                                             Large Cap Value Portfolio Class 2
10/16/00-
3/31/01+       $10.86       $ 0.04         $ 0.67         $ 0.71       $(0.11)      $(0.77)        $(0.88)
3/31/02         10.69         0.08           0.15           0.23        (0.04)       (0.28)         (0.32)
3/31/03         10.60         0.09          (2.85)         (2.76)       (0.02)       (0.04)         (0.06)
3/31/04          7.78         0.10           2.92           3.02        (0.07)          --          (0.07)

                                             Mid Cap Growth Portfolio Class 2

10/16/00-
3/31/01+       $15.69       $(0.04)        $(3.16)        $(3.20)          --       $(3.16)        $(3.16)
3/31/02          9.33        (0.08)          0.80           0.72           --           --             --
3/31/03         10.05        (0.07)         (2.33)         (2.40)          --           --             --
3/31/04          7.65        (0.09)          4.02           3.93           --           --             --

                                              Mid Cap Value Portfolio Class 2

10/16/00-
3/31/01+       $11.76       $ 0.06         $ 1.32         $ 1.38       $(0.11)      $(0.88)        $(0.99)
3/31/02         12.15         0.09           1.92           2.01        (0.08)       (0.68)         (0.76)
3/31/03         13.40         0.10          (2.73)         (2.63)       (0.02)       (0.16)         (0.18)
3/31/04         10.59         0.08           4.79           4.87        (0.08)       (0.01)         (0.09)

                                                Small Cap Portfolio Class 2

10/16/00-
3/31/01+       $12.39       $   --         $(2.25)        $(2.25)          --       $(2.12)        $(2.12)
3/31/02          8.02        (0.04)          0.36           0.32           --           --             --
3/31/03          8.34        (0.03)         (2.32)         (2.35)          --           --             --
3/31/04          5.99        (0.05)          2.95           2.90           --           --             --

                                                                        RATIO
                                                                       OF NET
              NET                       NET       RATIO OF           INVESTMENT
             ASSET                    ASSETS    EXPENSES TO           INCOME TO
             VALUE                    END OF      AVERAGE              AVERAGE
PERIOD      END OF       TOTAL        PERIOD        NET                  NET         PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)    ASSETS(1)            ASSETS(1)      TURNOVER
----------  ----------------------------------------------------------------------------------
                                    Large Cap Growth Portfolio Class 2
10/16/00-
3/31/01+    $ 8.38      (26.48)%      $ 9,073    1.25%#@                 0.05%#@        40%
3/31/02       7.97       (4.89)        38,180       1.25               (0.19)           43
3/31/03       5.97      (25.09)        41,534       1.25               (0.07)           58
3/31/04       7.82       30.99         71,204       1.25               (0.13)           44
                                  Large Cap Composite Portfolio Class 2
10/16/00-
3/31/01+    $ 9.30      (18.96)%      $ 3,046    1.25%#@                 0.08%#@        64%
3/31/02       9.18       (1.24)        15,204       1.25                   --           64
3/31/03       6.86      (25.13)        16,939       1.25                 0.23           59
3/31/04       9.02       31.58         27,637       1.25                 0.13           78
                                    Large Cap Value Portfolio Class 2
10/16/00-
3/31/01+    $10.69        6.51%       $ 8,396    1.25%#@                 0.84%#@        49%
3/31/02      10.60        2.28         51,550       1.25                 0.72           30
3/31/03       7.78      (26.09)        51,942       1.25                 1.07           32
3/31/04      10.73       38.93         92,112       1.25                 1.04           29
                                     Mid Cap Growth Portfolio Class 2
10/16/00-
3/31/01+    $ 9.33      (24.91)%      $ 7,499       1.30%#++           (0.68)%#++       68%
3/31/02      10.05        7.72         33,843       1.30               (0.86)           70
3/31/03       7.65      (23.88)        32,110       1.30               (0.86)          117
3/31/04      11.58       51.37         69,968       1.30               (0.89)           97
                                     Mid Cap Value Portfolio Class 2
10/16/00-
3/31/01+    $12.15      12.13%        $ 7,358       1.30%#               0.99%#         62%
3/31/02      13.40       17.13         46,746       1.30                 0.69           59
3/31/03      10.59      (19.73)        46,557       1.30                 0.83           61
3/31/04      15.37       46.09         85,682       1.30                 0.53           50
                                       Small Cap Portfolio Class 2
10/16/00-
3/31/01+    $ 8.02      (20.76)%      $ 4,578       1.30%#             (0.08)%#        138%
3/31/02       8.34        3.99         29,363       1.30               (0.45)          101
3/31/03       5.99      (28.18)        28,013       1.30               (0.52)           91
3/31/04       8.89       48.41         62,201       1.30               (0.67)          134

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 # Annualized

  + Inception date of class

 @ The ratios reflect an expense cap of 1.25%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

  ++ The ratios reflect an expense cap of 1.30%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

(1) Net of the following reimbursements (recoupments)(based on average net assets):

                                                                   3/31/01   3/31/02   3/31/03   3/31/04
                                                                   -------   -------   -------   -------
    Large Cap Growth Portfolio..................................    0.19%#    0.04%      0.06%     0.01%
    Large Cap Composite Portfolio...............................    0.62#     0.43       0.49      0.41
    Large Cap Value Portfolio...................................    0.39#     0.06      (0.02)    (0.03)
    Mid Cap Growth Portfolio....................................    0.32%#    0.12       0.13      0.03
    Mid Cap Value Portfolio.....................................    0.34#     0.12      (0.01)    (0.01)
    Small Cap Portfolio.........................................    0.54#     0.26       0.18      0.06

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                     REALIZED &                 DIVIDENDS       DIVIDENDS
            NET ASSET      NET       UNREALIZED                  DECLARED       FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)   TOTAL FROM    FROM NET       REALIZED
PERIOD      BEGINNING     INCOME         ON        INVESTMENT   INVESTMENT       GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*     INVESTMENTS   OPERATIONS     INCOME       INVESTMENTS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------

                                        International Equity Portfolio Class 2

10/16/00-
3/31/01+     $10.77       $ 0.02       $(2.02)       $(2.00)      $   --         $(0.47)         (0.47)
3/31/02        8.30         0.01        (0.91)        (0.90)          --          (0.05)         (0.05)
3/31/03        7.35         0.02        (2.24)        (2.22)       (0.01)            --          (0.01)
3/31/04        5.12         0.03         2.65          2.68        (0.06)            --          (0.06)

                                      Diversified Fixed Income Portfolio Class 2
10/16/00-
3/31/01+     $ 9.99       $ 0.24       $ 0.21        $ 0.45       $(0.57)            --         $(0.57)
3/31/02        9.87         0.40        (0.24)         0.16        (0.28)            --          (0.28)
3/31/03        9.75         0.32         0.65          0.97        (0.04)            --          (0.04)
3/31/04       10.68         0.33         0.19          0.52        (0.25)            --          (0.25)

                                          Cash Management Portfolio Class 2
10/16/00-
3/31/01+     $10.56       $ 0.18       $ 0.07        $ 0.25       $(0.11)            --         $(0.11)
3/31/02       10.70         0.21         0.03          0.24        (0.05)            --          (0.05)
3/31/03       10.89         0.07           --          0.07        (0.14)            --          (0.14)
3/31/04       10.82         0.02           --          0.02        (0.07)            --          (0.07)

                                                             RATIO OF
              NET                  NET                          NET
             ASSET               ASSETS      RATIO OF       INVESTMENT
             VALUE               END OF     EXPENSES TO      INCOME TO
PERIOD      END OF     TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
ENDED       PERIOD    RETURN**   (000'S)   NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  ------------------------------------------------------------------------
                             International Equity Portfolio Class 2
10/16/00-
3/31/01+    $ 8.30     (19.33)%  $ 5,223       1.45%#           0.36%#         26%
3/31/02       7.35     (10.86)    18,895       1.45             0.12           72
3/31/03       5.12     (30.17)    22,167       1.45             0.31           53
3/31/04       7.74      52.53     58,220       1.45             0.45           50
                           Diversified Fixed Income Portfolio Class 2
10/16/00-
3/31/01+    $ 9.87       4.71%   $ 6,655       1.15%#@          5.84%#@        27%
3/31/02       9.75       1.57     48,365       1.15             4.10           44
3/31/03      10.68      10.00    135,818       1.15             3.25           60
3/31/04      10.95       4.97    138,125       1.05             3.01          106
                               Cash Management Portfolio Class 2
10/16/00-
3/31/01+    $10.70       2.40%   $10,424       1.00%#           4.52%#         --
3/31/02      10.89       2.27     34,724       1.00             1.91           --
3/31/03      10.82       0.66     56,597       1.00             0.67           --
3/31/04      10.77       0.22     54,276       0.95             0.18           --

----------------------------------------

   * Calculated based upon average shares outstanding

  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

  # Annualized

   + Inception date of class

  @ The ratios reflect an expense cap of 1.15%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

 (1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                3/31/01     3/31/02      3/31/03       3/31/04
                                                                --------    --------    ----------    ----------
     International Equity Portfolio.........................      1.01%#      0.75%       0.46%         0.30%
     Diversified Fixed Income Portfolio.....................      0.51#       0.10           --         (0.02)
     Cash Management Portfolio..............................      0.80#         --        (0.02)        (0.03)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    DIVIDENDS     DIVIDENDS
            NET ASSET      NET        NET REALIZED                   DECLARED     FROM NET
              VALUE     INVESTMENT    & UNREALIZED    TOTAL FROM     FROM NET     REALIZED
PERIOD      BEGINNING     INCOME     GAIN(LOSS) ON    INVESTMENT    INVESTMENT     GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS      INCOME     INVESTMENTS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------

                                             Focus Growth Portfolio Class 2

10/16/00-
3/31/01+     $ 8.93       $   --         $(1.74)        $(1.74)           --           --             --
3/31/02        7.19        (0.06)         (0.08)         (0.14)           --           --             --
3/31/03        7.05        (0.03)         (1.55)         (1.58)           --           --             --
3/31/04        5.47        (0.06)          2.47           2.41            --           --             --

                                            Focus TechNet Portfolio Class 2

12/29/00-
3/31/01+     $10.00       $(0.01)        $(4.27)        $(4.28)           --           --             --
3/31/02        5.72        (0.09)         (1.22)         (1.31)           --           --             --
3/31/03        4.41        (0.04)         (1.53)         (1.57)           --           --             --
3/31/04        2.84        (0.07)          2.30           2.23            --           --             --

                                       Focus Growth and Income Portfolio Class 2

12/29/00-
3/31/01+     $10.00       $ 0.01         $(1.58)        $(1.57)           --           --             --
3/31/02        8.43        (0.03)         (0.08)         (0.11)           --           --             --
3/31/03        8.32        (0.03)         (1.51)         (1.54)           --           --             --
3/31/04        6.78        (0.03)          2.53           2.50            --           --             --

                                             Focus Value Portfolio Class 2

10/1/01-
3/31/02+     $10.00       $(0.01)        $ 1.80         $ 1.79        $   --       $(0.11)        $(0.11)
3/31/03       11.68         0.07          (2.63)         (2.56)        (0.10)(1)    (0.25)         (0.35)
3/31/04        8.77         0.15           4.19           4.34            --           --             --

                                                                    RATIO OF
              NET                    NET                              NET
             ASSET                 ASSETS        RATIO OF          INVESTMENT
             VALUE                 END OF      EXPENSES TO         INCOME TO
PERIOD      END OF     TOTAL       PERIOD        AVERAGE            AVERAGE        PORTFOLIO
ENDED       PERIOD    RETURN**     (000'S)    NET ASSETS(2)      NET ASSETS(2)     TURNOVER
----------  --------------------------------------------------------------------------------
                                     Focus Growth Portfolio Class 2
10/16/00-
3/31/01+    $ 7.19     (19.48)%    $10,972         1.45%#++           0.06%#++        195%
3/31/02       7.05      (1.95)      33,720         1.45              (0.78)           189
3/31/03       5.47     (22.41)      33,763         1.45              (0.59)           143
3/31/04       7.88      44.06       68,443         1.45              (0.81)            90
                                    Focus TechNet Portfolio Class 2
12/29/00-
3/31/01+    $ 5.72     (42.80)%    $ 5,860         1.65%#++          (0.51)%#++       160%
3/31/02       4.41     (22.90)      12,522         1.65@             (1.22)@          357
3/31/03       2.84     (35.60)      11,585         1.65              (1.46)           253
3/31/04       5.07      78.52       31,718         1.65              (1.55)           183
                               Focus Growth and Income Portfolio Class 2
12/29/00-
3/31/01+    $ 8.43     (15.70)%    $ 6,435         1.45%#++           0.28%#++         71%
3/31/02       8.32      (1.25)      21,393         1.45@             (0.37)@          187
3/31/03       6.78     (18.51)      19,142         1.45              (0.37)           180
3/31/04       9.28      36.87       49,277         1.45              (0.35)            84
                                     Focus Value Portfolio Class 2
10/1/01-
3/31/02+    $11.68      17.90%     $19,589         1.45%#@           (0.27)%#@         81%
3/31/03       8.77     (22.00)      19,105         1.45               0.71            190
3/31/04      13.11      49.49       49,022         1.45               1.34            165

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 # Annualized

  + Inception date of class

  ++ The ratios reflect an expense cap of 1.45%, 1.65%, and 1.45% for the Focus Growth, Focus TechNet and Focus Growth and Income
     Portfolios, respectively, which are net of custody credits of (0.02%), (0.21%), and (0.20%), respectively, or waivers/
     reimbursements if applicable.

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet, Focus Growth and Income and Focus Value Portfolios, respectively, which are net of custody credits of 0.01%.

(1) Includes a tax return of capital of $0.03 per share.

(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                                              3/31/01#   3/31/02   3/31/03   3/31/04
                                                              --------   -------   -------   -------
   Focus Growth Portfolio...................................    0.45%     0.21%     0.19%      0.05%
   Focus TechNet Portfolio..................................    2.16      1.32      1.71       0.52
   Focus Growth and Income Portfolio........................    2.90      1.02      0.68       0.25
   Focus Value Portfolio....................................      --      1.09#     0.73       0.25

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 August 2, 2004
--------------------------------------------------------------------------------

                                     (LOGO)
                              SEASONS SERIES TRUST
                                (CLASS 3 SHARES)

-   MULTI-MANAGED GROWTH PORTFOLIO
-   MULTI-MANAGED MODERATE GROWTH PORTFOLIO
-   MULTI-MANAGED INCOME/EQUITY PORTFOLIO
-   MULTI-MANAGED INCOME PORTFOLIO
-   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
-   FOCUS GROWTH PORTFOLIO
-   FOCUS TECHNET PORTFOLIO
-   FOCUS GROWTH AND INCOME PORTFOLIO
-   FOCUS VALUE PORTFOLIO
-   STOCK PORTFOLIO
-   LARGE CAP GROWTH PORTFOLIO
-   LARGE CAP COMPOSITE PORTFOLIO
-   LARGE CAP VALUE PORTFOLIO
-   MID CAP GROWTH PORTFOLIO
-   MID CAP VALUE PORTFOLIO
-   SMALL CAP PORTFOLIO
-   INTERNATIONAL EQUITY PORTFOLIO
-   DIVERSIFIED FIXED INCOME PORTFOLIO
-   CASH MANAGEMENT PORTFOLIO

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS......................................................      3
           Q&A........................................................      3

EXPENSE SUMMARY.......................................................     30

MORE INFORMATION ABOUT THE PORTFOLIOS.................................     33
           Investment Strategies......................................     33
           Additional Information about the Seasons Portfolios........     33

GLOSSARY..............................................................     40
           Investment Terminology.....................................     40
           About the Indices..........................................     43
           Risk Terminology...........................................     44

MANAGEMENT............................................................     47
           Investment Adviser and Manager.............................     47
           Information about the Subadvisers..........................     48
           Portfolio Management.......................................     51
           Custodian, Transfer and Dividend Paying Agent..............     66

ACCOUNT INFORMATION...................................................     67
           Service Fees...............................................     67
           Transaction Policies.......................................     67
           Dividend Policies and Taxes................................     68

FINANCIAL HIGHLIGHTS..................................................     69

FOR MORE INFORMATION..................................................     72

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Seasons Series Trust (the "Trust") and to provide you with information about the Trust's 19 separate investment series ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 33, and the glossary that follows on page 40.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser and manager ("SunAmerica").

SIX OF THE PORTFOLIOS, MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO, MULTI-MANAGED INCOME PORTFOLIO, ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO AND STOCK PORTFOLIO, WHICH WE CALL THE "SEASONS PORTFOLIOS" ARE AVAILABLE ONLY THROUGH THE SELECTION OF ONE OF FOUR VARIABLE INVESTMENT "STRATEGIES" DESCRIBED IN THE VARIABLE CONTRACTS PROSPECTUS. YOU SHOULD BE AWARE THAT IF YOU SELECT A "STRATEGY" YOU WILL NOT INVEST DIRECTLY IN ONE OF THE PORTFOLIOS. INSTEAD, EACH STRATEGY INVESTS IN THREE OF THE SIX SEASONS PORTFOLIOS AND THE ALLOCATION OF ASSETS AMONG THE PORTFOLIOS WILL VARY DEPENDING ON THE OBJECTIVE OF THE STRATEGY.

THIRTEEN OF THE PORTFOLIOS, WHICH WE WILL CALL THE "SEASONS SELECT PORTFOLIOS" AND THE "SEASONS FOCUSED PORTFOLIOS," ARE AVAILABLE AS VARIABLE INVESTMENT OPTIONS UNDER VARIABLE CONTRACTS OFFERED BY THE LIFE INSURANCE COMPANIES.

                                     Q&A

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

                               SEASONS PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  MULTI-MANAGED GROWTH     long-term growth of       asset allocation through
  PORTFOLIO                capital                   Managed Components
 ----------------------------------------------------------------------------
  MULTI-MANAGED MODERATE   long-term growth of       asset allocation through
  GROWTH PORTFOLIO         capital, with capital     Managed Components
                           preservation as a
                           secondary objective
 ----------------------------------------------------------------------------
  MULTI-MANAGED            conservation of           asset allocation through
  INCOME/EQUITY PORTFOLIO  principal while           Managed Components
                           maintaining some
                           potential for long-term
                           growth of capital
 ----------------------------------------------------------------------------
  MULTI-MANAGED INCOME     capital preservation      asset allocation through
  PORTFOLIO                                          Managed Components
 ----------------------------------------------------------------------------
  ASSET ALLOCATION:        capital appreciation      investment primarily
  DIVERSIFIED GROWTH                                 through a strategic
  PORTFOLIO                                          allocation of
                                                     approximately 80% (with
                                                     a range of 65-95%) of
                                                     its assets in equity
                                                     securities and
                                                     approximately 20% (with
                                                     a range of 5-35%) of its
                                                     assets in fixed income
                                                     securities
 ----------------------------------------------------------------------------
  STOCK PORTFOLIO          long-term capital         under normal
                           appreciation, with a      circumstances, invests
                           secondary objective of    at least 80% of net
                           increasing dividend       assets in common stocks
                           income
 ----------------------------------------------------------------------------

MANAGED COMPONENTS -- the four distinct, actively managed investment components in which all of the assets of the Multi-Managed Seasons Portfolios are invested. The percentage each Multi-Managed Seasons Portfolio allocates to a Managed Component differs based upon the Portfolio's investment objective. See "Managed Components" on page 4.


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.


"NET ASSETS" will take into account any borrowing for investment purposes.

Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolios") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by a separate Manager and each with its own investment strategy. The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The four current Managed Components are AGGRESSIVE GROWTH/ SUNAMERICA, GROWTH/JANUS, BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio. The term "Manager" means either SunAmerica, the investment adviser to the Trust, or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

Although each Multi-Managed Seasons Portfolio has a distinct investment objective and allocates its assets in varying percentages among the Managed Components in furtherance of that objective, the Managed Component(s) are managed in the same general manner regardless of the objective of the Multi-Managed Seasons Portfolios. However, the equity/debt weightings of the BALANCED/SUNAMERICA component under normal market conditions will vary depending on the objective of the Multi-Managed Seasons Portfolios. The following chart shows the allocation of the assets of each Multi-Managed Seasons Portfolio among the Managed Components.

--------------------------------------------------------------------------------------------------
                                        MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------
                                       AGGRESSIVE                               FIXED INCOME
              PORTFOLIO                  GROWTH        GROWTH      BALANCED      COMPONENT/
                                       COMPONENT/    COMPONENT/   COMPONENT/     WELLINGTON
                                       SUNAMERICA      JANUS      SUNAMERICA     MANAGEMENT
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED GROWTH PORTFOLIO            20%           40%          20%            20%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED MODERATE GROWTH
 PORTFOLIO                                 18%           28%          18%            36%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME/EQUITY
 PORTFOLIO                                  0%           18%          28%            54%
--------------------------------------------------------------------------------------------------
 MULTI-MANAGED INCOME PORTFOLIO             0%            8%          17%            75%
--------------------------------------------------------------------------------------------------

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for such Portfolio.

A "GROWTH" PHILOSOPHY -- investing in securities believed to offer the potential for long-term growth of capital -- focuses on securities considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.


A "VALUE" PHILOSOPHY -- investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The following chart shows the investment goal and strategy of each of the Seasons Select Portfolios.

                           SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  LARGE CAP GROWTH         long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a growth
                                                     strategy
 ----------------------------------------------------------------------------
  LARGE CAP COMPOSITE      long-term growth of       under normal
  PORTFOLIO                capital and growth of     circumstances, invests
                           dividend income           at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital or
                                                     dividends
 ----------------------------------------------------------------------------
  LARGE CAP VALUE          long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of large
                                                     companies selected
                                                     through a value strategy
 ----------------------------------------------------------------------------
  MID CAP GROWTH           long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a
                                                     growth strategy
 ----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO  long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of
                                                     medium-sized companies
                                                     selected through a value
                                                     strategy
 ----------------------------------------------------------------------------
  SMALL CAP PORTFOLIO      long-term growth of       under normal
                           capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of small
                                                     companies
 ----------------------------------------------------------------------------

                                         SEASONS SELECT PORTFOLIOS

 ----------------------------------------------------------------------------
                                                       PRINCIPAL INVESTMENT
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  INTERNATIONAL EQUITY     long-term growth of       under normal
  PORTFOLIO                capital                   circumstances, invests
                                                     at least 80% of net
                                                     assets in equity
                                                     securities of issuers in
                                                     at least three countries
                                                     other than the U.S.
 ----------------------------------------------------------------------------
  DIVERSIFIED FIXED        relatively high current   under normal
  INCOME PORTFOLIO         income and secondarily    circumstances, invests
                           capital appreciation      at least 80% of net
                                                     assets in fixed income
                                                     securities, including
                                                     U.S. and foreign
                                                     government securities,
                                                     mortgage-backed
                                                     securities, investment
                                                     grade debt securities,
                                                     and high yield/high risk
                                                     bonds ("junk bonds")
 ----------------------------------------------------------------------------
  CASH MANAGEMENT          high current yield while  invests in a diversified
  PORTFOLIO                preserving capital        selection of money
                                                     market instruments
 ----------------------------------------------------------------------------

Each Seasons Select Portfolio except the CASH MANAGEMENT PORTFOLIO, is managed by multiple Managers, and we call these Portfolios the "Multi-Managed Seasons Select Portfolios." Each Multi-Managed Seasons Select Portfolio offers you access to at least three different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. To balance the risks of an actively managed portfolio, each Multi-Managed Seasons Select Portfolio includes a passively-managed index component, currently managed by AIG Global Investment Corp. ("AIGGIC") that seeks to track a target index or a subset of an index.

A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will invest in up to 10 securities, and each of these Portfolios will hold up to a total of 30 securities. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of securities to achieve its investment goal.

The following chart shows the investment goal and strategy of each of the Seasons Focused Portfolios.

                                         SEASONS FOCUSED PORTFOLIOS

 ----------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL               STRATEGY
 ----------------------------------------------------------------------------
  FOCUS GROWTH PORTFOLIO   long-term growth of       active trading of equity
                           capital                   securities of large-cap
                                                     companies that offer the
                                                     potential for long-term
                                                     growth of capital. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in
                                                     securities of large-cap
                                                     companies.
 ----------------------------------------------------------------------------
  FOCUS TECHNET PORTFOLIO  long-term growth of       active trading of equity
                           capital                   securities of companies
                                                     that demonstrate the
                                                     potential for long-term
                                                     growth of capital and
                                                     that the Managers
                                                     believe will benefit
                                                     significantly from
                                                     technological advances
                                                     or improvements, without
                                                     regard to market
                                                     capitalization. Under
                                                     normal circumstances, at
                                                     least 80% of net assets
                                                     will be invested in such
                                                     securities.
 ----------------------------------------------------------------------------
  FOCUS GROWTH AND INCOME  long-term growth of       active trading of equity
  PORTFOLIO                capital and current       securities selected to
                           income                    achieve a blend of
                                                     growth companies, value
                                                     companies and companies
                                                     that the Managers
                                                     believe have elements of
                                                     growth and value, issued
                                                     by large-cap companies
                                                     including those that
                                                     offer the potential for
                                                     a reasonable level of
                                                     current income. Each
                                                     Manager may emphasize
                                                     either a growth
                                                     orientation or a value
                                                     orientation at any
                                                     particular time.
 ----------------------------------------------------------------------------
  FOCUS VALUE PORTFOLIO    long-term growth of       active trading of equity
                           capital                   securities selected on
                                                     the basis of value
                                                     criteria, without regard
                                                     to market
                                                     capitalization.
 ----------------------------------------------------------------------------

The Seasons Focused Portfolios offer you access to several different professional Managers, one of which may be SunAmerica, and each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

SunAmerica initially allocated the assets of each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio among the Managers for a Portfolio in a manner designed to maximize investment efficiency. SunAmerica allocates new cash from share purchases over redemption requests equally among the Managers, unless SunAmerica determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SunAmerica intends, on a quarterly basis, to review the asset allocation in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio to determine the extent to which the portion of assets managed by a Manager differs from that portion managed by any other Manager of the Portfolio. If SunAmerica determines that the difference is significant, SunAmerica will then re-allocate cash flows among the Managers, differently from the manner described above, in an effort to effect a re-balancing of the Portfolio's asset allocation. In general, SunAmerica will not rebalance or reallocate the existing assets of a Multi-Managed Seasons Select Portfolio or Seasons Focused Portfolio among Managers. However, SunAmerica reserves the right, subject to the review of the Board, to reallocate assets from one Manager to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in any rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Manager to a portion of the Portfolio with a relatively lower total return.

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio. The charts beginning on page 34 also describe various additional risks.

     Risks of Investing in Equity Securities

     The MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, LARGE CAP VALUE, MID CAP GROWTH, MID CAP VALUE, SMALL CAP, INTERNATIONAL EQUITY, FOCUS GROWTH, FOCUS TECHNET, FOCUS GROWTH AND INCOME and FOCUS VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MULTI-MANAGED INCOME/EQUITY PORTFOLIO invests significantly in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.

     Risks of Investing in Growth Stocks

     Growth stocks are historically volatile, which will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET ALLOCATION:
     DIVERSIFIED GROWTH, STOCK, LARGE CAP GROWTH, LARGE CAP COMPOSITE, MID CAP GROWTH, SMALL CAP, FOCUS GROWTH, FOCUS GROWTH AND INCOME and FOCUS TECHNET PORTFOLIOS.

     Risks of Investing in Value Stocks

     The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FOCUS VALUE, LARGE CAP VALUE and MID CAP VALUE PORTFOLIOS.

     Risks of Indexing

     A component of the following portfolios is managed to track the performance of an index: LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO and DIVERSIFIED FIXED INCOME PORTFOLIO. The Manager of such components, AIGGIC, may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

     Risks of Investing in Technology Companies

     The FOCUS TECHNET PORTFOLIO invests at least 80% of net assets in securities of companies that the Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies. This will also affect the Mid Cap Growth Portfolio.

     Risks of Investing in Bonds

     The MULTI-MANAGED INCOME/EQUITY, MULTI-MANAGED INCOME and DIVERSIFIED FIXED INCOME PORTFOLIOS invest primarily in bonds. In addition, the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH and ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIOS each invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

     Risks of Investing in Junk Bonds

     Each of the Portfolios except the STOCK, MID CAP GROWTH and CASH MANAGEMENT PORTFOLIOS may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

     Risks of Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT PORTFOLIO should present the least market risk of any of the Portfolios, you should be aware that an investment in this Portfolio is subject to the risks that the value of its investments in high-quality short-term debt obligations ("money market securities") may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing Internationally

     All Portfolios except the CASH MANAGEMENT PORTFOLIO may invest in foreign securities. The INTERNATIONAL EQUITY PORTFOLIO invests at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

     Risks of Investing in Smaller Companies

     All Portfolios except the DIVERSIFIED FIXED INCOME and CASH MANAGEMENT PORTFOLIOS may invest in equity securities of smaller companies. The SMALL CAP PORTFOLIO invests at least 80% of net assets in equity securities of smaller companies. Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, ASSET
     ALLOCATION: DIVERSIFIED GROWTH and SMALL CAP PORTFOLIOS.

     Risks of Investing in "Non-Diversified" Portfolios

     Each Portfolio except for the ASSET ALLOCATION: DIVERSIFIED GROWTH, STOCK, DIVERSIFIED FIXED INCOME, and CASH MANAGEMENT PORTFOLIOS is "non-diversified," which means that each can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, a Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     Additional Principal Risks

     Finally, shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE SEASONS PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and by comparing each Portfolio's average annual returns with those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         MULTI-MANAGED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2003........................................................    22.73%

During the period shown in the bar chart, the highest return for a quarter was 12.43% (quarter ended 6/30/03) and the lowest return for a quarter was -0.69% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.63%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST      RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR    INCEPTION(5)
----------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio Class 3                          22.73%        18.40%
----------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%        23.29%
----------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%         4.91%
----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        47.25%        41.84%
----------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      24.59%        21.38%
----------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 51% S&P 500(R), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

1998........................................................     25.07%

1999........................................................     41.32%

2000........................................................     -5.39%

2001........................................................    -14.40%

2002........................................................    -13.21%

2003........................................................     18.75%

During the period shown in the bar chart, the highest return for a quarter was 10.24% (quarter ended 6/30/03) and the lowest return for a quarter was -0.10% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.60%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST      RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2002)          ONE YEAR    INCEPTION(5)
----------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio Class 3                 18.75%        15.78%
----------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%        23.29%
----------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%         4.91%
----------------------------------------------------------------------------------------
 Russell 2000(R) Index(3)                                        47.25%        41.84%
----------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      20.41%        18.20%
----------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(4) The Blended Benchmark Index consists of 37.9% S&P 500(R), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(5) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                     MULTI-MANAGED INCOME/EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................    12.07%

During the period shown in the bar chart, the highest return for a quarter was 6.94% (quarter ended 6/30/03) and the lowest return for a quarter was 0.27% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.96%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio Class 3                   12.07%              10.86%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%              23.29%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%               4.91%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                      11.87%              10.91%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 33.4% S&P 500(R), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.
(4) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                         MULTI-MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

1998........................................................    13.58%

1999........................................................     6.99%

2000........................................................     5.71%

2001........................................................     0.66%

2002........................................................     1.59%

2003........................................................     8.73%

During the period shown in the bar chart, the highest return for a quarter was 5.24% (quarter ended 6/30/03) and the lowest return for a quarter was -0.25% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio Class 3                           8.73%            8.74%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%           23.29%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%            4.91%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(3)                                       8.09%            8.01%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Blended Benchmark Index consists of 17.35% S&P 500(R), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.
(4) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

1998........................................................     13.43%

1999........................................................     18.79%

2000........................................................     -4.90%

2001........................................................    -10.97%

2002........................................................    -16.56%

2003........................................................     21.04%

During the period shown in the bar chart, the highest return for a quarter was 13.03% (quarter ended 6/30/03) and the lowest return for a quarter was -4.20% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.99%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(5)
-------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth Portfolio Class 3          21.04%           17.34%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%           23.29%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                          4.10%            4.91%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                                              38.59%           33.02%
-------------------------------------------------------------------------------------------
 Blended Benchmark Index(4)                                      25.41%           21.52%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.
(4) The Blended Benchmark Index consists of 60% S&P 500(R), 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.
(5) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                             FOCUS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

2003........................................................     41.34%

During the period shown in the bar chart, the highest return for a quarter was 17.92% (quarter ended 6/30/03) and the lowest return for a quarter was -1.26% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was -0.38%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST          RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR        INCEPTION(3)
---------------------------------------------------------------------------------------------
 Focus Growth Portfolio Class 3                                  41.34%             32.12%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                 29.75%             -5.03%
---------------------------------------------------------------------------------------------
 S&P 500(R)(2)                                                   28.67%             23.29%
---------------------------------------------------------------------------------------------

(1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth value.
(2) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(3) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                            FOCUS TECHNET PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2001........................................................   -50.40%

2002........................................................   -45.36%

2003........................................................    76.75%

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended 6/30/03) and the lowest return for a quarter was 4.80% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 7.10%.
--------------------------------------------------------------------------------

                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus TechNet Portfolio Class 3*                                76.75%         57.71%
-------------------------------------------------------------------------------------------
 NASDAQ 100(R) Index(1)                                          49.48%         39.43%
-------------------------------------------------------------------------------------------

* Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser for a portion of the Focus TechNet Portfolio. SunAmerica, as investment adviser and manger, monitored that portion of the Portfolio until September 15, 2003, when BAMCO, Inc. was engaged as subadviser to manage such portion of the Portfolio.
(1) The NASDAQ(R) 100 is a widely recognized, unmanaged index of common stocks listed in the NASDAQ market.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                       FOCUS GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2001........................................................   -18.36%

2002........................................................   -17.16%

2003........................................................    35.06%

During the period shown in the bar chart, the highest return for a quarter was 18.88% (quarter ended 6/30/03) and the lowest return for a quarter was -0.30% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

                                                                                  RETURN
                AVERAGE ANNUAL TOTAL RETURNS                      PAST            SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio Class 3                       35.06%          26.89%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%          23.29%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                             FOCUS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------

2002........................................................   -20.88%

2003........................................................    41.78%

During the period shown in the bar chart, the highest return for a quarter was 20.64% (quarter ended 6/30/03) and the lowest return for a quarter was -1.24% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 2.62%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(4)
-------------------------------------------------------------------------------------------
 Focus Value Portfolio Class 3(1)                                41.78%          37.19%
-------------------------------------------------------------------------------------------
 Russell 1000(R) Value Index(2)                                  30.03%          27.04%
-------------------------------------------------------------------------------------------
 Russell 3000(R) Value Index(3)                                  31.14%          27.94%
-------------------------------------------------------------------------------------------

(1) Effective June 16, 2003, J.P. Morgan Investment Management Inc. replaced Thornburg Investment Management, Inc. as manager of a component of the Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(3) The Russell 3000(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.
(4) Inception date for Class 2 shares is November 10, 2002.

--------------------------------------------------------------------------------

                                STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------

1998........................................................    27.24%

1999........................................................    21.51%

2000........................................................    -0.56%

2001........................................................    -9.91%

2002........................................................   -23.11%

2003........................................................    30.61%

During the period shown in the bar chart, the highest return for a quarter was 16.18% (quarter ended 6/30/03) and the lowest return for a quarter was -1.53% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.92%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Stock Portfolio Class 3                                         30.61%            24.45%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%            23.29%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                           LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2000........................................................    -18.49%

2001........................................................    -19.61%

2002........................................................    -25.85%

2003........................................................     26.24%

During the period shown in the bar chart, the highest return for a quarter was 13.76% (quarter ended 6/30/03) and the lowest return for a quarter was -1.65% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.79%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio Class 3                              26.24%            19.07%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Growth Index(1)                                25.66%            18.88%
-------------------------------------------------------------------------------------------

(1) The S&P 500(R)/BARRA Growth Index is unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indices, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                         LARGE CAP COMPOSITE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2000........................................................     -6.87%

2001........................................................    -14.08%

2002........................................................    -23.44%

2003........................................................     26.21%

During the period shown in the bar chart, the highest return for a quarter was 14.14% (quarter ended 6/30/03) and the lowest return for a quarter was -2.97% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 1.91%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio Class 3                           26.21%           20.61%
-------------------------------------------------------------------------------------------
 S&P 500(R)(1)                                                   28.67%           23.29%
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                           LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2000........................................................    13.06%

2001........................................................    -1.21%

2002........................................................   -21.09%

2003........................................................    29.09%

During the period shown in the bar chart, the highest return for a quarter was 17.99% (quarter ended 6/30/03) and the lowest return for a quarter was -5.47% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.13%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Large Cap Value Portfolio Class 3                               29.09%           25.35%
-------------------------------------------------------------------------------------------
 S&P 500(R)/BARRA Value Index(1)                                 31.79%           28.09%
-------------------------------------------------------------------------------------------

(1) The S&P 500(R)/BARRA Value Index is unmanaged and are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios. Like the full S&P indices, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                            MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2000........................................................     -2.53%

2001........................................................    -13.80%

2002........................................................    -23.46%

2003........................................................     43.42%

During the period shown in the bar chart, the highest return for a quarter was 19.87% (quarter ended 6/30/03) and the lowest return for a quarter was -0.26% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 7.36%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio Class 3                                43.42%           35.82%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(1)                               42.71%           37.13%
-------------------------------------------------------------------------------------------

(1) Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                            MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2000........................................................    34.48%
2001........................................................     7.20%
2002........................................................    -8.75%
2003........................................................    29.05%

During the period shown in the bar chart, the highest return for a quarter was 15.39% (quarter ended 6/30/03) and the lowest return for a quarter was -5.95% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 8.73%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio Class 3                                 29.05%         28.70%
-------------------------------------------------------------------------------------------
 Russell Midcap(R) Value Index(1)                                38.07%         36.94%
-------------------------------------------------------------------------------------------

(1) Russell Midcap(R) Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                              SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------
2000........................................................   -12.23%
2001........................................................   -12.24%
2002........................................................   -25.00%
2003........................................................    37.30%

During the period shown in the bar chart, the highest return for a quarter was 20.03% (quarter ended 6/30/03) and the lowest return for a quarter was -3.70% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 3.63%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Small Cap Portfolio Class 3                                     37.30%           32.63%
-------------------------------------------------------------------------------------------
 Russell 2000(R) Index(1)                                        47.25%           41.84%
-------------------------------------------------------------------------------------------

(1) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ---------
2000........................................................   -17.82%
2001........................................................   -24.35%
2002........................................................   -23.82%
2003........................................................    31.56%

During the period shown in the bar chart, the highest return for a quarter was 17.58% (quarter ended 6/30/03) and the lowest return for a quarter was -8.90% (quarter ended 3/31/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 5.73%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 International Equity Portfolio Class 3                          31.56%        26.11%
-------------------------------------------------------------------------------------------
 MSCI EAFE Index(1)                                              38.59%        33.02%
-------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                       DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2003........................................................    3.02%

During the period shown in the bar chart, the highest return for a quarter was 2.72% (quarter ended 6/30/03) and the lowest return for a quarter was -0.64% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was -0.56%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(2)
-------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio Class 3                      3.02%           3.81%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(1)                         4.10%           4.91%
-------------------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.
(2) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                  (BAR CHART)

                                                              (CLASS 3)
                                                              ----------
2000........................................................    5.58%
2001........................................................    3.48%
2002........................................................    0.98%
2003........................................................    0.18%

During the period shown in the bar chart, the highest return for a quarter was 0.09% (quarter ended 3/31/03) and the lowest return for a quarter was 0.00% (quarter ended 9/30/03). As of the most recent calendar quarter ended 6/30/04 the year-to-date return was 0.00%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS                      PAST         RETURN SINCE
     (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2003)          ONE YEAR       INCEPTION(1)
-------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 3                               0.18%           0.18%
-------------------------------------------------------------------------------------------

(1) Inception date for Class 3 shares is November 10, 2002.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 3 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                       MULTI-MANAGED     MULTI-MANAGED
                                                                  MULTI-MANAGED       MODERATE GROWTH    INCOME/EQUITY
                                                                 GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                 ----------------     ---------------    -------------
                                                                     CLASS 3              CLASS 3           CLASS 3
                                                                 ----------------     ---------------    -------------
Management Fees                                                        0.89%               0.85%             0.81%
Distribution/Service (12b-1) Fees                                      0.25%               0.25%             0.25%
Other Expenses                                                         0.26%               0.20%             0.19%
Total Annual Portfolio Operating Expenses                              1.40%               1.30%             1.25%

                                                                                      ASSET ALLOCATION:
                                                                  MULTI-MANAGED          DIVERSIFIED           STOCK
                                                                 INCOME PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO
                                                                 ----------------     -----------------      ---------
                                                                     CLASS 3               CLASS 3            CLASS 3
                                                                 ----------------     ----------------       ---------
Management Fees                                                        0.77%                 0.85%             0.85%
Distribution/Service (12b-1) Fees                                      0.25%                 0.25%             0.25%
Other Expenses                                                         0.20%                 0.19%             0.14%
Total Annual Portfolio Operating Expenses                              1.22%                 1.29%             1.24%

                                                                                         LARGE CAP
                                                                 LARGE CAP GROWTH        COMPOSITE      LARGE CAP VALUE
                                                                   PORTFOLIO(1)        PORTFOLIO(1)        PORTFOLIO
                                                                 ----------------      ------------     ---------------
                                                                     CLASS 3              CLASS 3           CLASS 3
                                                                 ----------------      ------------     ---------------
Management Fees                                                        0.80%               0.80%             0.80%
Distribution/Service (12b-1) Fees                                      0.25%               0.25%             0.25%
Other Expenses                                                         0.36%               0.73%             0.31%
Total Annual Portfolio Operating Expenses                              1.41%               1.78%             1.36%

                                                                  MID CAP GROWTH       MID CAP VALUE       SMALL CAP
                                                                   PORTFOLIO(1)        PORTFOLIO(1)      PORTFOLIO(1)
                                                                  --------------       -------------     ------------
                                                                     CLASS 3              CLASS 3           CLASS 3
                                                                  --------------       -------------     ------------
Management Fees                                                        0.85%               0.85%             0.85%
Distribution/Service (12b-1) Fees                                      0.25%               0.25%             0.25%
Other Expenses                                                         0.36%               0.33%             0.38%
Total Annual Portfolio Operating Expenses                              1.46%               1.43%             1.48%

                                                               INTERNATIONAL EQUITY   DIVERSIFIED FIXED   CASH MANAGEMENT
                                                                   PORTFOLIO(1)       INCOME PORTFOLIO       PORTFOLIO
                                                               --------------------   -----------------   ---------------
                                                                     CLASS 3               CLASS 3            CLASS 3
                                                               --------------------   ----------------    ---------------
Management Fees                                                        1.00%                0.70%              0.55%
Distribution/Service (12b-1) Fees                                      0.25%                0.25%              0.25%
Other Expenses                                                         0.60%                0.19%              0.24%
Total Annual Portfolio Operating Expenses                              1.85%                1.14%              1.04%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                FOCUS GROWTH      FOCUS TECHNET
                                                                PORTFOLIO(1)      PORTFOLIO(1)
                                                                ------------      -------------
                                                                   CLASS 3           CLASS 3
                                                                ------------      -------------
Management Fees                                                     1.00%             1.20%
Distribution/Service (12b-1) Fees                                   0.25%             0.25%
Other Expenses                                                      0.38%             0.82%
Total Annual Portfolio Operating Expenses                           1.63%             2.27%

                                                                FOCUS GROWTH
                                                                 AND INCOME        FOCUS VALUE
                                                                PORTFOLIO(1)      PORTFOLIO(1)
                                                                ------------      ------------
                                                                   CLASS 3           CLASS 3
                                                                ------------      ------------
Management Fees                                                     1.00%             1.00%
Distribution/Service (12b-1) Fees                                   0.25%             0.25%
Other Expenses                                                      0.57%             0.57%
Total Annual Portfolio Operating Expenses                           1.82%             1.82%

------------------------------

(1) The investment adviser, SunAmerica, is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                                               CLASS 3
                                                               -------
Large Cap Growth Portfolio..................................    1.35%
Large Cap Composite Portfolio...............................    1.35%
Mid Cap Growth Portfolio....................................    1.40%
Mid Cap Value Portfolio.....................................    1.40%
Small Cap Portfolio.........................................    1.40%
International Equity Portfolio..............................    1.55%
Focus Growth Portfolio......................................    1.55%
Focus TechNet Portfolio.....................................    1.75%
Focus Growth and Income Portfolio...........................    1.55%
Focus Value Portfolio.......................................    1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
Multi-Managed Growth Portfolio.............................   $143     $443     $  766     $1,680
Multi-Managed Moderate Growth Portfolio....................   $132     $412     $  713     $1,568
Multi-Managed Income/Equity Portfolio......................   $127     $397     $  686     $1,511
Multi-Managed Income Portfolio.............................   $124     $387     $  670     $1,477
Asset Allocation: Diversified Growth Portfolio.............   $131     $409     $  708     $1,556
Stock Portfolio............................................   $126     $393     $  681     $1,500
Large Cap Growth Portfolio*................................   $144     $446     $  771     $1,691
Large Cap Composite Portfolio*.............................   $181     $560     $  964     $2,095
Large Cap Value Portfolio..................................   $138     $431     $  745     $1,635
Mid Cap Growth Portfolio*..................................   $149     $462     $  797     $1,746
Mid Cap Value Portfolio*...................................   $146     $452     $  782     $1,713
Small Cap Portfolio*.......................................   $151     $468     $  808     $1,768
International Equity Portfolio*............................   $188     $582     $1,001     $2,169
Diversified Fixed Income Portfolio.........................   $116     $362     $  628     $1,386
Cash Management Portfolio..................................   $106     $331     $  574     $1,271
Focus Growth Portfolio*....................................   $166     $514     $  887     $1,933
Focus Technet Portfolio*...................................   $230     $709     $1,215     $2,605
Focus Growth and Income Portfolio*.........................   $185     $573     $  985     $2,137
Focus Value Portfolio*.....................................   $185     $573     $  985     $2,137

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the investment adviser, Sun America. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:

                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
Large Cap Growth Portfolio..........................   $137     $428      $739      $1,624
Large Cap Composite Portfolio.......................   $137     $428      $739      $1,624
Mid Cap Growth Portfolio............................   $143     $443      $766      $1,680
Mid Cap Value Portfolio.............................   $143     $443      $766      $1,680
Small Cap Portfolio.................................   $143     $443      $766      $1,680
International Equity Portfolio......................   $158     $490      $845      $1,845
Focus Growth Portfolio..............................   $158     $490      $845      $1,845
Focus Technet Portfolio.............................   $178     $551      $949      $2,062
Focus Growth and Income Portfolio...................   $158     $490      $845      $1,845
Focus Value Portfolio...............................   $158     $490      $845      $1,845

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's and Managed Component's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio or Managed Component through the various Variable Contracts.

The Variable Contracts offer four variable investment "Strategies." You should be aware that if you select a Strategy you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of the six Seasons Portfolios and the allocation of assets among the Portfolios will vary depending on the objective of the Strategy.

ADDITIONAL INFORMATION ABOUT THE SEASONS PORTFOLIOS

Four of the Seasons Portfolios are Multi-Managed Seasons Portfolios, which means that they pursue their investment goals by allocating their assets among three or four Managed Components, as previously indicated in the chart on page 4. If you invest in one of the Multi-Managed Seasons Portfolios, it is important for you to understand how the information in the charts provided below applies specifically to your investment. To summarize the allocation strategy, because the MULTI-MANAGED GROWTH and MULTI-MANAGED MODERATE GROWTH PORTFOLIOS seek long-term growth of capital, each therefore allocates a relatively larger percentage of its assets to the AGGRESSIVE GROWTH/SUNAMERICA and GROWTH/JANUS components than do the other two Multi-Managed Seasons Portfolios. In contrast, the MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS focus on preservation of principal or capital and therefore allocate a relatively larger percentage of their assets to the BALANCED/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT components. The MULTI-MANAGED INCOME/EQUITY and the MULTI-MANAGED INCOME PORTFOLIOS do not allocate any percentage of their assets to the AGGRESSIVE GROWTH/SUNAMERICA component.

You should carefully review the investment objectives and policies of each Multi-Managed Seasons Portfolios to understand how each Managed Component applies to an investment in any of the Multi-Managed Season Portfolios. For example, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO, you should be aware that this Portfolio distributes its assets among the GROWTH/JANUS component, the BALANCED/SUNAMERICA component and the FIXED INCOME/WELLINGTON MANAGEMENT component in a ratio of 8%/17%/75%. Also, if you select a Strategy that invests heavily in the MULTI-MANAGED INCOME PORTFOLIO you should be aware that this Portfolio invests three quarters of its assets in the FIXED INCOME/WELLINGTON MANAGEMENT component. So, when reviewing the charts provided below, please keep in mind how the investment strategies and risks of each of the Managed Components applies to your investment.

--------------------------------------------------------------------------------------------------------------------------
MANAGED COMPONENTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FIXED INCOME
                             AGGRESSIVE GROWTH             GROWTH                  BALANCED               COMPONENT/
                                COMPONENT/               COMPONENT/               COMPONENT/              WELLINGTON
                                SUNAMERICA                  JANUS                 SUNAMERICA              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
 What are the              - Equity securities,     - Equity securities      - Equity securities:    - U.S. and foreign
 Portfolio's/ Managed        including those of     selected for their         -large-cap stocks     fixed income
 Component's principal       lesser known or high     growth potential:        -mid-cap stocks         securities of
 investments?                growth companies or      -large-cap stocks      - Investment grade        varying maturities
                             industries, such as      -mid-cap stocks        fixed income              and risk/return
                             technology,              -small-cap stocks        securities              characteristics (at
                             telecommunications,                             - 70%/30% neutral         least 80%
                             media, healthcare,                                equity/debt             investment grade
                             energy and consumer                               weighting for           securities and at
                             cyclicals:                                        Multi-Managed           least 80% U.S.
                             -small-cap stocks                                 Growth and Moderate     dollar denominated
                                                                               Growth Portfolios       securities)
                                                                               (actual weighting     - U.S. government
                                                                               may differ)             securities
                                                                             - 50%/50% neutral       - Asset-backed and
                                                                               equity/debt             mortgage-backed
                                                                               weighting for           securities
                                                                               Multi-Managed         - When-issued and
                                                                               Income/Equity and       delayed-delivery
                                                                               Income Portfolios       securities
                                                                               (actual weighting
                                                                               may differ)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Mid-cap stocks -       - Junk bonds (up to      - Small-cap stocks      - Junk bonds (up to
 investments may the       Large- cap stocks        35%)                      (up to 20%)            20%)
 Portfolio/Managed         - Short-term             - Short-term             - Short-term            - Short-term
 Component significantly   investments              investments              investments             investments (up to
 invest in?                 (up to 25%)              (up to 25%)              (up to 25%)            20%)
                           - Illiquid securities    - Illiquid securities    - Foreign securities    - Foreign securities
                            (up to 15% of net        (up to 15% of net        (up to 25%)            (up to 20%
                           assets)                  assets)                  - ADRs/EDRs/GDRs        denominated in
                           - Options                                         - Emerging markets      foreign currencies;
                                                                             - PFICs                 up to 100%
                                                                             - Illiquid securities   denominated in U.S.
                                                                              (up to 15% of net      dollars)
                                                                               assets)               - Illiquid securities
                                                                             - Junk bonds (up to     (up to 15% of net
                                                                               15%)                    assets)
--------------------------------------------------------------------------------------------------------------------------
 What other types of       - Investment grade       - Investment grade       - U.S. government       - Currency
 investments may the       fixed income             fixed income             securities              transactions
 Portfolio/Managed         securities               securities               - Asset-backed and      - Currency baskets
 Component use as part     - U.S. government        - U.S. government        mortgage- backed        - PFICs
 of efficient portfolio    securities               securities                 securities            - Options and futures
 management or to          - Asset-backed and       - Asset-backed and       - Options and futures   - Special situations
 enhance return?           mortgage-backed          mortgage-backed          - Special situations    - Securities lending
                           securities               securities               - Currency              - Forward foreign
                           - Foreign securities     - Foreign securities     transactions            currency exchange
                           - ADRs/EDRs/GDRs         - ADRs/EDRs/GDRs         - Currency baskets      contracts
                           - Passive Foreign        - Currency               - Securities lending    - U.S. Treasury
                             Investment Companies   transactions                                     inflation protection
                           (PFICs)                  - Currency baskets                               securities
                           - Options and futures    - Emerging markets                               - Roll transactions
                           - Special situations     - PFICs                                          - Total return swaps
                           - Securities lending     - Options and futures                            (up to 10%)
                                                    - Special situations                             - Short sales
--------------------------------------------------------------------------------------------------------------------------
 What risks normally       - Active trading         - Active trading         - Credit quality        - Active trading
 affect the                - Derivatives            - Credit quality         - Derivatives           - Credit quality
 Portfolio/Managed         - Emerging markets       - Derivatives            - Emerging markets      - Currency volatility
 Component?                - Foreign exposure       - Emerging markets       - Foreign exposure      - Derivatives
                           - Growth stocks          - Foreign exposure       - Hedging               - Emerging markets
                           - Hedging                - Growth stocks          - Illiquidity           - Foreign exposure
                           - Illiquidity            - Hedging                - Interest rate         - Hedging
                           - Market volatility      - Illiquidity            fluctuations            - Illiquidity
                           - Non-diversified        - Junk bonds             - Market volatility     - Interest rate
                           status                   - Market volatility      - Non-diversified       fluctuations
                           - Prepayment             - Non-diversified        status                  - Junk bonds
                           - Securities selection   status                   - Prepayment            - Market volatility
                           - Small and medium       - Prepayment             - Securities            - Non-diversified
                           sized companies          - Securities selection   selection               status
                                                    - Small and medium       - Small and medium      - Prepayment
                                                    sized companies            sized companies       - Securities
                                                                                                     selection
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION:
                                     DIVERSIFIED GROWTH PORTFOLIO                      STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's/     - Strategic allocation of approximately     - Common stocks (at least 80% of net
 Managed Component's           80% (with a range of 65-95%) of total       assets)
 principal investments?        assets to equity securities:
                               -large-cap stocks
                               -mid-cap stocks
                               -small-cap stocks
                               - Strategic allocation of approximately
                               20% (with a range of 5-35%) of assets to
                                 fixed income securities
                               - Foreign securities (up to 60%)
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Junk bonds (up to 20%)                    - Short-term investments (up to 20%)
 investments may the           - Short-term investments (up to 20%)        - Foreign securities (up to 30%)
 Portfolio/Managed Component   - Illiquid securities (up to 15% of net     - Illiquid securities (up to 15% of net
 significantly invest in?      assets)                                     assets)
                                                                           - ADRs/EDRs/GDRs
--------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed income             - Mid-cap stocks
 investments may the           securities                                  - Investment grade fixed income
 Portfolio/Managed Component   - U.S. government securities                securities
 use as part of efficient      - Asset-backed and mortgage-backed          - U.S. government securities
 portfolio management or to    securities                                  - Asset-backed and mortgage-backed
 enhance return?               - Currency transactions                     securities
                               - Currency baskets                          - Currency transactions
                               - Emerging markets                          - Currency baskets
                               - PFICs                                     - Emerging markets
                               - Options and futures                       - PFICs
                               - Special situations - Securities lending   - REITs
                               - Hybrid instruments (up to 10%)            - Options and futures
                                                                           - Special situations
                                                                           - Convertible securities and warrants
                                                                           - Exchange Traded Funds (ETFs)
                                                                           - Hybrid instruments (up to 10%)
                                                                           - Securities lending
--------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading                            - Active trading
 the Portfolio/Managed         - Credit quality                            - Credit quality
 Component?                    - Derivatives                               - Derivatives
                               - Emerging markets                          - Emerging markets
                               - Foreign exposure                          - Foreign exposure
                               - Growth stocks                             - Growth stocks
                               - Hedging                                   - Hedging
                               - Illiquidity                               - Illiquidity
                               - Interest rate fluctuations                - Interest rate fluctuations
                               - Junk bonds                                - Market volatility
                               - Market volatility                         - Prepayment
                               - Prepayment                                - Securities selection
                               - Securities selection                      - Small and medium sized companies
                               - Small and medium sized companies
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                       LARGE CAP                     LARGE CAP                      LARGE CAP
                                    GROWTH PORTFOLIO            COMPOSITE PORTFOLIO              VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of large
 principal investments?        large companies (at least     large companies (at least       companies (at least 80% of
                                 80% of net assets)            80% of net assets) that       net assets) selected
                                 selected through a growth     offer the potential for       through a value strategy
                                 strategy                      long-term growth of
                                                               capital or dividends
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Mid-cap stocks              - Mid-cap stocks              - Mid-cap stocks
 investments may the           - Junk bonds (up to 20%)      - Junk bonds (up to 15%)      - Short-term investments (up
 Portfolio significantly       - Short-term investments      - Short-term investments      to 20%)
 invest in?                    (up to 20%)                   (up to 20%)                   - Foreign securities (up to
                               - Foreign securities          - Foreign securities (up to   30%)
                               - Emerging markets            30%)                          - ADRs/EDRs/GDRs
                               - ADRs/EDRs/GDRs              - ADRs/EDRs/GDRs              - PFICs
                               - PFICs                       - Illiquid securities (up     - Illiquid securities (up to
                               - Illiquid securities (up     to 15% of net assets)         15% of net assets)
                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Small-cap stocks            - Small-cap stocks            - Small-cap stocks
 investments may the           - Investment grade fixed      - Investment grade fixed      - Junk bonds (up to 10%)
 Portfolio use as part of      income securities             income securities             - REITs
 efficient portfolio           - U.S. government             - U.S. government             - Currency transactions
 management or to enhance      securities                    securities                    - Currency baskets
 return?                       - Asset-backed and            - Asset-backed and            - Emerging markets
                               mortgage-backed securities    mortgage- backed securities   - Options and futures
                               - REITs                       - PFICs                       - Hybrid instruments (up to
                               - Currency transactions       - REITs                       10%)
                               - Currency baskets            - Currency transactions       - Interest rate swaps,
                               - Custodial receipts and      - Currency baskets            mortgage swaps, caps, floors
                               trust certificates            - Emerging markets            and collars
                               - Options and futures         - Options and futures         - Convertible securities and
                               - Options on foreign          - Hybrid instruments (up to     warrants
                               currency                        10%)                        - ETFs
                               - Options on securities and   - Interest rate swaps,        - Securities lending
                               securities indices            mortgage swaps, caps,         - Investment grade fixed
                               - Hybrid instruments (up to     floors and collars          income securities
                                 10%):                       - Special situations          - U.S. government securities
                                - SPDRs                      - Convertible securities      - Asset-backed and mortgage-
                                - iShares                    and warrants                    backed securities
                               - Interest rate caps,         - ETFs                        - Special situations
                               floors and collars            - Securities lending
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Credit quality              - Credit quality
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Growth stocks               - Growth stocks               - Hedging
                               - Hedging                     - Hedging                     - Illiquidity
                               - Illiquidity                 - Illiquidity                 - Indexing
                               - Indexing                    - Indexing                    - Interest rate fluctuations
                               - Interest rate               - Interest rate               - Junk bonds
                               fluctuations                  fluctuations                  - Market volatility
                               - Junk bonds                  - Junk bonds                  - Non-diversified status
                               - Market volatility           - Market volatility           - Prepayment
                               - Non-diversified status      - Non-diversified status      - Securities selection
                               - Prepayment                  - Prepayment                  - Small and medium sized
                               - Securities selection        - Securities selection          companies
                               - Small and medium sized      - Small and medium sized      - Value investing
                                 companies                     companies
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                        MID CAP                       MID CAP                       SMALL CAP
                                    GROWTH PORTFOLIO              VALUE PORTFOLIO                   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities of        - Equity securities of        - Equity securities of small
 principal investments?        medium- sized companies (at   medium- sized companies (at     companies (at least 80% of
                                 least 80% of net assets)      least 80% of net assets)      net assets)
                                 selected through a growth     selected through a value
                                 strategy                      strategy
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Large-cap stocks            - Active trading
 investments may the           - Small-cap stocks            - Small-cap stocks            - Junk bonds (up to 20%)
 Portfolio significantly       - Short-term investments      - Junk bonds (up to 20%)      - Short-term investments (up
 invest in?                    (up to 20%)                   - Short-term investments      to 20%)
                               - Foreign securities (up to   (up to 20%)                   - Foreign securities (up to
                               30%)                          - Foreign securities (up to   30%)
                               - ADRs/EDRs/GDRs              30%)                          - ADRs/EDRs/GDRs
                               - PFICs                       - ADRs/EDRs/GDRs              - PFICs
                               - Illiquid securities (up     - Special situations          - Illiquid securities (up to
                               to 15% of net assets)         - PFICs                       15% of net assets)
                                                             - Illiquid securities (up     - Options and futures
                                                             to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Investment grade fixed      - Large-cap stocks
 investments may the           income securities             income securities             - Mid-cap stocks
 Portfolio use as part of      - U.S. government             - U.S. government             - Investment grade fixed
 efficient portfolio           securities                    securities                    income securities
 management or to enhance      - Asset-backed and            - Asset-backed and            - U.S. government securities
 return?                       mortgage- backed securities   mortgage- backed securities   - Asset-backed and mortgage-
                               - REITs                       - REITs                       backed securities
                               - Currency transactions       - Currency transactions       - REITs
                               - Currency baskets            - Currency baskets            - Emerging markets
                               - Emerging markets            - Custodial receipts and      - Hybrid instruments (up to
                               - Options and futures         trust certificates            10%)
                               - Hybrid instruments (up to   - Emerging markets            - Interest rate swaps,
                               10%)                          - Options and futures         mortgage swaps, caps, floors
                               - Interest rate swaps,        - Options on foreign          and collars
                               mortgage swaps, caps,         currencies                    - Special situations
                               floors and collars            - Options on securities and   - Securities lending
                               - Convertible securities      securities indices            - ETFs
                               and warrants                  - Hybrid instruments (up to
                               - ETFs                        10%):
                               - Securities lending           - SPDRs
                               - Special situations           - iShares
                                                             - Interest rate caps,
                                                             floors and collars
                                                             - Securities lending
                                                             - ETFs
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Active trading
 the Portfolio?                - Credit quality              - Credit quality              - Credit quality
                               - Derivatives                 - Derivatives                 - Derivatives
                               - Emerging markets            - Emerging markets            - Emerging markets
                               - Foreign exposure            - Foreign exposure            - Foreign exposure
                               - Growth stocks               - Hedging                     - Growth stocks
                               - Hedging                     - Illiquidity                 - Hedging
                               - Illiquidity                 - Indexing                    - Junk bonds
                               - Indexing                    - Interest rate               - Illiquidity
                               - Interest rate               fluctuations                  - Indexing
                               fluctuations                  - Junk bonds                  - Interest rate fluctuations
                               - Market volatility           - Market volatility           - Market volatility
                               - Non-diversified status      - Non-diversified status      - Non-diversified status
                               - Prepayment                  - Prepayment                  - Prepayment
                               - Securities selection        - Securities selection        - Securities selection
                               - Small and medium sized      - Small and medium sized      - Small and medium sized
                               companies                     companies                     companies
                               - Technology sector           - Value investing
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL EQUITY           DIVERSIFIED FIXED               CASH MANAGEMENT
                                       PORTFOLIO                  INCOME PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's      - Equity securities (at       - Fixed income securities     - A diversified selection of
 principal investments?        least 80% of net assets) of   (at least 80% of net            money market instruments
                                 issuers in at least three     assets) including U.S.
                                 countries other than the      and foreign government
                                 U.S.                          securities ("Net assets"
                                                               will take into account
                                                               any borrowings for
                                                               investment purposes)
                                                             - Mortgage-backed
                                                             securities
                                                             - Investment grade fixed
                                                               income securities
                                                             - Foreign securities (up to
                                                               30%)
                                                             - Junk bonds (up to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Large-cap stocks            - Asset-backed and            - Investment grade fixed
 investments may the           - Mid-cap stocks              mortgage- backed securities   income securities
 Portfolio significantly       - Small-cap stocks            - ADRs/EDRs/GDRs              - U.S. government securities
 invest in?                    - Junk bonds (up to 20%)      - PFICs                       - Illiquid securities (up to
                               - Short-term investments      - Illiquid securities (up     10% of net assets)
                               (up to 20%)                   to 15% of net assets)
                               - ADRs/EDRs/GDRs              - Short-term investments
                               - PFICs                       (up to 20%)
                               - Foreign securities          - ETFs
                               - Emerging markets
                               - Illiquid securities (up
                               to 15% of net assets)
-----------------------------------------------------------------------------------------------------------------------
 What other types of           - Investment grade fixed      - Currency transactions       - Asset-backed and mortgage-
 investments may the             income securities           - Currency baskets            backed securities
 Portfolio use as part of      - U.S. government             - Emerging markets
 efficient portfolio           securities                    - Options and futures
 management or to enhance      - Asset-backed and            - Hybrid instruments (up to
 return?                       mortgage- backed securities   10%)
                               - REITs                       - Interest rate swaps,
                               - Currency transactions       mortgage swaps, caps,
                               - Currency baskets            floors and collars
                               - Custodial receipts and      - Special situations
                               trust certificate             - Securities lending
                               - Options and futures
                               - Options of foreign
                               currencies
                               - Options on securities and
                                 securities indices
                               - Hybrid instruments (up to
                                 10%):
                                -- SPDRs
                                -- iShares
                               - Interest rate caps,
                               floors and collars
                               - Special situations
                               - Securities lending
                               - ETFs
                               - Unseasoned companies
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect    - Active trading              - Active trading              - Credit quality
 the Portfolio?                - Credit quality              - Credit quality              - Interest rate fluctuations
                               - Derivatives                 - Derivatives                 - Market volatility
                               - Emerging markets            - Emerging markets            - Securities selection
                               - Foreign exposure            - Foreign exposure
                               - Hedging                     - Hedging
                               - Illiquidity                 - Illiquidity
                               - Indexing                    - Indexing
                               - Interest rate               - Interest rate
                               fluctuations                  fluctuations
                               - Junk bonds                  - Junk bonds
                               - Market volatility           - Market volatility
                               - Non-diversified status      - Prepayment
                               - Prepayment                  - Securities selection
                               - Securities selection
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                             FOCUS GROWTH             FOCUS TECHNET          FOCUS GROWTH AND            FOCUS VALUE
                               PORTFOLIO                PORTFOLIO            INCOME PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 What are the            - Equity securities of   - Equity securities      - Equity securities of   - Equity securities:
 Portfolio's principal   large cap companies      (at least 80% of net     large cap companies:     -large-cap stocks
 investments?            (at least 80% of net     assets will be           -convertible             -mid-cap stocks
                         assets)                  invested in technology   securities               -small-cap stocks
                         -large-cap stocks        companies)               -warrants                -convertible
                         -mid-cap stocks          -large-cap stocks        -rights                  securities
                         -small-cap stocks        -mid-cap stocks          - Preferred stocks       -warrants
                         -convertible             -small-cap stocks                                 -rights
                         securities               -convertible                                      - Preferred stocks
                         -warrants                securities
                         -rights                  -warrants
                                                  -rights
                                                  - Preferred stocks
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Preferred stocks       - Foreign securities     - Mid-cap stocks         - Foreign securities
 investments may the     - Illiquid securities    - Illiquid securities    - Small-cap stocks       - Illiquid securities
 Portfolio               (up to 15% of net        (up to 15% of net        - Foreign securities     (up to 15% of net
 significantly invest      assets)                  assets)                - Illiquid securities    assets)
 in?                     - Junk bonds (up to      - Junk bonds (up to      (up to 15% of net        - Junk bonds (up to
                           20%)                     20%)                     assets)                  20%)
                                                                           - Junk bonds (up to      - Forward foreign
                                                                             20%)                     currency exchange
                                                                                                      contracts
                                                                                                    - ETFs
                                                                                                    - REITs
                                                                                                    - ADRs/EDRs/GDRs
                                                                                                    - PFICs
                                                                                                    - Investment companies
--------------------------------------------------------------------------------------------------------------------------
 What other types of     - Short-term             - Short-term             - Short-term             - Short-term
 investments may the     investments (up to       investments (up to         investments (up to     investments (up to
 Portfolio use as part     20%)                     20%)                   25%)                       25%)
 of efficient            - Defensive              - Defensive              - Defensive              - Defensive
 portfolio management    instruments              instruments              instruments              instruments
 or to enhance return?   - Options and futures    - Options and futures    - Options and futures    - Options and futures
                         - Special situations     - Special situations     - Special situations     - Special situations
                         - Currency               - Currency               - Currency               - Securities lending
                         transactions             transactions             transactions             - Currency
                         - ETFs                   - Fixed-income           - Fixed-income           transactions
                         - Fixed-income           securities                 securities             - Hybrid instruments
                         securities               - Securities lending     - Securities lending       (up to 10%)
                         - Hybrid instruments     - Hybrid instruments     - Hybrid instruments     - Fixed income
                           (up to 10%)              (up to 10%)            (up to 10%)                securities
                         - REITs                                           - Forward foreign
                         - Securities lending                                currency exchange
                         - Forward foreign                                   contracts
                           currency exchange
                           contracts
--------------------------------------------------------------------------------------------------------------------------
 What risks normally     - Active trading         - Active trading         - Active trading         - Active trading
 affect the Portfolio?   - Credit quality         - Credit quality         - Credit quality         - Derivatives
                         - Derivatives            - Derivatives            - Derivatives            - Foreign exposure
                         - Foreign exposure       - Emerging markets       - Foreign exposure       - Growth stocks
                         - Growth stocks          - Foreign exposure       - Growth stocks          - Hedging
                         - Hedging                - Growth stocks          - Hedging                - Junk bonds
                         - Interest rate          - Hedging                - Interest rate          - Market volatility
                         fluctuations             - Interest rate            fluctuations           - Non-diversified
                         - Junk bonds             fluctuations             - Junk bonds             status
                         - Market volatility      - Junk bonds             - Market volatility      - Securities selection
                         - Non-diversified        - Market volatility      - Non-diversified        - Small and medium
                         status                   - Non-diversified        status                   sized companies
                         - Securities selection   status                   - Securities selection   - Value investing
                         - Small and medium       - Securities selection   - Small and medium
                           sized companies        - Small and medium         sized companies
                                                    sized companies
                                                  - Technology sector
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

         Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

     - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

     - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

     - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

     - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

     - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

     - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

     - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

     - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

     - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

Certain Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the Subadvisers for the Portfolios, manages the investments for certain Portfolios or portions of Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio.

SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $40.2 billion as of March 31, 2004. SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

In addition to serving as the investment adviser and manager to the Trust and each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the CASH MANAGEMENT PORTFOLIO, the AGGRESSIVE GROWTH/SUNAMERICA and BALANCED/SUNAMERICA components of the Multi-Managed Seasons Portfolios, and portions of the LARGE CAP COMPOSITE, SMALL CAP, DIVERSIFIED FIXED INCOME AND FOCUS TECHNET PORTFOLIOS.

For the fiscal year ended March 31, 2004 each Seasons Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Multi-Managed Growth Portfolio.......................            0.89%
Multi-Managed Moderate Growth Portfolio..............            0.85%
Multi-Managed Income/Equity Portfolio................            0.81%
Multi-Managed Income Portfolio.......................            0.77%
Asset Allocation: Diversified Growth Portfolio.......            0.85%
Stock Portfolio......................................            0.85%

For the fiscal year ended March 31, 2004, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Large Cap Growth Portfolio...........................            0.80%
Large Cap Composite Portfolio........................            0.80%
Large Cap Value Portfolio............................            0.80%
Mid Cap Growth Portfolio.............................            0.85%
Mid Cap Value Portfolio..............................            0.85%
Small Cap Portfolio..................................            0.85%
International Equity Portfolio.......................            1.00%
Diversified Fixed Income Portfolio...................            0.70%
Cash Management Portfolio............................            0.55%

For the fiscal year ended March 31, 2004, each Seasons Focused Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                        FEE
---------                                                        ---
Focus Growth Portfolio...............................            1.00%
Focus TechNet Portfolio..............................            1.20%
Focus Growth and Income Portfolio....................            1.00%
Focus Value Portfolio................................            1.00%

SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG") and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international investment adviser companies (including AIGGIC), which provide advice, investment products and asset management services to clients around the world. As of March 31, 2004, AIGGIG managed approximately $421 billion, of which approximately $359 billion relates to AIG affiliates and $62 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 175 Water Street, New York, New York 10038.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. American Century is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of March 31, 2004, American Century had approximately $90.7 billion in assets under management.

BAMCO, INC. BAMCO is a New York corporation, located at 767 5(th) Avenue, 49(th) Floor, New York, New York 10153. As of March 31, 2004, BAMCO had approximately $7.3 billion in assets under management.

FRED ALGER MANAGEMENT, INC. Alger is a New York corporation wholly owned by its principals and located at 111 Fifth Avenue, New York, NY 10003. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of March 31, 2004, Alger had approximately $11.5 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM registered as an investment adviser in 1990. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of March 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs & Co. ("Goldman Sachs"), had approximately $400 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL. GSAM-International, a business unit of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of March 31, 2004, GSAM-International, along with other units of Goldman Sachs, had approximately $400 billion in assets under management.

HARRIS ASSOCIATES L.P. Harris Associates is a wholly owned subsidiary of CDC IXIS Asset Management, a leading French institutional management company, and is located at Two North LaSalle Street, Chicago, Illinois 60602. Harris manages money in two distinct business segments: separate accounts and is the investment adviser to the Oakmark Mutual Funds. As of March 31, 2004, Harris Associates had approximately $50.6 billion in assets under management.

JANUS CAPITAL MANAGEMENT LLC. Janus is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus serves as investment adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 31, 2004, Janus' parent company, Janus Capital Group, Inc., had approximately $145 billion in assets under management.

J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is a Delaware corporation and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2004, J.P. Morgan, together with its affiliated companies, had approximately $584 billion in assets under management.

LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager for over 70 years. Lord Abbett provides similar services to over 40 mutual fund portfolios having various investment objectives and also advises other investment clients. As of March 31, 2004, Lord Abbett had approximately $77 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, Colorado 80202. Marsico provides investment management services to various mutual funds, institutional accounts and private accounts. As of March 31, 2004, Marsico had approximately $33.2 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, L.L.C. Putnam is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2004, Putnam had approximately $226.6 billion in assets under management.

RCM CAPITAL MANAGEMENT LLC. RCM Capital is located at Four Embarcadero Center, San Francisco, California 94111, and is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization. In turn, Dresdner Bank AG is owned by Allianz AG, an international financial services organization. As of March 31, 2004, RCM Capital had approximately $30 billion in assets under management.

SALOMON BROTHERS ASSET MANAGEMENT INC Salomon Brothers is located at 399 Park Avenue, New York, New York 10022, and is a subsidiary of Citigroup, Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of March 31, 2004, Salomon Brothers had approximately $74.2 billion in assets under management.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2004, T. Rowe Price had approximately $201 billion in assets under management.

THIRD AVENUE MANAGEMENT LLC. Third Avenue is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2004, Third Avenue had approximately $8.16 billion in assets under management.

THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of March 31, 2004, Thornburg had approximately $9.4 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. Wellington Management is a Massachusetts limited liability partnership. The principal offices of Wellington Management are located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of March 31, 2004, Wellington had approximately $416 billion in assets under management.

PORTFOLIO MANAGEMENT

The management of each Portfolio and Managed Component is summarized in the following tables.

--------------------------------------------------------------------------------------------
SEASONS PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Multi-Managed Growth Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Moderate Growth Portfolio        - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Aggressive Growth/SunAmerica
                                                component and Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income/Equity Portfolio          - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Multi-Managed Income Portfolio                 - Janus
                                                 (through Growth/Janus component)
                                                - SunAmerica
                                                 (through Balanced/SunAmerica component)
                                                - Wellington Management
                                                 (through Fixed Income/Wellington Management
                                                component)
--------------------------------------------------------------------------------------------
 Asset Allocation: Diversified Growth           - Putnam
 Portfolio
--------------------------------------------------------------------------------------------
 Stock Portfolio                                - T. Rowe Price
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS SELECT PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio                     - AIGGIC
                                                - GSAM
                                                - Janus
--------------------------------------------------------------------------------------------
 Large Cap Composite Portfolio                  - AIGGIC
                                                - SunAmerica
                                                - T. Rowe Price
--------------------------------------------------------------------------------------------
 Large Cap Value Portfolio                      - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                       - AIGGIC
                                                - T. Rowe Price
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        - AIGGIC
                                                - GSAM
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Small Cap Portfolio                            - AIGGIC
                                                - Lord Abbett
                                                - SunAmerica
--------------------------------------------------------------------------------------------
 International Equity Portfolio                 - AIGGIC
                                                - GSAM-International
                                                - Lord Abbett
--------------------------------------------------------------------------------------------
 Diversified Fixed Income Portfolio             - AIGGIC
                                                - SunAmerica
                                                - Wellington Management
--------------------------------------------------------------------------------------------
 Cash Management Portfolio                      - SunAmerica
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SEASONS FOCUSED PORTFOLIOS
--------------------------------------------------------------------------------------------
                                                   PORTFOLIO MANAGEMENT ALLOCATED AMONG
                  PORTFOLIO                               THE FOLLOWING MANAGERS
--------------------------------------------------------------------------------------------
 Focus Growth Portfolio                         - Alger
                                                - Salomon Brothers
                                                - Marsico
--------------------------------------------------------------------------------------------
 Focus TechNet Portfolio                        - RCM Capital
                                                - SunAmerica
                                                - BAMCO
--------------------------------------------------------------------------------------------
 Focus Growth and Income Portfolio              - Harris Associates
                                                - Marsico
                                                - Thornburg
--------------------------------------------------------------------------------------------
 Focus Value Portfolio                          - American Century
                                                - Third Avenue
                                                - J.P. Morgan
--------------------------------------------------------------------------------------------

The primary investment manager(s) and/or the management team(s) for each Portfolio and Managed Component is set forth in the following tables.

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Aggressive Growth/       SunAmerica     - Brian P. Clifford            Mr. Clifford joined
 SunAmerica component                     Vice President and Portfolio  SunAmerica in February 1998
 (Multi-Managed                          Manager                        as a portfolio manager and
 Seasons Portfolios)                                                    was named Vice President in
                                                                        October 1999. From 1995
                                                                        until he joined SunAmerica,
                                                                        Mr. Clifford was a
                                                                        portfolio manager with
                                                                        Morgan Stanley Dean Witter.
---------------------------------------------------------------------------------------------------
 Balanced/ SunAmerica     SunAmerica     - Francis D. Gannon            Mr. Gannon has been a
 component (Multi-                        Senior Vice President and     portfolio manager with the
 Managed Seasons                          Portfolio Manager (Domestic   firm since 1996. He joined
 Portfolios)                              Equity Investment Team)       SunAmerica as an equity
                                                                        analyst in 1993.
                                         - Fixed Income Investment
                                           Team
---------------------------------------------------------------------------------------------------
 Growth/Janus component   Janus          - Scott W. Schoelzel           Mr. Schoelzel has been a
 (Multi-Managed                                                         portfolio manager with
 Seasons Portfolios)                                                    Janus since joining the
                                                                        firm in 1994.
---------------------------------------------------------------------------------------------------
 Fixed Income/            Wellington     - Lucius T. Hill, III          Mr. Hill has been a
 Wellington Management    Management      Senior Vice President,        portfolio manager with
 component                                Partner and Portfolio         Wellington Management since
 (Multi-Managed                          Manager                        joining the firm in 1993.
 Seasons Portfolios)                     - Campe Goodman, CFA Vice      Mr. Goodman is a portfolio
                                           President and Portfolio      manager at Wellington
                                           Manager                      Management, having joined
                                                                        the firm in 2000 as an
                                                                        assistant portfolio
                                                                        manager. Prior to 2000, Mr.
                                                                        Goodman spent four years at
                                                                        MIT studying macroeconomics
                                                                        and finance in a doctoral
                                                                        program in economics.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Asset Allocation:        Putnam         Global Asset Allocation Team:
 Diversified Growth
 Portfolio
                                         - Jeffery L. Knight            Mr. Knight is Managing
                                          Team Leader                   Director and Chief
                                                                        Investment Officer of the
                                                                        Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1993 and is a Chartered
                                                                        Financial Analyst with 10
                                                                        years investment
                                                                        experience.
                                         - Robert J. Kea                Mr. Kea is Senior Vice
                                          Team member                   President and Quantitative
                                                                        Analyst in the Global Asset
                                                                        Allocation Team. He joined
                                                                        Putnam in 1989 and is a
                                                                        Chartered Financial Analyst
                                                                        with 14 years of investment
                                                                        experience.
                                         - Robert J. Schoen             Mr. Schoen is Senior Vice
                                          Team member                   President and Quantitative
                                                                        Analyst for the Global
                                                                        Asset Allocation Team. He
                                                                        joined Putnam in 1987 and
                                                                        has 12 years of investment
                                                                        experience.
                                         - Bruce S. MacDonald           Mr. MacDonald is a Senior
                                          Team member                   Vice President and Senior
                                                                        Investment Strategist of
                                                                        The Global Asset Allocation
                                                                        Team. He joined Putnam in
                                                                        1998 and has 10 years of
                                                                        investment experience.
---------------------------------------------------------------------------------------------------
 Stock Portfolio          T. Rowe Price  - Robert W. Smith Investment   Mr. Smith has been managing
                                           Advisory Committee Chairman  investments with T. Rowe
                                           and Vice President           Price since joining the
                                                                        firm in 1992.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         AIGGIC         - Magali Azema-Barac           Ms. Azema-Barac joined
 Portfolio                                Portfolio Manager             AIGGIC in 2001 as Vice
                                                                        President, Portfolio
                                                                        Manager for AIGGIC's index
                                                                        and quantitative
                                                                        portfolios. From September
                                                                        1999 to December 2001, she
                                                                        was Vice President and Head
                                                                        of Equity at American
                                                                        General Investment
                                                                        Management, L.P. ("AGIM").
                                                                        Prior to joining AGIM, she
                                                                        worked as an independent
                                                                        consultant from January
                                                                        1999 to September 1999.
                                                                        From 1994 to 1999, she
                                                                        worked for USWest
                                                                        Investment Management
                                                                        Company where she developed
                                                                        quantitative investment
                                                                        strategies and managed over
                                                                        $5 billion in index and
                                                                        enhanced-index funds.
---------------------------------------------------------------------------------------------------
                          GSAM           - Steven M. Barry              Mr. Barry joined GSAM as a
                                          Managing Director, Co-Chief   portfolio manager in 1999.
                                         Investment Officer and Senior  From 1988 to 1999, he was a
                                         Portfolio Manager              portfolio manager at
                                                                        Alliance Capital
                                                                        Management.
                                         - Kenneth T. Berents           Mr. Berents joined GSAM as
                                          Managing Director, Co-        a portfolio manager in
                                         Chairman of Investment         2000. From 1992 to 1999, he
                                         Committee and Senior           was Director of Research
                                         Portfolio Manager              and head of the Investment
                                                                        Committee at Wheat First
                                                                        Union.
                                         - Herbert E. Ehlers            Mr. Ehlers joined GSAM as a
                                          Managing Director, Chief      senior portfolio manager
                                         Investment Officer and Senior  and Chief Investment
                                         Portfolio Manager              Officer of the Growth team
                                                                        in 1997.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Growth         GSAM           - Gregory H. Ekizian           Mr. Ekizian joined GSAM as
 Portfolio (continued)                    Managing Director, Co-Chief   portfolio manager and Co-
                                         Investment Officer and Senior  Chair of the Growth
                                         Portfolio Manager              Investment Committee in
                                                                        1997.
                                         - Scott Kolar                  Mr. Kolar joined GSAM as an
                                          Vice President, Co-Chairman   equity analyst in 1997 and
                                         of Investment Committee and    became a portfolio manager
                                         Senior Portfolio Manager       in 1999.
                                         - Ernest C. Segundo, Jr.       Mr. Segundo joined GSAM as
                                          Vice President and Senior     a portfolio manager in
                                         Portfolio Manager              1997.
                                         - Mark D. Shattan              Mr. Shattan joined GSAM as
                                          Vice President and Senior     an equity analyst in 1999
                                         Portfolio Manager              and became a portfolio
                                                                        manager in May 2002. From
                                                                        1997 to 1999, he was a
                                                                        equity research analyst at
                                                                        Salomon Smith Barney.
                                         - David G. Shell               Mr. Shell joined GSAM as a
                                          Managing Director, Co-Chief   portfolio manager in 1997.
                                         Investment Officer and Senior
                                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Janus          - Scott W. Schoelzel           See above.
                                          Vice President and Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Large Cap Composite      AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Francis D. Gannon            See above.
                                          Senior Vice President and
                                         Portfolio Manager
                                         - Steven A. Neimeth            Mr. Neimeth joined the firm
                                          Senior Vice President and     as a portfolio manager in
                                         Portfolio Manager              April 2004. From 2002 to
                                                                        joining SunAmerica, Mr.
                                                                        Neimeth was a portfolio
                                                                        manager of The Neuberger
                                                                        Berman Large-Cap Value
                                                                        Fund. Between 1997 and
                                                                        2002, Mr. Neimeth was a
                                                                        portfolio manager and
                                                                        research analyst at Bear
                                                                        Stearns Asset Management.
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Robert W. Smith              See above.
                                          Investment Advisory
                                         Committee Chairman and Vice
                                         President
---------------------------------------------------------------------------------------------------
 Large Cap Value          AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Brian C. Rogers, CFA, CIC    Mr. Rogers joined T. Rowe
                                          Chief Investment Officer      Price's Equity Research
                                         Investment Advisory Committee  Division in 1982 and has
                                         Chairman and Vice President    been managing investments
                                                                        since 1983.
---------------------------------------------------------------------------------------------------
                          Wellington     - Steven T. Irons, CFA         Mr. Irons joined Wellington
                          Management      Senior Vice President,        Management in 1993 as a
                                         Partner and Portfolio Manager  research analyst on the
                                                                        firm's Value Team.
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          T. Rowe Price  - Donald J. Peters             Mr. Peters has been a
                                          Vice President and Portfolio  portfolio manager and
                                         Manager                        quantitative investment
                                                                        analyst for T. Rowe Price's
                                                                        Equity Research Division
                                                                        since joining the firm in
                                                                        1993.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Growth           Wellington     - Stephen Mortimer             Mr. Mortimer joined
 Portfolio (continued)    Management      Vice President and Portfolio  Wellington Management in
                                         Manager                        2001 as an equity analyst
                                                                        in the Growth and Capital
                                                                        Appreciation Groups. From
                                                                        1998 to 2001, he was an
                                                                        equity analyst at Vinik
                                                                        Asset Management.
                                         - Robert D. Rands, CFA         Mr. Rands joined Wellington
                                          Senior Vice President,        Management in 1978 as a
                                         Partner and Assistant          special situations analyst
                                         Portfolio Manager              and became a portfolio
                                                                        manager in 1983.
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  AIGGIC         - Magali Azema-Barac           See above.
                                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM           - Andrew Braun                 Mr. Braun joined GSAM as a
                                          Vice President and Portfolio  mutual fund product
                                         Manager                        development analyst in July
                                                                        1993. From January 1997 to
                                                                        April 2001, he was a
                                                                        research analyst on the
                                                                        GSAM Value team and became
                                                                        a portfolio manager in May
                                                                        2001.
                                         - Dolores Bamford              Ms. Bamford joined GSAM as
                                          Vice President and Portfolio  a portfolio manager for the
                                         Manager                        value team in April 2002.
                                                                        Prior to that, she was a
                                                                        portfolio manager at Putnam
                                                                        Investments for various
                                                                        products since 1991.
                                         - David L. Berdon              Mr. Berdon joined GSAM as a
                                          Vice President and Portfolio  research analyst in March
                                         Manager                        2001 and became a portfolio
                                                                        manager in October 2002.
                                                                        From September 1999 to
                                                                        March 2001, he was a Vice
                                                                        President for Business
                                                                        Development and Strategic
                                                                        Alliances at Soliloquy Inc.
                                                                        From September 1997 to
                                                                        September 1999, he was a
                                                                        principal consultant at
                                                                        Diamond Technology
                                                                        Partners.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - Scott Carroll                Mr. Carroll joined GSAM as
 (continued)                              Vice President and Portfolio  a portfolio manager in May
                                         Manager                        2002. From 1996 to 2002, he
                                                                        worked at Van Kampen Funds
                                                                        where he had portfolio
                                                                        management and analyst
                                                                        responsibilities for Growth
                                                                        and Income and Equity
                                                                        Income Funds.
                                         - Sally Pope Davis             Ms. Davis joined GSAM as a
                                          Vice President and Portfolio  portfolio manager in August
                                         Manager                        2001. From December 1999 to
                                                                        July 2001, she was a
                                                                        relationship manager in the
                                                                        Private Wealth Management
                                                                        area at Goldman Sachs. From
                                                                        August 1989 to November
                                                                        1999, she was a bank
                                                                        analyst in the Goldman
                                                                        Sachs Investment Research
                                                                        Department.
                                         - Stacey Ann DeMatteis         Ms. DeMatteis joined GSAM
                                          Vice President and Client     as a product- marketing
                                         Portfolio Manager              analyst in September 1993.
                                                                        From December 1997 to April
                                                                        2000, she was a
                                                                        relationship manager in
                                                                        Broker-Dealer sales. In May
                                                                        2000, she became a client
                                                                        portfolio manager on the
                                                                        Value team.
                                         - Sean Gallagher               Mr. Gallagher joined GSAM
                                          Vice President and Portfolio  as a research analyst in
                                         Manager                        May 2000. He became a
                                                                        portfolio manager in
                                                                        December 2001. From October
                                                                        1993 to May 2000, he was a
                                                                        research analyst at Merrill
                                                                        Lynch Asset Management.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio  GSAM           - James Otness                 Mr. Otness joined GSAM as a
 (continued)                              Managing Director and Senior  portfolio manager in May
                                         Portfolio Manager              2000. From 1998 to 2000, he
                                                                        headed Dolphin Asset
                                                                        Management. From 1970 to
                                                                        1998, he worked at J.P.
                                                                        Morgan most recently as a
                                                                        managing director and
                                                                        portfolio manager
                                                                        responsible for small-cap
                                                                        institutional equity
                                                                        investments.
                                         - Lisa Parisi                  Ms. Parisi joined GSAM as a
                                          Managing Director and         portfolio manager in August
                                         Portfolio Manager              2001. From December 2000 to
                                                                        August 2001, she was a
                                                                        portfolio manager at John
                                                                        A. Levin & Co. From March
                                                                        1995 to December 2000, she
                                                                        was a portfolio manager and
                                                                        managing director at
                                                                        Valenzuela Capital.
                                         - Eileen Rominger              Ms. Rominger joined GSAM as
                                          Managing Director, Chief      a portfolio manager and
                                         Investment Officer and Senior  Chief Investment officer of
                                         Portfolio Manager              the Value Equity team in
                                                                        1999. From 1981 to 1999,
                                                                        she worked at Oppenheimer
                                                                        Capital, most recently as a
                                                                        senior portfolio manager.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Eileen Banko                 Ms. Banko joined Lord
                                          Equity Analyst                Abbett in 1990.
                                         - David Builder                Mr. Builder joined Lord
                                          Equity Analyst                Abbett in 1998. Prior to
                                                                        that, he was an analyst at
                                                                        Bear Stearns from
                                                                        1996-1998.
                                         - Howard E. Hansen             Mr. Hansen joined Lord
                                          Partner at Lord Abbett and    Abbett in 1995. He has been
                                         Investment Manager             an associate portfolio
                                                                        manager since 1997.
                                         - Edward K. von der Linde      Mr. von der Linde has been
                                          Partner at Lord Abbett,       a portfolio manager with
                                         Investment Manager and Team    Lord Abbett since 1995. He
                                         Leader                         joined the firm in 1988.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Small Cap Portfolio      AIGGIC         - Magali Azema-Barac           See above.
                                          Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - John J. DiChiaro             Mr. DiChiaro joined Lord
                                          Partner at Lord Abbett and    Abbett in 2000. Prior to
                                         Senior Strategy Coordinator    joining Lord Abbett, Mr.
                                                                        DiChiaro was Vice
                                                                        President -- Securities
                                                                        Group with Wafra Investment
                                                                        Advisory Group from 1988 to
                                                                        2000.
                                         - Lesley-Jane Dixon            Ms. Dixon joined Lord
                                          Partner at Lord Abbett and    Abbett in 1995.
                                         Senior Research Analyst
                                         - F. Thomas O'Halloran         Mr. O'Halloran joined Lord
                                           Investment Manager and Team  Abbett in 2001. Prior to
                                           Leader                       joining Lord Abbett, Mr.
                                                                        O'Halloran was Executive
                                                                        Director/Senior Research
                                                                        Analyst with Dillon
                                                                        Reed/UBS Warburg.
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Brian P. Clifford            See above.
                                          Vice President and Portfolio
                                         Manager
---------------------------------------------------------------------------------------------------
 International Equity     AIGGIC         - Magali Azema-Barac           See above.
 Portfolio                                Portfolio Manager
---------------------------------------------------------------------------------------------------
                          GSAM-          - Nuno Fernandes               Mr. Fernandes joined
                          International   Executive Director and        GSAM-International as a
                                         Senior Portfolio Manager       research analyst on the
                                                                        global emerging markets
                                                                        equity team in April 1998.
                                                                        He was named a senior
                                                                        portfolio manager in April
                                                                        1999.
                                         - Susan Noble                  Ms. Noble joined GSAM-
                                          Managing Director and Senior  International as a senior
                                         Portfolio Manager              portfolio manager and head
                                                                        of the European Equity team
                                                                        in October 1997.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 International Equity     GSAM-          - Michael Stanes               Mr. Stanes joined GSAM-
 Portfolio (continued)    International   Executive Director and        International as a
                                         Senior Portfolio Manager       portfolio manager in
                                                                        November 2002. From 1986 to
                                                                        2001, he worked at Mercury
                                                                        Asset Management where he
                                                                        managed UK equity
                                                                        portfolios in London,
                                                                        Japanese equity portfolios
                                                                        in Tokyo and, most
                                                                        recently, US and global
                                                                        portfolios in the US.
                                         - Mark Ferguson                Mr. Ferguson joined GSAM-
                                          Executive Director and        International as co-head of
                                         Senior Portfolio Manager       European Financials
                                                                        research team in 1999.
---------------------------------------------------------------------------------------------------
                          Lord Abbett    - Ingrid C. Holm               Ms. Holm joined Lord Abbett
                                          Investment Manager            in 2001. Prior to joining
                                                                        Lord Abbett, Ms. Holm was a
                                                                        portfolio manager at
                                                                        Batterymarch Financial
                                                                        Management, Inc. from 2000-
                                                                        2001. From 1987-2000, she
                                                                        held various positions at
                                                                        the Prudential Insurance
                                                                        Company of America, most
                                                                        recently as a Global Equity
                                                                        portfolio manager.
                                         - Robert G. Morris             Mr. Morris joined Lord
                                          Partner and Director of       Abbett in 1991.
                                         Equity Investments
---------------------------------------------------------------------------------------------------
 Diversified Fixed        AIGGIC         - Magali Azema-Barac           See above.
 Income Portfolio                         Portfolio Manager
---------------------------------------------------------------------------------------------------
                          SunAmerica     - Michael Cheah, CFA           Mr. Cheah joined SunAmerica
                                          Vice President and Portfolio  in 1999 as Vice President
                                         Manager                        and portfolio manager
                                                                        responsible for all
                                                                        investment grade fixed-
                                                                        income portfolios. Prior to
                                                                        joining SunAmerica, he was
                                                                        a Director of the U.S. Bond
                                                                        Division and Representative
                                                                        of the New York Office of
                                                                        the Monetary Authority of
                                                                        Singapore from 1991 to
                                                                        1999.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Diversified Fixed        Wellington     - Lucius T. Hill, III          See above.
 Income Portfolio         Management      Senior Vice President,
 (continued)                              Partner and Portfolio
                                         Manager
                                         - Scott St. John, CFA          Mr. St. John is a portfolio
                                          Vice President and Portfolio  manager at Wellington,
                                         Manager                        having joined the firm in
                                                                        2003 as an assistant
                                                                        portfolio manager. From
                                                                        2001 to 2003, he was a
                                                                        fixed income analyst at
                                                                        State Street Research. From
                                                                        1995 to 2001, Mr. St. John
                                                                        was a fixed income analyst
                                                                        at Eaton Vance Management.
---------------------------------------------------------------------------------------------------
 Cash Management          SunAmerica     - Fixed Income Investment      N/A
 Portfolio                                 Team
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Alger          - Fred Alger                   Mr. Alger founded Alger in
                                          Chairman and Chief Market     1964. He served as
                                         Strategist                     President and Portfolio
                                                                        Manager until 1995. Mr.
                                                                        Alger assumed
                                                                        responsibilities of Chief
                                                                        Market Strategist in 2001.
                                         - Dan Chung, CFA               Mr. Chung joined Alger in
                                          Chief Investment Officer,     1994 as a Research
                                         President, Director of         Associate. He later served
                                         Research and Portfolio         as Associate Analyst,
                                         Manager                        Analyst and Senior Analyst
                                                                        before his current
                                                                        responsibilities as Chief
                                                                        Investment Officer and
                                                                        President.
---------------------------------------------------------------------------------------------------
                          Salomon        - Alan J. Blake                Mr. Blake is a Senior
                          Brothers        Senior Portfolio Manager and  Portfolio Manager and
                                         Managing Director              Managing Director of
                                                                        Salomon Brothers, which he
                                                                        joined in 2001. He has
                                                                        worked with Salomon
                                                                        Brothers or its affiliates
                                                                        since 1991.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth Portfolio   Marsico        - Thomas F. Marsico            Mr. Marsico has been the
 (continued)                              Chairman, Chief Executive     Chairman and Chief
                                         Officer, Chief Investment      Executive Officer of
                                         Officer and Portfolio Manager  Marsico since he formed
                                                                        Marsico in 1997. From 1988
                                                                        through 1997, Mr. Marsico
                                                                        served as the portfolio
                                                                        manager of the Janus Twenty
                                                                        Fund and from 1991 through
                                                                        1997, Mr. Marsico served as
                                                                        the portfolio manager of
                                                                        the Janus Growth & Income
                                                                        Fund.
---------------------------------------------------------------------------------------------------
 Focus TechNet Portfolio  RCM Capital    - Walter C. Price, Jr., CFA    Mr. Price is a Managing
                                          Portfolio Manager             Director of RCM Capital,
                                                                        with which he has been
                                                                        associated since 1974. He
                                                                        has research and money
                                                                        management responsibilities
                                                                        for much of RCM Capital's
                                                                        technology area.
---------------------------------------------------------------------------------------------------
                                         - Andrew Sheridan              Mr. Sheridan joined
                                          Vice President and Senior     SunAmerica in 2003. He is a
                                         Research Analyst               member of the research team
                                                                        covering the technology
                                                                        industry. Prior to joining
                                                                        SunAmerica, Mr. Sheridan
                                                                        worked in the research
                                                                        department at U.S. Trust
                                                                        and the market division of
                                                                        Greenwich Associates.
---------------------------------------------------------------------------------------------------
                          BAMCO          Mitchell Rubin, CFA, JD        Mr. Rubin is the portfolio
                                         Vice President and Portfolio   manager for the Baron
                                         Manager                        iOpportunity Fund. From
                                                                        1994 until joining BAMCO in
                                                                        November 1995, Mr. Rubin
                                                                        was an equity research
                                                                        analyst for Smith Barney in
                                                                        emerging growth stocks.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Growth and Income  Harris         - William C. Nygren, CFA       Mr. Nygren joined Harris in
 Portfolio                Associates      Partner and Portfolio         1983 and has over 21 years
                                         Manager                        of investment experience.
                                         - Edward S. Loeb, CFA          Mr. Loeb joined Harris
                                          Director of Institutional     Associates in 1989 and has
                                         Portfolios, Partner and        over 15 years of investment
                                         Portfolio Manager              experience.
                                         - Michael J. Mangan, CFA       Mr. Mangan joined Harris
                                          Partner and Portfolio         Associates in 1997 and has
                                         Manager                        over 15 years of investment
                                                                        experience.
---------------------------------------------------------------------------------------------------
                          Marsico        - Thomas F. Marsico            See above.
                                          Chairman, Chief Executive
                                         Officer and Portfolio Manager
---------------------------------------------------------------------------------------------------
                          Thornburg      - William V. Fries, CFA        Mr. Fries has been a
                                          Managing Director and         Managing Director and
                                         Portfolio Manager              portfolio manager at
                                                                        Thornburg since 1995.
                                                                        Previously he had been
                                                                        affiliated with USAA
                                                                        Investment Management
                                                                        Company for over 20 years.
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    American       - Phillip N. Davidson, CFA     Mr. Davidson is Chief
                          Century         Chief Investment Officer-     Investment Officer-Value,
                                         Value, Senior Vice President   Senior Vice President and
                                         and Senior Portfolio Manager   Senior Portfolio Manager
                                                                        and has been with American
                                                                        Century since 1993.
                                         - Scott A. Moore, CFA          Mr. Moore has been a member
                                          Vice President and Portfolio  of the team that manages
                                         Manager                        the Portfolio since October
                                                                        1996 and a Portfolio
                                                                        Manager since February
                                                                        1999. He joined American
                                                                        Century in August 1993 as
                                                                        an Investment Analyst.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          NAME AND TITLE OF PORTFOLIO
  PORTFOLIO OR MANAGED                        MANAGER(S) (AND/OR
       COMPONENT           MANAGER(S)         MANAGEMENT TEAM(S))               EXPERIENCE
---------------------------------------------------------------------------------------------------
 Focus Value Portfolio    Third Avenue   - Martin J. Whitman, CFA       Mr. Whitman has been Co-
 (continued)                              Co-Chief Investment Officer   Chief Investment Officer of
                                         and Portfolio Manager          Third Avenue since 2003.
                                                                        Previously, Mr. Whitman
                                                                        served as Chief Investment
                                                                        Officer of Third Avenue
                                                                        (and its predecessor
                                                                        entity) from 1991 to 2003.
                                                                        Mr. Whitman also has been
                                                                        Chairman of Third Avenue
                                                                        Trust (and its
                                                                        predecessors) since 1990.
                                         - Ian Lapey                    Mr. Lapey has been a
                                          Portfolio Manager             portfolio manager of Third
                                                                        Avenue since 2001. Mr.
                                                                        Lapey has also been a
                                                                        senior research analyst for
                                                                        Third Avenue since 2001.
                                                                        Prior to joining Third
                                                                        Avenue, Mr. Lapey had been
                                                                        an equity research analyst
                                                                        with Credit Suisse First
                                                                        Boston since 1997.
---------------------------------------------------------------------------------------------------
                          J.P. Morgan    - Jonathan K. L. Simon         Mr. Simon is a portfolio
                                           Managing Director/Portfolio  manager in the U.S. Equity
                                           Manager                      Group. An employee since
                                                                        1980, Mr. Simon manages the
                                                                        JPMorgan Mid Cap Value Fund
                                                                        and JPMorgan Growth &
                                                                        Income Fund and is a
                                                                        co-portfolio manager of the
                                                                        JPMorgan Equity Income
                                                                        Fund. In addition, he is
                                                                        portfolio manager of the
                                                                        JPMF U.S. Strategic Value
                                                                        Fund and JPMF America
                                                                        Equity Fund.
---------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Shares of the Portfolios are not offered directly to the public. Instead, shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing the Class 3 shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these service fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on The New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since the commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a share of each Portfolio (assuming reinvestment of all dividends and distributions). The Financial Highlights information set forth below has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's annual report to shareholders, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                   DIVIDENDS      DIVIDENDS
                        NET ASSET       NET         NET REALIZED                    DECLARED      FROM NET
                          VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM     FROM NET      REALIZED
PERIOD                  BEGINNING      INCOME      GAIN (LOSS) ON    INVESTMENT    INVESTMENT      GAIN ON          TOTAL
ENDED                   OF PERIOD     (LOSS)*       INVESTMENTS      OPERATIONS      INCOME      INVESTMENTS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                       Multi-Managed Growth Portfolio Class 3
11/11/02-
3/31/03+                 $ 9.00        $ 0.03          $(0.20)         $(0.17)       $(0.14)           --          $(0.14)
3/31/04                    8.69          0.03            2.37            2.40         (0.09)           --           (0.09)

                                                   Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
3/31/03+                 $ 9.83        $ 0.05          $(0.11)         $(0.06)       $(0.20)           --          $(0.20)
3/31/04                    9.57          0.10            2.03            2.13         (0.15)           --           (0.15)

                                                    Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
3/31/03+                 $10.71        $ 0.08          $ 0.02          $ 0.10        $(0.29)       $   --          $(0.29)
3/31/04                   10.52          0.22            1.30            1.52         (0.24)           --           (0.24)

                                                       Multi-Managed Income Portfolio Class 3

11/11/02-
3/31/03+                 $11.34        $ 0.14          $ 0.12          $ 0.26        $(0.34)           --          $(0.34)
3/31/04                   11.26          0.28            0.88            1.16         (0.32)           --           (0.32)

                                               Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
3/31/03+                 $ 9.00        $ 0.02          $(0.47)         $(0.45)       $(0.11)           --          $(0.11)
3/31/04                    8.44          0.07            2.36            2.43         (0.11)           --           (0.11)

                                                               Stock Portfolio Class 3
11/11//02-
3/31/03+                 $11.34            --          $(0.37)         $(0.37)           --            --              --
3/31/04                   10.97        $(0.02)           3.77            3.75            --            --              --

--------------------  ----------------------------------------------------------------------------------------
                                                                                     RATIO OF
                        NET                                                             NET
                       ASSET                      NET ASSETS      RATIO OF          INVESTMENT
                       VALUE                        END OF       EXPENSES TO         INCOME TO
PERIOD                 END OF       TOTAL           PERIOD         AVERAGE            AVERAGE        PORTFOLIO
ENDED                  PERIOD      RETURN**        (000'S)       NET ASSETS         NET ASSETS       TURNOVER
--------------------  ----------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class 3
11/11/02-
3/31/03+              $  8.69        (1.90)%       $     49         1.39%#              0.88%#          106%
3/31/04                 11.00        27.63            3,038         1.40                0.38             99
                                    Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
3/31/03+              $  9.57        (0.58)%       $    172         1.28%#              1.70%#          108%
3/31/04                 11.55        22.37            9,269         1.30                1.06            104
                                     Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
3/31/03+              $ 10.52         0.93%        $    249         1.26%#              2.67%#           85%
3/31/04                 11.80        14.53            9,753         1.25                2.15            111
                                               Multi-Managed Income Portfolio Class 3
11/11/02-
3/31/03+                11.26         2.37%        $     74         1.21%#              3.24%#           94%
3/31/04                 12.10        10.39            7,925         1.22                2.77            123
                                       Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
3/31/03+                 8.44        (5.02)%       $    241         1.22%#              0.68%#          143%
3/31/04                 10.76(2)     28.86           13,530         1.29(1)             0.84(1)         106
                                                      Stock Portfolio Class 3
11/11//02-
3/31/03+                10.97        (3.26)%       $    189         1.22%#             (0.04)%#          45%
3/31/04                 14.72        34.18           10,471         1.24               (0.13)            42

------------------------------

  *  Calculated based upon average shares outstanding
 **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
  #  Annualized
  +  Inception date of class
  @  Gross of custody credits of 0.01%
(1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:
                                                                   3/31/04
                                                                    ------
     Asset Allocation: Diversified Growth Portfolio..............    0.01%
(2)  Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NET                      DIVIDENDS     DIVIDENDS
              NET ASSET      NET         REALIZED &                   DECLARED     FROM NET
                VALUE     INVESTMENT     UNREALIZED     TOTAL FROM    FROM NET     REALIZED
PERIOD        BEGINNING     INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL
ENDED         OF PERIOD    (LOSS)*      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                            Large Cap Growth Portfolio Class 3
11/11/02-
3/31/03+       $ 6.27       $   --         $(0.31)        $(0.31)          --           --             --
3/31/04          5.96        (0.02)          1.87           1.85           --           --             --
                                           Large Cap Composite Portfolio Class 3
11/11/02-
3/31/03+       $ 7.22       $ 0.01         $(0.36)        $(0.35)      $(0.01)          --         $(0.01)
3/31/04          6.86           --           2.15           2.15           --           --             --
                                             Large Cap Value Portfolio Class 3
11/11/02-
3/31/03+       $ 8.27       $ 0.03         $(0.46)        $(0.43)      $(0.02)      $(0.04)        $(0.06)
3/31/04          7.78         0.08           2.93           3.01        (0.07)          --          (0.07)

                                             Mid Cap Growth Portfolio Class 3

11/11/02-
3/31/03+       $ 7.76       $(0.03)        $(0.08)        $(0.11)          --           --             --
3/31/04          7.65        (0.10)          4.01           3.91           --           --             --

                                              Mid Cap Value Portfolio Class 3

11/11/02-
3/31/03+       $11.07       $ 0.04         $(0.34)        $(0.30)      $(0.02)      $(0.16)        $(0.18)
3/31/04         10.59         0.05           4.80           4.85        (0.08)       (0.01)         (0.09)

                                                Small Cap Portfolio Class 3

11/11/02-
3/31/03+       $ 6.19       $(0.01)        $(0.19)        $(0.20)          --           --             --
3/31/04          5.99        (0.05)          2.93           2.88           --           --             --

                                                                        RATIO
                                                                        OF NET
              NET                       NET        RATIO OF           INVESTMENT
             ASSET                    ASSETS     EXPENSES TO          INCOME TO
             VALUE                    END OF       AVERAGE             AVERAGE
PERIOD      END OF       TOTAL        PERIOD         NET                 NET            PORTFOLIO
ENDED       PERIOD     RETURN**       (000'S)     ASSETS(1)           ASSETS(1)         TURNOVER
----------  -------------------------------------------------------------------------------------
                                     Large Cap Growth Portfolio Class 3
11/11/02-
3/31/03+    $ 5.96       (4.94)%      $   141        1.35%#             (0.01)%#           58%
3/31/04       7.81       31.04          5,122        1.35               (0.24)             44
                                    Large Cap Composite Portfolio Class 3
11/11/02-
3/31/03+    $ 6.86       (4.81)%      $    97        1.28%#              0.31%#            59%
3/31/04       9.01       31.39          2,095        1.35                0.03              78
                                      Large Cap Value Portfolio Class 3
11/11/02-
3/31/03+    $ 7.78       (5.27)%      $   140        1.28%#              1.14%#            32%
3/31/04      10.72       38.76          5,528        1.35                0.87              29
                                      Mid Cap Growth Portfolio Class 3
11/11/02-
3/31/03+    $ 7.65       (1.42)%      $   139        1.40%#             (0.98)%#          117%
3/31/04      11.56       51.11          5,917        1.40               (1.07)             97
                                       Mid Cap Value Portfolio Class 3
11/11/02-
3/31/03+    $10.59       (2.84)%      $   138        1.40%#              0.97%#            61%
3/31/04      15.35       45.86          5,435        1.40                0.37              50
                                         Small Cap Portfolio Class 3
11/11/02-
3/31/03+    $ 5.99       (3.23)%      $   120        1.40%#             (0.58)%#           91%
3/31/04       8.87       48.08          5,609        1.40               (0.72)            134

----------------------------------------

  * Calculated based upon average shares outstanding

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

 # Annualized

  + Inception date of class

(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                  3/31/03    3/31/04
                                                                  -------    -------
    Large Cap Growth Portfolio..................................    0.10%#    0.06%
    Large Cap Composite Portfolio...............................    0.68#     0.43
    Large Cap Value Portfolio...................................    0.09#     0.01
    Mid Cap Growth Portfolio....................................    0.19#     0.06
    Mid Cap Value Portfolio.....................................   (0.01)#    0.03
    Small Cap Portfolio.........................................    0.25#     0.08

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         NET
                                     REALIZED &                 DIVIDENDS       DIVIDENDS
            NET ASSET      NET       UNREALIZED                  DECLARED       FROM NET
              VALUE     INVESTMENT   GAIN (LOSS)   TOTAL FROM    FROM NET       REALIZED
PERIOD      BEGINNING     INCOME         ON        INVESTMENT   INVESTMENT       GAIN ON         TOTAL
ENDED       OF PERIOD    (LOSS)*     INVESTMENTS   OPERATIONS     INCOME       INVESTMENTS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
                                        International Equity Portfolio Class 3
11/11/02-
3/31/03+     $ 5.69       $   --       $(0.56)       $(0.56)      $(0.01)            --         $(0.01)
3/31/04        5.12         0.04         2.63          2.67        (0.06)            --          (0.06)

                                      Diversified Fixed Income Portfolio Class 3
11/11/02-
3/31/03+     $10.49       $ 0.09       $ 0.13        $ 0.22       $(0.04)            --         $(0.04)
3/31/04       10.67         0.29         0.22          0.51        (0.25)            --          (0.25)

                                          Cash Management Portfolio Class 3
11/11/02-
3/31/03+     $10.95       $ 0.01           --        $ 0.01       $(0.14)            --         $(0.14)
3/31/04       10.82         0.01           --          0.01        (0.07)            --          (0.07)

                                            Focus Growth Portfolio Class 3

11/11/02-
3/31/03+     $ 5.70       $(0.01)      $(0.22)       $(0.23)          --             --             --
3/31/04        5.47        (0.05)        2.45          2.40           --             --             --

                                           Focus TechNet Portfolio Class 3

11/11/02-
3/31/03+     $ 2.85       $(0.02)      $ 0.01        $(0.01)          --             --             --
3/31/04        2.84        (0.07)        2.30          2.23           --             --             --

                                      Focus Growth and Income Portfolio Class 3

11/11/02-
3/31/03+     $ 6.96       $(0.01)      $(0.17)       $(0.18)          --             --             --
3/31/04        6.78        (0.03)        2.52          2.49           --             --             --

                                            Focus Value Portfolio Class 3

11/11/02-
3/31/03+     $ 9.12       $   --       $   --        $   --       $(0.10)(1)     $(0.25)        $(0.35)
3/31/04        8.77         0.09         4.23          4.32           --             --             --

                                                             RATIO OF
              NET                  NET                          NET
             ASSET               ASSETS      RATIO OF       INVESTMENT
             VALUE               END OF     EXPENSES TO      INCOME TO
PERIOD      END OF     TOTAL     PERIOD       AVERAGE         AVERAGE      PORTFOLIO
ENDED       PERIOD    RETURN**   (000'S)   NET ASSETS(2)   NET ASSETS(2)   TURNOVER
----------  ------------------------------------------------------------------------
                             International Equity Portfolio Class 3
11/11/02-
3/31/03+    $ 5.12      (9.79)%  $   144       1.55%#           0.15%#         53%
3/31/04       7.73      52.29      4,277       1.55             0.66           50
                           Diversified Fixed Income Portfolio Class 3
11/11/02-
3/31/03+    $10.67       2.15%   $   978       1.25%#           2.68%#         60%
3/31/04      10.93       4.84      9,120       1.15             2.99          106
                               Cash Management Portfolio Class 3
11/11/02-
3/31/03+    $10.82       0.11%   $   348       1.10%#           0.25%#         --
3/31/04      10.76       0.09      6,224       1.05             0.06           --
                                 Focus Growth Portfolio Class 3
11/11/02-
3/31/03+    $ 5.47      (4.04)%  $    99       1.55%#          (0.66)%#       143%
3/31/04       7.87      43.88      6,775       1.55            (0.75)          90
                                Focus TechNet Portfolio Class 3
11/11/02-
3/31/03+    $ 2.84      (0.35)%  $   100       1.68%#          (1.52)%#       253%
3/31/04       5.07      78.52      3,830       1.75            (1.70)         183
                           Focus Growth and Income Portfolio Class 3
11/11/02-
3/31/03+    $ 6.78      (2.59)%  $   105       1.55%#          (0.44)%#       180%
3/31/04       9.27      36.73      6,855       1.55            (0.35)          84
                                 Focus Value Portfolio Class 3
11/11/02-
3/31/03+    $ 8.77      (0.12)%  $   115       1.55%#          (0.12)%#       190%
3/31/04      13.09      49.26      4,494       1.55             0.87          165

----------------------------------------

   * Calculated based upon average shares outstanding

  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

  # Annualized

   + Inception date of class

 (1) Includes a tax return of capital of $0.03 per share.

 (2) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                 3/31/03       3/31/04
                                                                ----------    ----------
     International Equity Portfolio.........................       0.49%         0.30%
     Diversified Fixed Income Portfolio.....................       0.14#        (0.01)
     Cash Management Portfolio..............................       0.03#        (0.01)
     Focus Growth Portfolio.................................       0.26#         0.08
     Focus TechNet Portfolio................................       1.74#         0.52
     Focus Growth and Income Portfolio......................       0.79#         0.27
     Focus Value Portfolio..................................       0.76#         0.27

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

     The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Portfolios by contacting:

           AIG SunAmerica Assurance Insurance Company
           Annuity Service Center
           P.O. Box 54299
           Los Angeles, California 90054-0299
           1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-07725